UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

                           Virtus Opportunities Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2009
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



VIRTUS OPPORTUNITIES TRUST
N-Q
DECEMBER 31, 2009 (UNAUDITED)


FOOTNOTE LEGEND
---------------
(1) Federal Income Tax Information: For tax information at December 31, 2009, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

     Fund                        Market Value   % of Net Assets
     ---------                   ------------   ---------------
     Bond Fund                     $ 18,817            8.5%
     High Yield Fund                 21,759           23.0
     Multi-Sector Fixed Income
        Fund                         47,868           24.8
     Multi-Sector Short-Term
        Bond Fund                   385,192           17.2
     Senior Floating Rate Fund        7,362            7.7

(5)  Escrowed to maturity.

(6)  Illiquid security

(7) Illiquid and restricted security. At December 31, 2009, this security amounted to a value of $2,918 or 0 % of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(8) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(9) At December 31, 2009, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
     California 96.7%. At December 31, 2009, 74.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL-RE 28.4%, GNMA 13.1%, AMBAC 12.7%, and FSA 10.5%.D

(10) Shares traded on NYSE.

(11) Shares traded on Toronto exchange.

(12) Security in default.

(13) Amount is less than $500.

(14) Affiliated Fund

                      See Notes to Schedules of Investments

                       VIRTUS ALPHASECTOR ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE
                                       ------------  ------------
MUTUAL FUNDS(14)--25.7%

FIXED INCOME FUNDS--25.7%
Virtus Bond Fund Class I                    876,515  $      9,370
---------------------------------------------------  ------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $9,183)                                    9,370
---------------------------------------------------  ------------
EXCHANGE TRADED FUNDS--76.7%

Consumer Discretionary Select Sector
  SPDR Fund                                 103,960         3,095
Consumer Staples Select Sector SPDR
  Fund                                      117,390         3,107
Energy Select Sector SPDR Fund               54,750         3,121
Financial Select Sector SPDR Fund           216,375         3,114
Health Care Select Sector SPDR Fund          98,940         3,075
Industrial Select Sector SPDR Fund          110,470         3,070
Materials Select Sector SPDR Fund            96,140         3,173
Technology Select Sector SPDR Fund          137,680         3,149
Utilities Select Sector SPDR Fund            98,110         3,041
---------------------------------------------------  ------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $26,685)                                  27,945
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--102.4%
(IDENTIFIED COST $35,868)                                  37,315
---------------------------------------------------  ------------
SHORT-TERM INVESTMENTS--1.1%

MONEY MARKET MUTUAL FUNDS--1.1%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.118%)        416,087           416
---------------------------------------------------  ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $416)                                        416
---------------------------------------------------  ------------
TOTAL INVESTMENTS--103.5%
(IDENTIFIED COST $36,284)                                  37,731(1)

Other assets and liabilities,
  net--(3.5)%                                              (1,291)
                                                     ------------
NET ASSETS--100.0%                                   $     36,440
                                                     ============

ABBREVIATIONS:
SPDR  S&P Depositary Receipt.

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  --------------------------
                                        TOTAL VALUE
                                            AT          LEVEL 1
                                        DECEMBER 31,    QUOTED
INVESTMENT IN SECURITIES                   2009         PRICES
-------------------------------------  --------------------------
Equity Securities:
  Exchange Traded Funds                $     27,945  $     27,945
  Mutual Funds                                9,370         9,370
  Short-Term Investments                        416           416
Total Investments                      $     37,731  $     37,731
-------------------------------------  --------------------------

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                        VIRTUS ALPHASECTOR ROTATION FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE
                                       ------------  ------------
EXCHANGE TRADED FUNDS--98.8%
Consumer Discretionary Select Sector
  SPDR Fund                                 605,190  $     18,017
Consumer Staples Select Sector SPDR
  Fund                                      682,892        18,076
Energy Select Sector SPDR Fund              318,740        18,171
Financial Select Sector SPDR Fund         1,260,425        18,138
Health Care Select Sector SPDR Fund         576,032        17,903
Industrial Select Sector SPDR Fund          643,767        17,890
Materials Select Sector SPDR Fund           559,762        18,472
Technology Select Sector SPDR Fund          801,893        18,339
Utilities Select Sector SPDR Fund           571,274        17,710
---------------------------------------------------  ------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $158,035)                                162,716
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $158,035)                                162,716
---------------------------------------------------  ------------
SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.118%)      3,232,963         3,233
---------------------------------------------------  ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,233)                                    3,233
---------------------------------------------------  ------------
TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $161,268)                                165,949(1)

Other assets and liabilities,
  net--(0.8)%                                              (1,246)
                                                     ------------
NET ASSETS--100.0%                                   $    164,703
                                                     ============

ABBREVIATIONS:
SPDR   S&P Depositary Receipt.

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-----------------------------------------------------------------
                                       TOTAL VALUE
                                            AT          LEVEL 1
                                       DECEMBER 31,     QUOTED
INVESTMENT IN SECURITIES                   2009         PRICES
-----------------------------------------------------------------
Equity Securities:
  Exchange Traded Funds                $    162,716  $    162,716
  Short-Term Investments                      3,233         3,233
Total Investments                      $    165,949  $    165,949
-----------------------------------------------------------------

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                      VIRTUS ALTERNATIVES DIVERSIFIER FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE
                                       ------------  ------------
MUTUAL FUNDS(14)--65.0%

EQUITY FUNDS--54.6%
Virtus Global Infrastructure Fund
  Class I                                 3,890,965  $     41,283
Virtus International Real Estate
  Securities Fund Class I                 4,910,352        27,498
Virtus Market Neutral Fund Class
  I(2)                                    4,761,077        50,420
Virtus Real Estate Securities Class I     1,247,791        27,576
                                                     ------------
                                                          146,777
                                                     ------------
FIXED INCOME FUNDS--10.4%
Virtus Senior Floating Rate Fund
  Class I                                 2,851,649        27,804
---------------------------------------------------  ------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $178,450)                                174,581
---------------------------------------------------  ------------
EXCHANGE TRADED FUNDS--35.1%

iShares S&P North American Natural
  Resources Sector Index Fund               798,330        27,391
PowerShares DB Commodity Index
  Tracking Fund(2)                        1,616,300        39,793
PowerShares DB G10 Currency Harvest
  Fund(2)                                 1,150,982        27,094
---------------------------------------------------  ------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $100,579)                                 94,278
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--100.1%
(IDENTIFIED COST $279,029)                                268,859
---------------------------------------------------  ------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $279,029)                                268,859(1)

Other assets and liabilities,
  net--(0.1)%                                                (244)
                                                     ------------
NET ASSETS--100.0%                                   $    268,615
                                                     ============

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  --------------------------
                                        TOTAL VALUE
                                            AT          LEVEL 1
                                        DECEMBER 31,    QUOTED
INVESTMENT IN SECURITIES                   2009         PRICES
-------------------------------------  --------------------------
Equity Securities:
  Exchange Traded Funds                $     94,278  $     94,278
  Mutual Funds                              174,581       174,581
Total Investments                      $    268,859  $    268,859

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
U.S. GOVERNMENT SECURITIES--12.7%                                  AGENCY--(CONTINUED)

U.S. Treasury Bond 3.500%, 2/15/39     $      7,005  $      5,738  FNMA
U.S. Treasury Note                                                   7.000%, 5/1/14                       $         16  $         18
  0.875%, 12/31/11                              600           598    6.000%, 10/1/14                               226           242
  2.625%, 6/30/14                             4,095         4,125    8.000%, 1/1/15                                  4             5
  3.250%, 12/31/16                            6,670         6,614    6.500%, 6/1/16                                167           181
  4.750%, 8/15/17                             3,920         4,253    6.000%, 7/1/17                                 77            82
  3.125%, 5/15/19                             7,090         6,714    5.500%, 9/1/17                                197           209
---------------------------------------------------  ------------    4.500%, 12/1/18                             1,265         1,303
TOTAL U.S. GOVERNMENT SECURITIES                                     4.500%, 3/1/20                                203           209
(IDENTIFIED COST $28,189)                                  28,042    5.000%, 4/1/20                                304           320
---------------------------------------------------  ------------    4.500%, 5/1/20                                555           572
                                                                     4.000%, 6/1/20                                333           336
MUNICIPAL BONDS--0.6%                                                4.500%, 11/1/20                             1,854         1,909
                                                                     5.000%, 8/1/21                                168           176
MICHIGAN--0.1%                                                       6.454%, 3/25/29                             2,086         2,280
City of Flat Rock Finance Authority                                  6.000%, 5/1/29                                175           188
  Taxable Series A, 6.750%, 10/1/16              95           100    6.500%, 7/1/29                                286           310
Tobacco Settlement Finance Authority                                 6.500%, 5/1/30                                  6             7
  Taxable Series 06-A, 7.309%, 6/1/34           175           140    7.500%, 3/1/31                                132           148
                                                     ------------    7.000%, 7/1/31                                 83            92
                                                              240    7.000%, 9/1/31                                141           156
                                                     ------------    6.500%, 2/1/32                                306           331
                                                                     6.500%, 3/1/32                                131           141
RHODE ISLAND--0.5%                                                   5.500%, 4/1/33                                166           175
City of Woonsocket Pension Funding                                   5.000%, 5/1/33                              1,781         1,835
  Taxable (FSA Insured) 5.660%,                                      5.500%, 6/1/33                              1,195         1,255
  7/15/13                                     1,000         1,057    5.500%, 7/1/33                              1,138         1,196
---------------------------------------------------  ------------    5.000%, 9/1/33                                284           292
TOTAL MUNICIPAL BONDS                                                6.000%, 11/1/34                             2,332         2,488
(IDENTIFIED COST $1,298)                                    1,297    5.500%, 5/1/35                              2,962         3,104
---------------------------------------------------  ------------    5.000%, 7/1/35                                243           250
                                                                     5.500%, 12/1/35                               255           267
U.S. GOVERNMENT AGENCY                                               5.500%, 3/1/36                                567           595
  OBLIGATIONS--0.0%                                                  5.500%, 4/1/36                                414           434
                                                                     6.390%, 5/25/36                             1,120         1,196
FHLMC                                                                6.000%, 6/1/36                                309           330
  7.500%, 4/1/14                                 25            28    5.500%, 9/1/36                              2,107         2,214
  7.000%, 4/1/16                                 23            26    6.000%, 9/1/36                                317           337
---------------------------------------------------  ------------    5.500%, 11/1/36                               406           425
TOTAL U.S. GOVERNMENT AGENCY                                         6.000%, 3/1/37                                480           509
  OBLIGATIONS (IDENTIFIED COST $48)                            54    6.000%, 9/1/37                                 50            53
---------------------------------------------------  ------------    6.000%, 10/1/37                               426           451

MORTGAGE-BACKED SECURITIES--38.0%

AGENCY--30.0%
FHLMC
  7.000%, 1/1/33                                213           235
  6.000%, 10/1/34                               466           498
  5.000%, 1/1/35                              1,069         1,101
  5.000%, 7/1/35                              4,422         4,543
  5.000%, 12/1/35                             3,971         4,080
FHLMC REMICs
  JA-2777 4.500%, 11/15/17                      395           409
  CH-2904 4.500%, 4/15/19                     1,136         1,180

                      See Notes to Schedules of Investments

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
AGENCY--(CONTINUED)                                                NON-AGENCY--(CONTINUED)
  6.000%, 1/1/38                       $        123  $        130  Credit Suisse Mortgage Capital
  5.000%, 2/1/38                                960           986    Certificates 06-C1, A4 5.548%,
  6.000%, 2/1/38                                122           129    2/15/39                              $      1,685  $      1,660
  6.000%, 2/1/38                                 53            56  Crown Castle Towers LLC 05-1A, AFX
  6.000%, 2/1/38                                173           183    144A 4.643%, 6/15/35 (4)                      450           454
  6.000%, 2/1/38                                230           244  DLJ Mortgage Acceptance Corp. 96-I,
  5.000%, 3/1/38                                605           622    (Principal Only) 144A 0.000%,
  6.000%, 3/1/38                                848           900    9/18/11 (4)(7)                                  3             3
  6.500%, 3/1/38                              7,129         7,691  GS Mortgage Securities Corp. II
  5.000%, 4/1/38                              1,165         1,197    05-GG4, A4A 4.751%, 7/10/39                   490           474
  6.000%, 5/1/38                                247           262    07-GG10, A4 5.805%, 8/10/45                   475           408
  5.500%, 6/1/38                                769           806  JPMorgan Chase Commercial Mortgage
  6.000%, 7/1/38                              4,545         4,818    Securities Corp.
  5.500%, 8/1/38                              1,700         1,782    04-LN2, A2 5.115%, 7/15/41                  1,265         1,232
  6.000%, 8/1/38                                295           313    06-CB17, A4 5.429%, 12/12/43                  995           940
  6.000%, 8/1/38                                631           669  Lehman Brothers - UBS Commercial
  6.000%, 8/1/38                              2,055         2,178    Mortgage Trust
  6.000%, 8/13/38                               165           175    04-C7, A6 4.786%, 10/15/29                  1,000           966
  5.000%, 12/1/38                             1,009         1,037    06-C7, A3 5.347%, 11/15/38                  1,955         1,792
  5.000%, 12/1/38                               511           525  Morgan Stanley Capital I
                                                                     04-T15, A3 5.030%, 6/13/41                    490           498
FNMA REMICs 03-42, HC 4.500%,                                        06-T23, A4 5.810%, 8/12/41                  1,030         1,038
  12/25/17                                      445           459    05-IQ9, A3 4.540%, 7/15/56                    645           633
                                                                   Paine Webber Mortgage Acceptance
GNMA                                                                 Corp. 99-C1, D 7.150%, 6/15/32                112           112
  8.500%, 11/15/22                                1             1  SBA Commercial Mortgage Backed
  6.500%, 9/15/28                               144           155    Securities Trust 06-1A, B 144A
  7.500%, 9/15/29                               143           161    5.451%, 11/15/36 (4)                          140           143
  5.000%, 7/15/33                             1,655         1,715  Wachovia Bank Commercial Mortgage
  6.000%, 6/15/34                               291           310    Trust 05-C19, A5 4.661%, 5/15/44            2,830         2,839
                                                     ------------                                                       ------------
                                                           66,171                                                             17,759
                                                     ------------  ---------------------------------------------------  ------------
NON-AGENCY--8.0%                                                   TOTAL MORTGAGE-BACKED SECURITIES
American Tower Trust 07-1A, AFX 144A                               (IDENTIFIED COST $81,713)                                  83,930
  5.420%, 4/15/37 (4)                           190           195  ---------------------------------------------------  ------------
Banc of America Commercial Mortgage,
  Inc.                                                             ASSET-BACKED SECURITIES--0.1%
  05-1, A4 5.142%, 11/10/42                     290           296
  04-6, A5 4.811%, 12/10/42                     385           375  Capital Auto Receivables Asset Trust
Banc of America Commercial Mortgage,                                 Series 06-2, A3A 4.980%, 5/15/11               23            24
  Inc. 144A 08-1, A4 6.166%,                                       Carmax Auto Owner Trust 07-2, A3
  2/10/51 (4)                                 1,105           993    5.230%, 12/15/11                              157           159
Bear Stearns Commercial Mortgage                                   ---------------------------------------------------  ------------
  Securities                                                       TOTAL ASSET-BACKED SECURITIES
  06-PW12, A4 5.719%, 9/11/38                   765           777  (IDENTIFIED COST $180)                                        183
  04-T16, A6 4.750%, 2/13/46                    215           208  ---------------------------------------------------  ------------
Citigroup Commercial Mortgage Trust
  06-C5, A4 5.431%, 10/15/49                  1,855         1,723  CORPORATE BONDS--47.2%
                                                                   CONSUMER DISCRETIONARY--4.3%
                                                                   Affinion Group, Inc. 10.125%,
                                                                     10/15/13                                      560           578

                      See Notes to Schedules of Investments

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
CONSUMER DISCRETIONARY--(CONTINUED)                                CONSUMER STAPLES--(CONTINUED)
American Real Estate Partners LP                                     6.875%, 3/17/14                      $        275  $        312
  7.125%, 2/15/13                      $        650  $        663    5.650%, 5/16/18                               825           868
Comcast Corp.                                                      Procter & Gamble Co. 4.600%, 1/15/14            350           373
  5.700%, 5/15/18                               645           678  Reynolds American, Inc. 6.750%,
  5.700%, 7/1/19                                980         1,028    6/15/17                                        95            98
COX Communications, Inc. 144A                                      Safeway, Inc. 6.500%, 3/1/11                    375           396
  6.250%, 6/1/18 (4)                            140           149                                                       ------------
Echostar DBS Corp. 7.125%, 2/1/16               530           544                                                              9,061
Fortune Brands, Inc. 3.000%, 6/1/12             910           902                                                       ------------
Hasbro, Inc. 6.300%, 9/15/17                    135           143
Nebraska Book Co., Inc. 144A 10.000%,                              ENERGY--3.3%
  12/1/11 (4)                                 1,125         1,145  Buckeye Partners LP 5.125%, 7/1/17              200           196
Scientific Games International, Inc.                               Chesapeake Energy Corp. 7.250%,
  144A 9.250%, 6/15/19 (4)                      235           248    12/15/18                                      245           248
Time Warner Cable, Inc.                                            Enbridge Energy Partners LP 5.875%,
  3.500%, 2/1/15                                145           143    12/15/16                                      350           364
  6.750%, 7/1/18                                130           143  Encore Acquisition Co. 6.000%,
  5.000%, 2/1/20                                815           790    7/15/15                                       310           311
United Artists Theatre Circuit, Inc.                               Energy Transfer Partners LP
  Series BD-1 9.300%, 7/1/15 (6)(8)              25            23    8.500%, 4/15/14                               755           871
UPC Germany GmbH 144A 8.125%,                                        5.950%, 2/1/15                                135           143
  12/1/17 (4)                                 1,120         1,138    6.700%, 7/1/18                                570           610
Viacom, Inc. 6.250%, 4/30/16                     70            76  Enterprise Products Operating LLC
WMG Holdings Corp. 9.500%, 12/15/14(3)        1,165         1,186    6.300%, 9/15/17                               100           108
                                                     ------------  EOG Resources, Inc. 6.875%, 10/1/18             360           414
                                                            9,577  Halliburton Co. 6.150%, 9/15/19                  95           106
                                                     ------------  Kinder Morgan Energy Partners LP
                                                                     5.850%, 9/15/12                               415           447
CONSUMER STAPLES--4.1%                                               6.000%, 2/1/17                                135           142
Alliance One International, Inc. 144A                                9.000%, 2/1/19                                500           615
  10.000%, 7/15/16 (4)                          725           765  Petroleos Mexicanos 144A 4.875%,
Altria Group, Inc. 9.250%, 8/6/19               495           603    3/15/15 (4)                                   390           389
Anheuser-Busch InBev Worldwide, Inc.                               Petropower I Funding Trust 144A
  144A 3.000%, 10/15/12 (4)                     900           904    7.360%, 2/15/14 (4)                            87            87
ASG Consolidated LLC/ASG Finance, Inc.                             Plains All American Pipeline LP /
  11.500%, 11/1/11(3)                           740           746    PAA Finance Corp. 4.250%, 9/1/12              215           222
Costco Wholesale Corp. 5.500%,                                     Talisman Energy, Inc. 7.750%, 6/1/19            465           546
  3/15/17                                       420           448  TransCanada Pipelines Ltd.
CVS Caremark Corp. 6.125%, 9/15/39              395           391    7.125%, 1/15/19                               230           269
Delhaize Group 6.500%, 6/15/17                  725           787    6.350%, 5/15/49(3)                            300           281
Kraft Foods, Inc.                                                  Williams Cos., Inc. (The) 7.125%,
  5.625%, 11/1/11                             1,045         1,110    9/1/11                                        125           134
  6.125%, 8/23/18                               345           364  XTO Energy, Inc. 5.900%, 8/1/12                 735           805
Mead Johnson Nutrition Co. 144A                                                                                         ------------
  4.900%, 11/1/19 (4)                           470           466                                                              7,308
PepsiCo, Inc. 7.900%, 11/1/18                   350           430                                                       ------------
Philip Morris International, Inc.                                  FINANCIALS--19.5%
                                                                   Aflac, Inc. 8.500%, 5/15/19                      30            35
                                                                   American Express Co. 7.250%, 5/20/14            795           897
                                                                   American Express Credit Corp. 5.875%,
                                                                     5/2/13                                        140           150
                                                                   American General Finance Corp.
                                                                     4.000%, 3/15/11                               450           407

                      See Notes to Schedules of Investments

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
  5.750%, 9/15/16                      $        490  $        331  International Lease Finance Corp.
Bank of America Corp.                                                4.750%, 1/13/12                      $        225  $        190
  6.500%, 8/1/16                                195           210  JPMorgan Chase & Co.
  5.750%, 8/15/16                               715           720    5.750%, 1/2/13                              1,020         1,088
  5.490%, 3/15/19                               300           283    5.125%, 9/15/14                               860           907
Bank of New York / Mellon Corp.                                      Series 1, 7.900%, 12/31/49(3)                 395           407
  (The) 4.950%, 11/1/12                         115           124  Lincoln National Corp. 5.650%,
Barclays Bank plc                                                    8/27/12                                     1,195         1,237
  Series 1, 5.000%, 9/22/16                     985         1,006  Macquarie Group Ltd. 144A 7.300%,
  144A 10.179%, 6/12/21(4)                      560           723    8/1/14 (4)                                    870           940
Bear Stearns Cos., Inc. LLC (The)                                  Merrill Lynch & Co., Inc.
  7.250%, 2/1/18                                785           901    6.875%, 4/25/18                               695           749
Capital One Financial Corp.                                          6.110%, 1/29/37                               150           138
  5.700%, 9/15/11                               620           651  MetLife, Inc. 6.750%, 6/1/16                    210           235
  7.375%, 5/23/14                               365           413  Metropolitan Life Global Funding I
  6.150%, 9/1/16                                625           628    144A 2.875%, 9/17/12 (4)                      980           988
  5.250%, 2/21/17                                70            69  Morgan Stanley
Capitial One Capital VI 8.875%,                                      6.000%, 4/28/15                               115           122
  5/15/40                                       320           341    5.375%, 10/15/15                              250           258
Chubb Corp. 6.375%, 3/29/49(3)                  420           391    6.625%, 4/1/18                                615           665
Citigroup, Inc.                                                      7.300%, 5/13/19                               100           112
  5.500%, 8/27/12                                90            94  New York Life Insurance Co. 144A
  5.000%, 9/15/14                             1,745         1,682    6.750%, 11/15/39 (4)                          420           430
  4.875%, 5/7/15                                280           264  Northern Trust Corp. 5.500%, 8/15/13             75            82
  5.500%, 2/15/17                                95            90  PNC Bank NA 4.875%, 9/21/17                     155           147
Countrywide Financial Corp. 6.250%,                                Protective Life Corp. 7.375%,
  5/15/16                                        65            66    10/15/19                                      525           526
Countrywide Home Loan, Inc. Series L                               Protective Life Secured Trust
  4.000%, 3/22/11                               615           628    4.000%, 4/1/11                              1,670         1,698
Credit Suisse First Boston 6.000%,                                 Prudential Financial, Inc.
  2/15/18                                       630           659    3.625%, 9/17/12                               820           832
Credit Suisse Guernsey Ltd. 5.860%,                                  6.200%, 1/15/15                               505           543
  11/15/49(3)                                   815           709    7.375%, 6/15/19                               520           583
Credit Suisse USA, Inc. 5.850%,                                      8.875%, 6/15/38(3)                            605           641
  8/16/16                                       135           144  Rabobank Nederland NV 144A 11.000%,
CVS Pass-Through Trust 144A 7.507%,                                  12/31/49 (3)(4)                               425           518
  1/10/32 (4)                                   320           335  Regions Financial Corp. 0.421%,
Developers Diversified Realty Corp.                                  6/26/12(3)                                  1,935         1,738
  5.000%, 5/3/10                              1,445         1,445  Resona Bank Ltd. 144A 5.850%,
Export-Import Bank of Korea 5.500%,                                  9/29/49 (3)(4)                                985           860
  10/17/12                                      135           144  Royal Bank of Scotland Group plc
Ford Motor Credit Co. LLC 7.500%,                                    6.400%, 10/21/19                              490           488
  8/1/12                                        625           631  Santander Issuances S.A Unipersonal
General Electric Capital Corp.                                       144A 5.911%, 6/20/16 (4)                    1,085         1,109
  6.750%, 3/15/32                               500           510  Simon Property Group LP 6.750%,
General Electric Capital Corp.                                       5/15/14                                     1,090         1,162
  Series A                                                         State Street Corp. 4.300%, 5/30/14              190           197
  0.411%, 11/1/12(3)                          1,265         1,220  SunTrust Banks, Inc. 5.250%, 11/5/12            310           322
  5.450%, 1/15/13                               405           431  Teachers Insurance & Annuity
  6.875%, 1/10/39                             1,130         1,167    Association of America 144A
Genworth Global Funding Trusts                                       6.850%, 12/16/39 (4)                          480           496
  5.125%, 3/15/11                               925           940
HSBC Finance Corp. 8.000%, 7/15/10              300           311
ICICI Bank Ltd. RegS 5.750%,
  11/16/10 (5)                                  105           107

                      See Notes to Schedules of Investments

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
FINANCIALS--(CONTINUED)
UDR, Inc. 5.250%, 1/15/15              $        150  $        143  MATERIALS--1.5%
Wachovia Corp.                                                     Anglo American Capital plc 144A
  4.875%, 2/15/14                               200           203    9.375%, 4/8/19 (4)                   $        105  $        133
  5.750%, 2/1/18                                570           595  Dow Chemical Co. (The)
WEA Finance LLC/WCI Finance LLC 144A                                 6.000%, 10/1/12                             1,050         1,130
  5.700%, 10/1/16 (4)                         1,065         1,095    5.900%, 2/15/15                               970         1,042
Wells Fargo Capital XIII 7.700%,                                   Holcim U.S. Finance S.A.R.L. & Cie
  3/26/13(3)                                    460           446    S.C.S 144A 6.000%, 12/30/19 (4)               435           453
Westfield Capital Corp. Ltd./                                      International Paper Co. 7.300%,
  Westfield Finance Authority 144A                                   11/15/39                                      470           499
  5.125%, 11/15/14 (4)                          150           155                                                       ------------
                                                     ------------                                                              3,257
                                                           42,902                                                       ------------
                                                     ------------  TELECOMMUNICATION SERVICES--7.1%
                                                                   Alltel Corp. 7.000%, 7/1/12                     350           386
HEALTH CARE--2.0%                                                  AT&T, Inc.
Abbott Laboratories 5.125%, 4/1/19              475           497    6.250%, 3/15/11                               400           424
Boston Scientific Corp. 6.000%,                                      5.875%, 2/1/12                                130           141
  1/15/20                                       445           456    5.625%, 6/15/16                               130           140
Express Scripts, Inc.                                                5.800%, 2/15/19                             1,070         1,140
  5.250%, 6/15/12                               775           824  Centennial Communications Corp.
  7.250%, 6/15/19                               245           278    6.001%, 1/1/13(3)                           1,405         1,405
Johnson & Johnson 5.150%, 7/15/18               800           860    10.000%, 1/1/13                               385           404
Pfizer, Inc. 4.450%, 3/15/12                    625           661  France Telecom SA 4.375%, 7/8/14                355           371
Quest Diagnostics, Inc. 6.400%,                                    GCI, Inc. 144A 8.625%, 11/15/19 (4)             375           380
  7/1/17                                        435           477  Global Crossing Ltd. 144A 12.000%,
Thermo Fisher Scientific, Inc. 144A                                  9/15/15 (4)                                   550           606
  2.150%, 12/28/12 (4)                          435           429  NII Capital Corp. 144A 8.875%,
                                                     ------------    12/15/19 (4)                                  910           891
                                                            4,482  Qwest Corp. 7.875%, 9/1/11                    1,730         1,812
                                                     ------------  Sprint Capital Corp. 8.375%, 3/15/12          1,645         1,711
                                                                   Telecom Italia Capital SA
INDUSTRIALS--1.4%                                                    5.250%, 10/1/15                               215           225
Allied Waste North America, Inc.                                     6.999%, 6/4/18                                 95           104
  7.250%, 3/15/15                               545           569    7.175%, 6/18/19                               615           686
DI Finance/DynCorp International,                                  Telefonica Emisiones SAU
  Inc. Series B 9.500%, 2/15/13                 555           565    5.984%, 6/20/11                             1,080         1,142
Hutchison Whampoa International                                      5.877%, 7/15/19                               745           798
  Ltd. 144A 5.750%, 9/11/19 (4)                 435           441  Verizon Communications, Inc.
ITT Corp. 6.125%, 5/1/19                        480           518    4.900%, 9/15/15                               130           138
Travelport LLC 9.875%, 9/1/14                   975         1,012    5.500%, 4/1/17                                 70            74
                                                     ------------    6.350%, 4/1/19                                960         1,059
                                                            3,105  Virgin Media Finance plc
                                                     ------------    Series 8.750%, 4/15/14                        128           133
                                                                     8.375%, 10/15/19                              415           429
INFORMATION TECHNOLOGY--1.2%                                       West Corp. 9.500%, 10/15/14                     700           714
Fiserv, Inc. 6.125%, 11/20/12                   920         1,002  Windstream Corp. 7.000%, 3/15/19                435           409
Intuit, Inc. 5.750%, 3/15/17                    430           445                                                       ------------
L-3 Communications Corp. 144A 5.200%,                                                                                         15,722
  10/15/19 (4)                                  210           208                                                       ------------
Viasat, Inc. 144A 8.875%, 9/15/16 (4)           105           109
Xerox Corp.
  4.250%, 2/15/15                               680           675
  6.750%, 2/1/17                                170           182
                                                     ------------
                                                            2,621
                                                     ------------

                      See Notes to Schedules of Investments

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE
                                       ------------  ------------
UTILITIES--2.8%
Appalachian Power Co. 5.550%, 4/1/11   $        810  $        843
Atmos Energy Corp. 6.350%, 6/15/17              465           494
Consolidated Edison Co., of New York,
  Inc. Series 09-C 5.500%, 12/1/39              440           428
Dominion Resources, Inc. 8.875%,
  1/15/19                                       180           224
FirstEnergy Solutions Corp. 144A
  6.050%, 8/15/21 (4)                           435           439
Florida Power Corp. 6.650%, 7/15/11             520           557
Georgia Power Co. 6.000%, 11/1/13               335           372
Nevada Power Co. Series O 6.500%,
  5/15/18                                       730           781
Northeast Utilities 5.650%, 6/1/13              140           145
Pacific Gas & Electric Co. 8.250%,
  10/15/18                                      650           794
Sempra Energy 6.500%, 6/1/16                     40            43
South Carolina Electric & Gas Co.
  6.500%, 11/1/18                               310           350
Virginia Electric & Power Co.
  Series A 5.400%, 1/15/16                      645           681
                                                     ------------
                                                            6,151
---------------------------------------------------  ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $99,116)                                 104,186
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $210,544)                                217,692
---------------------------------------------------  ------------

                                          SHARES         VALUE
                                       ------------  ------------
SHORT-TERM INVESTMENTS--0.5%

MONEY MARKET MUTUAL FUNDS--0.5%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.118%)      1,058,763         1,059
---------------------------------------------------  ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,059)                                    1,059
---------------------------------------------------  ------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $211,603)                                218,751(1)
Other Assets and Liabilities--0.9%                          1,934
                                                     ------------
NET ASSETS--100.0%                                   $    220,685
                                                     ============

Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
FSA   Financial Security Assurance, Inc.
GNMA  Government National Mortgage Association ("Ginnie Mae")
REMIC Real Estate Mortgage Investment Conduit
SBA   Small Business Administration

                      See Notes to Schedules of Investments

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United States (includes short-term investments)           93%
Australia                                                  1
Canada                                                     1
Germany                                                    1
Spain                                                      1
United Kingdom                                             1
Other                                                      2
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+ % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2        LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       DECEMBER 31,     QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENT IN SECURITIES                   2009         PRICES         INPUTS        INPUTS
-------------------------------------  -------------------------------------------------------
Debt Securities:
  U.S. Government Securities           $     28,042  $         --  $      28,042  $         --
  Municipal Securities                        1,297            --          1,297            --
  U.S. Government Agency Obligations             54            --             54            --
  Mortgage-backed Securities                 83,930            --         83,930            --
  Asset-Backed Securities                       183            --            183            --
  Corporate Debt                            104,186            --        104,163            23
Equity Securities:
  Short-Term Investments                      1,059         1,059             --            --
Total Investments                      $    218,751  $      1,059  $     217,669  $         23

                      See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                             Mortgage-
                                              Backed     Corporate
INVESTMENTS IN SECURITIES           TOTAL   Securities     Debt
                                    -----   ----------   ---------
BALANCE AS OF SEPTEMBER 30, 2009:   $ 248   $      139   $     109

Accrued Discount/(Premium)             --(2)        --          --(2)

Realized Gain (Loss)                   --           --          --

Change in Unrealized Appreciation
  (Depreciation)                        4            4          --(2)

Net Purchases/(Sales)                  --           --          --

Transfers In and/or Out of Level
  3 (1)                              (229)        (143)        (86)
                                    -----   ----------   ---------
BALANCE AS OF DECEMBER 31, 2009     $  23   $       --   $      23
                                    =====   ==========   =========

(1) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                      See Notes to Schedules of Investments

                         VIRTUS CA TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
MUNICIPAL TAX-EXEMPT BONDS(9)--96.7%                               GENERAL OBLIGATION--(CONTINUED)
                                                                   Los Angeles Unified School District
DEVELOPMENT REVENUE--5.9%                                            Series C (FSA Insured) 5.000%,
Hercules Redevelopment Agency                                        7/1/24                               $        500  $        531
  Tax-Allocation (AMBAC Insured)                                   Los Angeles Unified School
  5.000%, 8/1/29                       $        500  $        445    District, Series A-1 (NATL-RE
Ontario Redevelopment Financing                                      Insured) 4.500%, 1/1/28                       500           470
  Authority,                                                       New Haven Unified School District
  Project No.1(NATL-RE Insured)                                      (Assured Guaranteed) 0.000%,
     6.900%, 8/1/10                              70            71    8/1/33                                      1,500           318
     5.250%, 8/1/13                             500           517  Norwalk-La Mirada Unified School
San Diego Redevelopment Agency,                                      District Series D (FSA Insured)
  Center City                                                        0.000%, 8/1/33                              1,500           322
  Series B (AMBAC Insured) 5.350%,                                 Placer Union High School District
    9/1/24                                    1,000           971    (FSA Insured) 0.000%, 8/1/32                1,500           337
  Series A (AMBAC Insured) 4.750%,                                 Rancho Santiago Community College
    9/1/30                                      500           432    District (FSA Insured) 0.000%,
Santa Clara Redevelopment Agency                                     9/1/27                                      1,200           402
  Tax Allocation (NATL-RE Insured)                                 San Rafael Elementary School
  5.000%, 6/1/22                              1,000           973    District, Election of 2002-B
                                                     ------------    (NATL- RE, FGIC Insured) 0.000%,
                                                            3,409    8/1/26                                      1,000           422
                                                     ------------  Santa Ana Unified School District
                                                                     Pre-refunded 8/1/10 @101 (NATL-
EDUCATION REVENUE--3.4%                                              RE, FGIC Insured) 5.700%, 8/1/22              400           417
North City West School Facilities                                  Santa Clara Unified School District
  Financing Authority, Series B                                      Pre-refunded 7/1/10 @101 (NATL-
  (AMBAC Insured) 5.250%, 9/1/19              1,000           992    RE, FGIC Insured) 5.500%, 7/1/20            1,000         1,036
Sweetwater Unified High School                                     Walnut Valley Unified School
  District, Public Financing                                         District, Series A (NATL-RE
  Authority, Series A (FSA Insured)                                  Insured) 0.000%, 8/1/19                     3,095         1,655
  5.000%, 9/1/29                              1,000           970                                                       ------------
                                                     ------------                                                             10,693
                                                            1,962                                                       ------------
                                                     ------------
                                                                   GENERAL REVENUE--16.9%
GENERAL OBLIGATION--18.4%                                          Anaheim Public Financing Authority,
Antelope Valley Union High School                                    Series C (FSA Insured) 6.000%,
  District, Series A (NATL- RE                                       9/1/16                                      1,600         1,814
  Insured) 5.000%, 2/1/27                     1,000         1,008  Golden State Tobacco Securitization
Brea & Olinda Unified School                                         Corp., Series A-1
  District, Series A (NATL- RE,                                      5.125%, 6/1/47                              1,250           844
  FGIC Insured) 6.000%, 8/1/15                  150           177    5.750%, 6/1/47                              1,000           742
Butte-Glenn Community College                                      Los Angeles County Public Works
  District, Series A (NATL-RE                                        Financing Authority, Series A
  Insured) 5.500%, 8/1/19                     1,000         1,059    (FSA Insured) 5.500%, 10/1/18                 390           440
California State                                                   Pomona, Certificates of Participation
  5.250%, 6/1/16                                 65            66    (AMBAC Insured) 5.500%, 6/1/28              1,365         1,445
  5.500%, 3/1/26                                500           509  San Diego County, Certificates of
  5.000%, 12/1/37                               250           225    Participation (AMBAC Insured)
California State Veterans Bonds,                                     5.250%, 11/1/15                               960         1,019
  Series BG 5.150%, 12/1/14                     895           902  South Bay Regional Public
  Series CC 4.500%, 12/1/37                     330           285    Communications Authority (ACA
Gilroy Unified School District                                       Insured) 4.750%, 1/1/31                       635           479
  (NATL-RE, FGIC Insured) 5.000%,                                  South Coast Air Quality Management
  8/1/27                                        500           510    Corp. (AMBAC Insured) 6.000%,
Grossmont-Cuyamaca Community                                         8/1/11                                      1,000         1,030
  College District Election of 2002
  Series A  (NATL-RE Insured)
  5.000%, 8/1/19                                 40            42

                      See Notes to Schedules of Investments

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
GENERAL REVENUE--(CONTINUED)                                       MUNICIPAL UTILITY DISTRICT
State Public Works Board of the                                      REVENUE--(CONTINUED)
  State of California Department of                                Sacramento Municipal Utilities
  Health Services, Richmond Lab                                      District, Financing Authority
  Series B (XLCA Insured) 5.000%,                                    (NATL-RE Insured) 4.750%, 7/1/26     $        500  $        448
     11/1/17                           $        460  $        466                                                       ------------
  Highway Patrol Series C 5.250%,                                                                                                961
    11/1/20                                     500           501                                                       ------------
  Department of General Services
    Buildings 8 & 9 Series A 6.125%,                               NATURAL GAS REVENUE--1.2%
    4/1/29                                      500           505  Roseville Natural Gas Financing
  Various Capital Projects Series G-1                                Authority 5.000%, 2/15/24                     750           712
    5.750%, 10/1/30                             500           492                                                       ------------
                                                     ------------
                                                            9,777  POWER REVENUE--2.3%
                                                     ------------  Northern California Power Agency,
HIGHER EDUCATION REVENUE--1.7%                                       Hydroelectric Project No.1 Series A
University of California,                                            (NATL-RE Insured)
  Series G (NATL-RE, FGIC Insured)                                   5.000%, 7/1/15                              1,000         1,006
    4.750%, 5/15/35                             525           521    5.200%, 7/1/32                                330           330
  Series B 4.750%, 5/15/38                      500           475                                                       ------------
                                                     ------------                                                              1,336
                                                              996                                                       ------------
                                                     ------------
                                                                   PRE-REFUNDED--26.3%
MEDICAL REVENUE--8.8%                                              Contra Costa County Home Mortgage
California Health Facilities                                         (GNMA Collateralized) 7.500%,
  Financing Authority, Stanford                                      5/1/14 (5)                                    500           625
  Hospital and Clinics Series A                                    Cypress Single Family Residential
  5.000%, 11/15/14                              250           262    Mortgage, Series B (Private
  Cedars-Sinai Medical Center 5.000%,                                Mortgage Insurance) 7.250%,
    11/15/34                                    500           462    1/1/12 (5)                                    200           226
  Providence Health & Services                                     Duarte Redevelopment Agency Single
    Series C 6.500%, 10/1/38                    300           331    Family Mortgage, Series A (FNMA
  Kaiser Permanente Series A 5.250%,                                 Collateralized) 6.875%, 11/1/11
    4/1/39                                      500           472    (5)                                           300           334
California State Public Works Board,                               Grossmont-Cuyamaca Community College
  Department of Mental Health Series                                 District Election of 2002 Series A
  A 5.500%, 6/1/16                            1,000         1,045    Pre-refunded 8/1/13 @100
California Statewide Communities                                     (NATL-RE Insured) 5.000%, 8/1/19              210           240
  Development Authority, Kaiser                                    Huntington Park Redevelopment Agency
  Permanente, Series B 5.000%, 3/1/41           500           448    Single Family Residential Mortgage,
  Sutter Health, Series B 5.625%,                                    Series A (FHA/VA/PRIV MTGS Insured)
    8/15/42                                   1,000         1,001    8.000%, 12/1/19 (5)                         2,400         3,378
  St. Joseph Health System (FGIC                                   Los Angeles Harbor Department 7.600%,
    Insured) 5.750%, 7/1/47                     500           512    10/1/18(5)                                    780           964
San Joaquin General Hospital Project,                              M-S-R Public Power Agency San Juan
  Certificates of Participation                                      Project, Series D (NATL-RE Insured)
  (NATL-RE Insured) 5.250%, 9/1/12              100           101    6.750%, 7/1/20 (5)                          1,640         1,974
Santa Clara County Financing                                       Northern California Power Agency,
  Authority, Series A (AMBAC Insured)                                Hydroelectric Project No.1 Series A
  7.750%, 11/15/11                              400           447    Pre-refunded 7/1/21 @ 100
                                                     ------------    (AMBAC Insured) 7.500%, 7/1/23                195           264
                                                            5,081  Riverside County Redevelopment
                                                     ------------    Agency, Pre-refunded 10/01/11 @ 102
                                                                     (AMBAC Insured) 5.250%, 10/1/17               250           275
MUNICIPAL UTILITY DISTRICT                                         Riverside County Single Family
  REVENUE--1.7%                                                      Series B (GNMA Collateralized)
East Bay Municipal Utility District                                  8.625%, 5/1/16(5)                           1,000         1,313
  (NATL-RE Insured) 5.000%, 6/1/35              500           513

                      See Notes to Schedules of Investments

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
PRE-REFUNDED--(CONTINUED)                                          SHORT-TERM INVESTMENTS--2.2%
  Series A (GNMA Collateralized)
    7.800%, 5/1/21(5)                  $      4,000  $      5,460  MONEY MARKET MUTUAL FUNDS--2.2%
Stockton Housing Facility, O'Connor                                BlackRock Liquidity Funds TempFund
  Woods Project Series A                                             Portfolio - Institutional Shares
  Pre-refunded 9/20/17 @ 100 (GNMA                                   (seven-day effective yield 0.118%)      1,302,804  $      1,303
  Collateralized) 5.600%, 3/20/28               200           202  ---------------------------------------------------  ------------
                                                     ------------  TOTAL SHORT-TERM INVESTMENTS
                                                           15,255  (IDENTIFIED COST $1,303)                                    1,303
                                                     ------------  ---------------------------------------------------  ------------
                                                                   TOTAL INVESTMENTS--98.9%
TRANSPORTATION REVENUE--1.7%                                       (IDENTIFIED COST $56,179)                               57,301(1)
Alameda Corridor Transportation
  Authority, Series A (NATL-RE                                     Other assets and liabilities,
  Insured)                                                           net--1.1%                                                   629
    5.125%, 10/1/16                             150           152                                                       ------------
    5.125%, 10/1/17                             125           126  NET ASSETS--100.0%                                   $     57,930
Bay Area Toll Authority, San                                                                                            ============
  Fransisco Bay Area Series F-1
  5.125%, 4/1/39                                500           510  ABBREVATIONS
San Francisco Bay Area Rapid Transit                               ACA          American Capital Access Financial Guarantee Corp.
  District 5.250%, 7/1/17                       180           181  AMBAC        American Municipal Bond Assurance Corporation.
                                                     ------------  FGIC         Financial Guaranty Insurance Company
                                                              969  FHA          Federal Housing Authority
                                                     ------------  FNMA         Federal National Mortgage Association ("Fannie
                                                                                Mae").
WATER & SEWER REVENUE--8.4%                                        FSA          Financial Security Assurance, Inc.
California Statewide Communities                                   GNMA         Government National Mortgage Association ("Ginnie
  Development Authority,                                                        Mae")
  Anheuser-Busch Project 4.800%,                                   NATL         National Public Finance Guarantee Corp.
  9/1/46                                      1,000           832  NATL/NATL-RE National Public Finance Guarantee Corp., formerly
Delta Diablo Sanitation District,                                               Municipal Bond
  Certificates of Participation                                                 Insurance Association
  (NATL-RE Insured) 0.000%, 12/1/16           1,070           760  XLCA         XL Capital Assurance
El Dorado Irrigation District,
  Certificates of Participation,
  Series A (NATL-RE, FGIC Insured)
  5.250%, 3/1/16                                365           391
Modesto Wastewater, Series A (FSA
  Insured) 5.000%, 11/1/19                      245           260
Mountain View Shoreline Regional
  Park Community, Series A (NATL-RE
  Insured) 5.500%, 8/1/21                     1,000         1,001
Redlands Financing Authority,
  Series A (FSA Insured) 5.000%,
  9/1/17                                      1,000         1,021
Sweetwater Water Authority (AMBAC
  Insured) 5.250%, 4/1/10                        40            40
Westlands Water District,
  Certificates of Participation
  (NATL-RE Insured) 5.250%, 9/1/14              500           542
                                                     ------------
                                                            4,847
---------------------------------------------------  ------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $54,876)                                  55,998
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $54,876)                                  55,998
---------------------------------------------------  ------------

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -----------------------------------------
                                        TOTAL VALUE                   LEVEL 2
                                            AT          LEVEL 1     SIGNIFICANT
                                       DECEMBER 31,     QUOTED       OBSERVABLE
INVESTMENTS IN SECURITIES                  2009         PRICES         INPUTS
-------------------------------------  -----------------------------------------
Debt Securities:
  Municipal Securities                 $     55,998  $         --  $      55,998
Equity Securities:
  Short-Term Investments                      1,303         1,303             --
Total Investments                      $     57,301  $      1,303  $      55,998

There are no Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
PREFERRED STOCK--2.2%                                              FINANCIALS--(CONTINUED)
                                                                   Muenchener
CONSUMER STAPLES--1.2%                                               Rueckversicherungs-Gesellschaft
Companhia de Bebidas das Americas                                    AG Registered Shares                       69,357  $     10,803
  ADR Pfd. 3.50%                            152,028  $     15,369  Power Corp. of Canada                       471,176        13,160
                                                     ------------  QBE Insurance Group Ltd.                  1,091,651        24,912
                                                                                                                        ------------
UTILITIES--1.0%                                                                                                              165,830
AES Tiete SA Pfd. 12.580%                 1,037,831        11,922                                                       ------------
---------------------------------------------------  ------------
TOTAL PREFERRED STOCK                                              HEALTH CARE--16.4%
(IDENTIFIED COST $16,265)                                  27,291  Cie Generale D'optique Essilor
---------------------------------------------------  ------------    International SA                          357,654        21,392
COMMON STOCKS--97.0%                                               Cipla Ltd.                                2,226,847        15,972
                                                                   Covidien plc                                384,626        18,420
CONSUMER DISCRETIONARY--0.8%                                       Fresenius Medical Care AG & Co KGaA         119,016         6,313
Nitori Co., Ltd.                            125,700         9,356  Novartis AG Registered Shares               580,206        31,685
                                                     ------------  Novo Nordisk A/S Class B                    600,767        38,354
                                                                   Roche Holding AG Registered Shares          280,160        47,911
CONSUMER STAPLES--39.3%                                            Synthes, Inc.                               119,208        15,627
British American Tobacco plc              1,852,821        60,149                                                       ------------
Coca-Cola Amatil Ltd.                     1,005,538        10,368                                                            195,674
Colruyt SA                                   74,544        17,984                                                       ------------
Diageo plc                                1,551,217        27,063
Hindustan Unilever Ltd.                   2,685,040        15,218  INDUSTRIALS--4.6%
Imperial Tobacco Group plc                1,739,174        54,866  Bharat Heavy Electricals Ltd.               171,136         8,810
ITC Ltd.                                  3,462,289        18,593  Capita Group plc/The                      1,521,537        18,398
Lindt & Spruengli AG                          2,562         5,501  De La Rue plc                               834,640        13,265
Nestle India Ltd.                           147,288         8,048  G4S plc                                   1,454,264         6,096
Nestle S.A. Registered Shares             1,009,800        49,009  Secom Co. Ltd.                              185,200         8,796
Philip Morris International, Inc.         1,177,088        56,724                                                       ------------
Reckitt Benckiser Group plc                 698,717        37,822                                                             55,365
Shoppers Drug Mart Corp.                    402,714        17,485                                                       ------------
Souza Cruz SA                               607,011        20,138
Tesco plc                                 5,796,880        39,991  INFORMATION TECHNOLOGY--3.1%
Woolworths Ltd.                           1,229,237        30,830  Cielo SA                                  1,601,900        14,114
                                                     ------------  Nintendo Co. Ltd.                            27,400         6,544
                                                          469,789  Redecard SA                               1,016,660        16,935
                                                     ------------                                                       ------------
                                                                                                                              37,593
                                                                                                                        ------------
ENERGY--6.9%
BG Group plc                                486,857         8,791  UTILITIES--12.0%
Canadian Natural Resources Ltd.             175,981        12,788  Companhia Energetica de Minas Gerais        540,528         9,811
Core Laboratories N.V.                      284,068        33,554  CPFL Energia SA                             582,200        11,808
Total SA                                    418,738        26,896  Enagas S.A.                               1,567,585        34,751
                                                     ------------  Red Electrica Corp. S.A.                    510,400        28,481
                                                           82,029  RWE AG                                      155,680        15,108
                                                     ------------  Scottish & Southern Energy plc              999,242        18,703
                                                                   Terna Rete Elettrica Nazionale S.p.A.     5,806,700        24,972
FINANCIALS--13.9%                                                                                                       ------------
Amlin plc                                 2,111,532        12,192                                                            143,634
Deutsche Boerse AG                           73,053         6,049  ---------------------------------------------------  ------------
HDFC Bank Ltd.                            1,410,250        51,386  TOTAL COMMON STOCKS
Housing Development Finance Corp.           827,194        47,328  (IDENTIFIED COST $972,625)                              1,159,270
                                                                   ---------------------------------------------------  ------------
                                                                   TOTAL LONG TERM INVESTMENTS--99.2%
                                                                   (IDENTIFIED COST $988,890)                              1,186,561
                                                                   ---------------------------------------------------  ------------

                      See Notes to Schedules of Investments

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE
                                       ------------  ------------
SHORT-TERM INVESTMENTS--1.4%

MONEY MARKET MUTUAL FUNDS--1.4%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.080%)                16,312,457  $     16,312
---------------------------------------------------  ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $16,312)                                  16,312
---------------------------------------------------  ------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $1,005,202)                            1,202,873(1)

Other assets and liabilities, net--(0.6)%                  (7,677)
                                                     ------------
NET ASSETS--100.0%                                   $  1,195,196
                                                     ============

ABBREVIATIONS:
ADR   American Depositary Receipt.

FOREIGN CURRENCIES:
AUD   Australian Dollar
BRL   Brazil Real
CHF   Swiss Franc
EUR   European Currency Unit
GBP   United Kingdom Pound Sterling

At December 31, 2009, the Fund had entered into forward currency contracts as follows (reported in thousands):

                                                                    Unrealized
                                                                   Appreciation
Contracts to Sell   In Exchange For   Settlement Date    Value    (Depreciation)
-----------------   ---------------   ---------------   -------   --------------
AUD        13,939   USD      12,407       6/10/10       $12,300       $ 107
BRL        59,140   USD      31,897       6/21/10       $32,763       $(866)
CHF        19,682   USD      19,239       6/10/10       $19,051       $ 188
CHF        11,175   USD      10,722       6/10/10       $10,817       $ (95)
EUR        17,543   USD      25,846       6/10/10       $25,137       $ 709
EUR         9,135   USD      13,069       6/10/10       $13,090       $ (21)
EUR         7,023   USD      10,026       6/10/10       $10,063       $ (37)
GBP        25,885   USD      41,594       3/29/10       $41,786       $(192)
GBP        25,369   USD      40,246       3/29/10       $40,953       $(707)
                                                                      -----
                                                                       (914)
                                                                      =====

                      See Notes to Schedules of Investments

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United Kingdom                                            25%
Switzerland                                               17
India                                                     14
Brazil                                                     8
Australia                                                  6
Spain                                                      5
France                                                     4
Other                                                     21
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+ % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -----------------------------------------
                                        TOTAL VALUE                   LEVEL 2
                                            AT          LEVEL 1     SIGNIFICANT
INVESTMENT IN SECURITIES               DECEMBER 31,     QUOTED       OBSERVABLE
ASSET TABLE                                2009         PRICES         INPUTS
-------------------------------------  -----------------------------------------
Equity Securities:
  Common Stocks                        $  1,159,270  $    224,937  $     934,333
  Preferred Stock                            27,291        27,291             --
  Short-Term Investments                     16,312        16,312             --
  Total Investments                    $  1,202,873  $    268,540  $     934,333
Other Financial Instruments:*
  Forward Currency Contracts           $      1,004  $         --  $       1,004
-------------------------------------  -----------------------------------------

LIABILITIES TABLE
-------------------------------------  -----------------------------------------
Other Financial Instruments:*
  Forward Currency Contracts           $     (1,918) $         --  $      (1,918)
Total Liabilities                      $     (1,918) $         --  $      (1,918)

There are no Level 3 (Significant Unobservable Inputs) priced securities.

*    Valued at the unrealized appreciation ( depreciation) on the investments.

                      See Notes to Schedules of Investments

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
COMMON STOCKS--98.6%                                               UTILITIES--28.9%
                                                                   CenterPoint Energy, Inc.
CONSUMER DISCRETIONARY--1.3%                                         (United States)                            73,100  $      1,061
SES SA (Luxembourg)                          51,350  $      1,157  CMS Energy Corp. (United States)             62,380           977
                                                     ------------  DTE Energy Co. (United States)               25,200         1,098
                                                                   E.ON AG (Germany)                            55,350         2,323
ENERGY--17.9%                                                      Energias de Portugal SA (Portugal)          234,550         1,044
Enbridge, Inc. (Canada)                     117,250         5,419  Exelon Corp. (United States)                 14,500           709
Spectra Energy Corp. (United States)        142,850         2,930  FirstEnergy Corp. (United States)            25,880         1,202
TransCanada Corp. (Canada)                  124,880         4,292  FPL Group, Inc. (United States)              31,020         1,638
Williams Cos., Inc. (The)                                          National Grid plc (United Kingdom)           71,630           782
  (United States)                           156,940         3,308  Northeast Utilities (United States)          25,490           657
                                                     ------------  Northwest Natural Gas Co. (United
                                                           15,949    States)                                    18,730           844
                                                     ------------  NSTAR (United States)                        24,990           920
                                                                   NV Energy, Inc. (United States)              70,860           877
INDUSTRIALS--17.1%                                                 ONEOK, Inc. (United States)                  16,230           723
Abertis Infraestructuras S.A. (Spain)       123,363         2,789  Public Service Enterprise Group, Inc.
Atlantia S.p.A. (Italy)                     113,220         2,961    (United States)                            42,790         1,423
Brisa Auto-Estradas de Portugal SA                                 Questar Corp. (United States)                30,600         1,272
  (Portugal)                                160,030         1,644  Red Electrica Corp. S.A. (Spain)             16,080           897
Fraport AG Frankfurt Airport Services                              RWE AG (Germany)                             12,600         1,223
  Worldwide (Germany)                        28,090         1,450  Scottish & Southern Energy plc
Hamburger Hafen Und Logistik AG                                      (United Kingdom)                           36,200           678
  (Germany)                                  23,970           926  Sempra Energy (United States)                30,990         1,735
Koninklijke Vopak NV (Netherlands)           22,490         1,783  Southern Co. (The) (United States)           25,740           858
Transurban Group (Australia)                502,800         2,488  Tokyo Electric Power Co., Inc. (The)
Vinci SA (France)                            21,070         1,186    (Japan)                                    36,000           903
                                                     ------------  Wisconsin Energy Corp.
                                                           15,227    (United States)                            19,080           951
                                                     ------------  Xcel Energy, Inc. (United States)            43,390           921
                                                                                                                        ------------
TELECOMMUNICATION SERVICES--33.4%                                                                                             25,716
American Tower Corp. Class A                                       ---------------------------------------------------  ------------
  (United States)(2)                         36,240         1,566  TOTAL COMMON STOCKS
AT&T, Inc. (United States)                  193,620         5,427  (IDENTIFIED COST $86,294)                                  87,857
CenturyTel, Inc. (United States)             34,840         1,262  ---------------------------------------------------  ------------
Chunghwa Telecom Co., Ltd. ADR                                     TOTAL LONG TERM INVESTMENTS--98.6%
  (Taiwan)                                   43,981           817  (IDENTIFIED COST $86,294)                                  87,857
Crown Castle International Corp.                                   ---------------------------------------------------  ------------
  (United States)(2)                         44,600         1,741
France Telecom SA Sponsored ADR                                    SHORT-TERM INVESTMENTS--1.7%
  (France)                                   61,030         1,540
KDDI Corp. (Japan)                              219         1,160  MONEY MARKET MUTUAL FUNDS--1.7%
Koninklijke KPN N.V. (Netherlands)           72,760         1,237  Dreyfus Cash Management Fund -
Nippon Telegraph & Telephone Corp.                                   Institutional Shares (seven-day
  Sponsored ADR (Japan)                      40,130           792    effective yield 0.080%)                 1,542,941         1,543
Rogers Communications, Inc. Class B                                ---------------------------------------------------  ------------
  (Canada)                                   37,430         1,170  TOTAL SHORT-TERM INVESTMENTS
Singapore Telecommunications Ltd.                                  (IDENTIFIED COST $1,543)                                    1,543
  (Singapore)                               470,400         1,036  ---------------------------------------------------  ------------
Telefonica S.A. Sponsored ADR (Spain)        32,570         2,720
TELUS Corp. (Canada)                         27,980           913
Verizon Communications, Inc.
  (United States)                            91,320         3,025
Vodafone Group plc Sponsored  ADR
  (United Kingdom)                          162,970         3,763
Windstream Corp. (United States)            149,130         1,639
                                                     ------------
                                                           29,808
                                                     ------------

                      See Notes to Schedules of Investments

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $87,837)                                  89,400(1)

Other assets and liabilities,
  net--(0.3)%                                                (239)
                                                     ------------
NET ASSETS--100.0%                                   $     89,161
                                                     ============

ABBREVIATIONS:
ADR   American Depositary Receipt.

                      See Notes to Schedules of Investments

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United States (includes short-term investments)           45%
Canada                                                    13
Germany                                                    7
Spain                                                      7
United Kingdom                                             6
Italy                                                      3
Netherlands                                                3
Other                                                     16
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+ % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------------------------------------------
                                        TOTAL VALUE             LEVEL 2
                                            AT       LEVEL 1  SIGNIFICANT
                                       DECEMBER 31,   QUOTED   OBSERVABLE
INVESTMENTS IN SECURITIES                  2009       PRICES     INPUTS
-------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $87,857    $60,190    $27,667
  Short-Term Investments                    1,543      1,543         --
Total Investments                         $89,400    $61,733    $27,667

There are no Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
COMMON STOCKS--91.3%                                               HEALTH CARE--(CONTINUED)
                                                                   Roche Holding AG Registered Shares            6,862  $      1,174
CONSUMER DISCRETIONARY--4.1%                                       Synthes, Inc.                                 2,285           300
                                                                   Techne Corp.                                  9,283           637
AutoZone, Inc.(2)                             3,950  $        624                                                       ------------
McDonald's Corp.                             28,154         1,758                                                             10,081
Norstar Founders Group Ltd.(2)(6)(8)        272,000             0                                                       ------------
                                                     ------------  INDUSTRIALS--3.5%
                                                            2,382  Capita Group plc/The                         47,819           578
                                                     ------------  De La Rue plc                                28,029           445
                                                                   L-3 Communications Holdings, Inc.             5,554           483
CONSUMER STAPLES--40.6%                                            Robinson (C.H.) Worldwide, Inc.               8,745           514
                                                                                                                        ------------
Altria Group, Inc.                           44,490           873                                                              2,020
British American Tobacco plc                 91,780         2,980                                                       ------------
Coca-Cola Co. (The)                          35,262         2,010  INFORMATION TECHNOLOGY--8.4%
Colgate-Palmolive Co.                         9,814           806  Cielo SA                                     57,825           509
Costco Wholesale Corp.                       13,890           822  Cognizant Technology Solutions
Diageo plc                                   44,641           779    Corp. Class A(2)                           14,705           666
Imperial Tobacco Group plc                   82,330         2,597  Google, Inc. Class A(2)                       2,638         1,636
Mead Johnson Nutrition Co. Class A           42,076         1,839  Redecard SA                                  52,509           875
Nestle S.A. Registered Shares                33,903         1,645  Visa, Inc. Class A                           13,666         1,195
Philip Morris International, Inc.            75,710         3,648                                                       ------------
Reckitt Benckiser Group plc                  34,024         1,842                                                              4,881
Shoppers Drug Mart Corp.                     15,512           674                                                       ------------
Tesco plc                                   144,615           998  UTILITIES--9.0%
Wal-Mart Stores, Inc.                        21,150         1,130  Companhia Energetica de Minas
Woolworths Ltd.                              37,026           929    Gerais - Gemig ADR                         44,507           804
                                                     ------------  CPFL Energia SA ADR                          10,765           665
                                                           23,572  Enagas S.A.                                  47,598         1,055
                                                     ------------  FPL Group, Inc.                              13,900           734
ENERGY--3.9%                                                       Red Electrica Corp. S.A.                     16,291           909
Core Laboratories N.V.                        9,162         1,082  Terna Rete Elettrica Nazionale
Imperial Oil Ltd.                            30,200         1,174    S.p.A.                                    247,536         1,065
                                                     ------------                                                       ------------
                                                            2,256                                                              5,232
                                                     ------------  -----------------------------------------------------------------
FINANCIALS--4.5%                                                   TOTAL COMMON STOCKS
Bank of New York Mellon Corp. (The)          18,680           523  (IDENTIFIED COST $42,311)                                  53,061
Markel Corp.(2)                               1,665           566  -----------------------------------------------------------------
Progressive Corp. (The)(2)                   55,866         1,005  WARRANTS--6.4%
RLI Corp.                                    10,200           543  Deutsche Bank AG - HDFC Bank Ltd.
                                                     ------------    Exercise price $0.001 USD exp.
                                                            2,637    1/24/17(2)                                 19,875           727
                                                     ------------  HSBC Bank plc - Hindustan Unilever
HEALTH CARE--17.3%                                                   Ltd. Exercise price $0.001 USD
Abbott Laboratories                          50,532         2,728    exp. 4/11/18(2)                            46,503           265
Bard (C.R.), Inc.                             9,247           720  HSBC Bank plc - Housing Development
Baxter International, Inc.                   13,515           793    Finance Corp. Exercise price
Becton, Dickinson & Co.                      13,415         1,058    $0.001 USD exp. 2/20/18(2)                 15,900           914
Celgene Corp.(2)                             16,890           940  HSBC Bank plc - Nestle India Ltd.
Novartis AG Registered Shares                14,380           785    Exercise price $0.001 USD exp.
Novo Nordisk A/S Class B                     14,823           946    11/19/18(2)                                12,820           702
                                                                   HSBC Bank plc- ITC Ltd. Exercise
                                                                     price $0.001 USD exp. 2/20/18(2)          133,735           721

                      See Notes to Schedules of Investments

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE
                                       ------------  ------------
JPMorgan International - Housing
  Development Financial Corp.
  Exercise price $0.001 USD exp.
  5/7/14(2)                                   6,460  $        371
---------------------------------------------------  ------------
TOTAL WARRANTS
(IDENTIFIED COST $2,473)                                    3,700
---------------------------------------------------  ------------

EQUITY-LINKED CERTIFICATES--1.4%
CLSA Financial Products Ltd. -
  Cipla Ltd. Strike price $0.001
  USD exp. 5/23/11(2)                       111,558           804
---------------------------------------------------  ------------
TOTAL EQUITY-LINKED CERTIFICATES
(IDENTIFIED COST $480)                                        804
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $45,264)                                  57,565
---------------------------------------------------  ------------

SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.080%)                   481,240           481
---------------------------------------------------  ------------
TOTAL SHORT-TERM INVESTMENTS
  (IDENTIFIED COST $481)                                      481
---------------------------------------------------  ------------

TOTAL INVESTMENTS--99.9%
  (IDENTIFIED COST $45,745)                                58,046(1)
Other assets and liabilities,
  net--0.1%                                                    69
                                                     ------------
NET ASSETS--100.0%                                   $     58,115
                                                     ============

ABBREVIATIONS:
ADR  American Depositary Receipt.

FOREIGN CURRENCIES:
AUD  Australian Dollar
CHF  Swiss Franc
EUR  European Currency Unit
GBP  United Kingdom Pound Sterling

At December 31, 2009, the Fund had entered into forward currency contracts as follows (reported in thousands):

                                                               Unrealized
                                                              Appreciation
Contracts to Sell  In Exchange for  Settlement Date   Value  (Depreciation)
-----------------  ---------------  ---------------   -----  --------------
AUD           203  USD         181      6/10/10      $  179       $  2
CHF           516  USD         504      6/10/10      $  499       $  5
CHF           288  USD         277      6/10/10      $  279       $ (2)
EUR           111  USD         159      6/10/10      $  159       $ --
EUR           112  USD         159      6/10/10      $  160       $ (1)
EUR           324  USD         477      6/10/10      $  464       $ 13
GBP           987  USD       1,565      3/29/10      $1,593       $(28)
GBP           960  USD       1,543      3/29/10      $1,550       $ (7)
                                                                  ----
                                                                   (18)
                                                                  ====

                      See Notes to Schedules of Investments

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United States (includes short-term investments)           43%
United Kingdom                                            21
Switzerland                                               13
Brazil                                                     5
Spain                                                      4
Canada                                                     3
India                                                      3
Other                                                      8
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+    % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2        LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFACANT
INVESTMENTS IN SECURITIES              DECEMBER 31,     QUOTED      OBSERVABLE    UNOBSERVABLE
ASSET TABLE                                2009         PRICES        INPUTS         INPUTS
-------------------------------------  -------------------------------------------------------
Equity Securities:
  Common Stocks**                      $     53,061  $     34,035  $      19,026             0
  Warrants                                    3,700            --          3,700            --
  Equity-Linked Certificates                    804            --            804            --
  Short-Term Investments                        481           481             --            --
  Total Investments                    $     58,046  $     34,516  $      23,530             0
Other Financial Instruments:*
  Forward Currency Contracts                     20            --             20            --

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2        LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFACANT
                                       DECEMBER 31,     QUOTED      OBSERVABLE    UNOBSERVABLE
LIABILITIES TABLE                          2009         PRICES        INPUTS         INPUTS
-------------------------------------  -------------------------------------------------------
Other Financial Instruments:*
  Forward Currency Contracts           $        (38) $         --  $         (38)           --
Total Liabilities                      $        (38) $         --  $         (38)           --

*    Valued at the unrealized appreciation (depreciation) on the investments

**   Level 3 Common Stock valued at zero at the beginning and end of period.

                      See Notes to Schedules of Investments

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
COMMON STOCKS--96.7%                                               OFFICE REITS--(CONTINUED)

DIVERSIFIED REITS--12.7%                                           Mack-Cali Realty Corp.                          634  $         22
BGP Holdings plc(2)(6)(8)                    13,566  $          0  Nippon Building Fund, Inc.                        3            23
British Land Co. plc                          4,571            35  Nomura Real Estate Office Fund, Inc.              3            16
Canadian Real Estate Investment Trust           525            14  ORIX JREIT, Inc.                                  2            10
Cominar Real Estate Investment Trust            650            12  SL Green Realty Corp.                           371            19
Dexus Property Group                         41,140            31  Societe Immobiliere de Location
First Capital Realty, Inc.                      340             7    Pour L'industrie Et Le Commerce               150            18
Fonciere Des Regions                            180            18                                                       ------------
Gecina SA                                        90            10                                                                425
GPT Group                                    44,500            24                                                       ------------
Kenedix Realty Investment Corp.                   4            11
Land Securities Group plc                     5,275            58  REAL ESTATE OPERATING COMPANIES--8.0%
Liberty Property Trust                          830            27  AEON Mall Co. Ltd.                              850            16
Vornado Realty Trust                            951            66  Brookfield Properties Corp.               2,225(11)            27
                                                     ------------  Brookfield Properties Corp.                 355(10)             4
                                                              313  Castellum AB                                  2,125            21
                                                     ------------  Citycon Oyj                                   3,550            15
                                                                   Deutsche Euroshop AG                            350            12
INDUSTRIAL REITS--4.9%                                             Fabege AB                                       900             6
AMB Property Corp.                              931            24  GAGFAH S.A.                                     500             5
Ascendas Real Estate Investment Trust        18,700            29  Hongkong Land Holdings Ltd.                  10,900            54
EastGroup Properties, Inc.                      140             5  Multiplan Empreendimentos
Goodman Group                                60,000            34    Imobiliarios SA                               335             6
ProLogis                                        281             4  PSP Swiss Property AG(2)                        320            18
SEGRO plc                                     4,405            25  Safestore Holdings plc                        4,360            12
                                                     ------------                                                       ------------
                                                              121                                                                196
                                                     ------------                                                       ------------

OFFICE REITS--17.3%                                                RESIDENTIAL REITS--9.2%
Alexandria Real Estate Equities, Inc.           200            13  American Campus Communities, Inc.               195             5
Allied Properties Real Estate                                      Apartment Investment & Management Co.
  Investment Trust                              400             7    Class A                                       985            16
BioMed Realty Trust, Inc.                       990            16  AvalonBay Communities, Inc.                     420            35
Boston Properties, Inc.                         808            54  Boardwalk Real Estate Investment
CapitaCommercial Trust                       14,000            12    Trust                                         256             9
Champion Reit                                41,418            17  BRE Properties, Inc.                            482            16
Commonwealth Property Office Fund             4,500             4  Equity Lifestyle Properties, Inc.               219            11
Corporate Office Properties Trust               373            14  Equity Residential                            2,041            69
Derwent London plc                              950            20  Essex Property Trust, Inc.                      254            21
Digital Realty Trust, Inc.                    1,090            55  Home Properties, Inc.                           253            12
Douglas Emmett, Inc.                            316             4  UDR, Inc.                                     1,974            32
Duke Realty Corp.                             1,285            16                                                       ------------
Great Portland Estates plc                    3,171            15                                                                226
Highwoods Properties, Inc.                      545            18                                                       ------------
ING Office Fund                              34,908            20
Japan Prime Realty Investment Corp.               5            10  RETAIL REITS--31.1%
Japan Real Estate Investment Corp.                3            22  CapitaMall Trust                             14,300            18
                                                                   CBL & Associates Properties, Inc.               302             3
                                                                   CFS Retail Property Trust                    11,200            19
                                                                   Corio N.V.                                      370            25
                                                                   Eurocommercial Properties N.V.                  435            18
                                                                   Federal Realty Investments Trust                398            27

                      See Notes to Schedules of Investments

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES       VALUE                                                SHARES       VALUE
                                       ---------- ------------                                           ---------- ------------
RETAIL REITS--(CONTINUED)
Hammerson plc                               3,875 $         27     SHORT-TERM INVESTMENTS--2.4%
Kimco Realty Corp.                          3,028           41
Klepierre                                     665           27     MONEY MARKET MUTUAL FUNDS--2.4%
Liberty International plc                   2,201           18
Link (The)                                 16,405           42     Dreyfus Cash Management Fund -
Macerich Co. (The)                            825           30       Institutional Shares (seven-day
National Retail Properties, Inc.              327            7       effective yield 0.080%)                 58,016 $         58
Regency Centers Corp.                         204            7     ------------------------------------------------ ------------
RioCan Real Estate Investment Trust         1,607           31     TOTAL SHORT-TERM INVESTMENTS
Simon Property Group, Inc.                  1,671          133     (IDENTIFIED COST $58)                                      58
Tanger Factory Outlet Centers                 595           23     ------------------------------------------------ ------------
Taubman Centers, Inc.                         215            8     TOTAL INVESTMENTS--99.1%
Unibail-Rodamco                               528          116     (IDENTIFIED COST $1,616)                                2,433(1)
Westfield Group                            12,800          143     ------------------------------------------------ ------------
                                                  ------------
                                                           763     Other assets and liabilities,
                                                  ------------       net--0.9%                                                23
                                                                                                                    ------------
SPECIALIZED REITS--13.5%                                           NET ASSETS--100.0%                               $      2,456
Big Yellow Group plc(2)                     2,155           12                                                      ============
Entertainment Properties Trust                293           10
Extra Space Storage, Inc.                   1,615           19
HCP, Inc.                                   1,599           49
Health Care REIT, Inc.                        788           35
Host Hotels & Resorts, Inc.(2)              3,868           45
LaSalle Hotel Properties                      660           14
Nationwide Health Properties, Inc.            825           29
Public Storage                                830           68
Sunstone Hotel Investors, Inc.(2)             254            2
U-Store-It Trust                              271            2
Ventas, Inc.                                1,048           46
                                                  ------------
                                                           331
------------------------------------------------- ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,558)                                 2,375
------------------------------------------------- ------------
WARRANTS--0.0%

DIVERSIFIED REITS--0.0%
Fonciere Des Regions Exercise price
  65.00 EUR exp. 12/31/10(2)                  100           --(13)
------------------------------------------------- ------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                        --
------------------------------------------------- ------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $1,558)                                 2,375
------------------------------------------------- ------------

ABBREVIATIONS:
REITs   Real Estate Investment Trust

                      See Notes to Schedules of Investments

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United States (includes short-term investments)           51%
Australia                                                 11
United Kingdom                                             9
France                                                     8
Japan                                                      5
Canada                                                     4
Hong Kong                                                  2
Other                                                     10
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+ % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  ----------------------------------------------------------------
                                        TOTAL VALUE                         LEVEL 2           LEVEL 3
                                            AT             LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                       DECEMBER 31,        QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENT IN SECURITIES                  2009             PRICES           INPUTS            INPUTS
-------------------------------------  ----------------------------------------------------------------
Equity Securities:
  Common Stocks                        $      2,375     $     1,343       $       1,032       $   0(1)
  Warrants                                       --(2)           --(2)               --          --
  Short-Term Investments                         58              58                  --          --
Total Investments                      $      2,433     $     1,401       $       1,032       $   0

(1)   Level 3 Common Stock valued at zero at beginning and end of period.

(2)   Amount is less than $500.

                      See Notes to Schedules of Investments

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
COMMON STOCKS--74.1%

CONSUMER DISCRETIONARY--4.9%
BEC World plc                                93,300  $         69    INDUSTRIALS--(CONTINUED)
Berjaya Sports Toto Bhd                      27,100            34    Singapore Airport Terminal Servises
Genting Malaysia Bhd                         79,500            65      Ltd.                                     38,400  $         75
Kangwon Land, Inc.                            5,400            77    Singapore Post Ltd.                       181,800           130
Megastudy Co. Ltd.                              170            35    Singapore Technologies Engineering
Super Cheap Auto Group Ltd.                   8,780            42      Ltd.                                     38,100            88
Woongjin Thinkbig Co. Ltd.(2)                 1,920            36    SMRT Corp. Ltd.                            65,000            88
                                                     ------------    Taiwan Secom Co., Ltd.                     44,000            74
                                                              358                                                       ------------
                                                     ------------                                                                869
                                                                                                                        ------------
CONSUMER STAPLES--21.6%
AmorePacific Corp.                              170           136    INFORMATION TECHNOLOGY--2.8%
British American Tobacco Bhd                  9,100           114    NetEase.Com, Inc. ADR(2)                    2,700           102
Coca-Cola Amatil Ltd.                        18,551           191    NHN Corp.(2)                                  600            99
Dairy Farm International Holdings                                                                                       ------------
  Ltd.                                       12,900            77                                                                201
Guinness Anchor Bhd                          24,700            50                                                       ------------
Hengan International Group Co., Ltd.         29,300           217
KT&G Corp.                                    1,730            96    MATERIALS--3.8%
LG Household & Health Care Ltd.(2)              350            87    AMVIG Holdings Ltd.                       132,104            54
Nestle Malaysia Bhd                           6,800            66    Fauji Fertilizer Co., Ltd.                 31,700            39
Thai Beverage plc                           388,300            68    Semen Gresik (Persero) Tbk PT             187,700           150
Unilever Indonesia Tbk PT                   105,700           123    Yingde Gases Group Co., Ltd.(2)            32,270            33
Want Want China Holdings Ltd.               107,900            75                                                       ------------
Woolworths Ltd.                              10,400           261                                                                276
                                                     ------------                                                       ------------
                                                            1,561
                                                     ------------    TELECOMMUNICATION SERVICES--6.1%
                                                                     Philippine Long Distance Telephone
ENERGY--2.3%                                                           Co. Sponsored ADR                         2,760           156
CNOOC Ltd.                                   35,200            55    Singapore Telecommunications Ltd.          28,000            62
PTT Exploration & Production plc             26,000           114    Telekomunikasi Indonesia Tbk PT           149,600           149
                                                     ------------    Telstra Corp. Ltd.                         23,900            73
                                                              169                                                       ------------
                                                     ------------                                                                440
                                                                                                                        ------------
FINANCIALS--9.6%                                                     UTILITIES--9.8%
HDFC Bank Ltd. ADR                            2,965           386    Cheung Kong Infrastructure Holdings
QBE Insurance Group Ltd.                      8,126           185      Ltd.                                     19,600            75
Samsung Fire & Marine Insurance Co.,                                 CLP Holdings Ltd.                           7,500            51
  Ltd.                                          710           122    HongKong Electric Holdings Ltd.            22,100           120
                                                     ------------    Tanjong plc                                66,100           325
                                                              693    Xinao Gas Holdings Ltd.                    53,300           136
                                                     ------------                                                       ------------
                                                                                                                                 707
HEALTH CARE--1.2%                                                    -------------------------------------------------  ------------
Yuhan Corp.                                     567            87    TOTAL COMMON STOCKS
                                                     ------------    (IDENTIFIED COST $4,143)                                  5,361
                                                                     -------------------------------------------------  ------------
INDUSTRIALS--12.0%
Beijing Enterprises Holdings Ltd.            31,100           225    WARRANTS--12.0%
Jardine Matheson Holdings Ltd.                2,600            78    HSBC Bank plc  - Sun Pharmaceutical
Jardine Strategic Holdings Ltd                2,800            49      Industries Ltd. Exercise price
PLUS Expressways Bhd                         64,700            62      $0.001 USD exp. 10/24/18(2)               2,300            75
                                                                     HSBC Bank plc - Cipla Ltd. Exercise
                                                                       price $0.001 USD exp. 12/17/18           11,700            84
                                                                     HSBC Bank plc - Hindustan Unilever
                                                                       Ltd. Exercise price $0.001 USD
                                                                       exp. 4/11/18(2)                          24,000           137

                      See Notes to Schedules of Investments

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                             SHARES        VALUE
                                       ------------  ------------                                         ---------- ------------
HSBC Bank plc - Nestle India Ltd.                                    MUTUAL FUNDS--1.0%
  Exercise price $0.001 USD exp.                                     Macquarie Korea Infrastructure Fund     17,850  $         75
  11/19/18(2)                                4,300   $        235    ----------------------------------------------- ------------
JPMorgan International - Housing                                     TOTAL MUTUAL FUNDS
  Development Financial Corp.                                        (IDENTIFIED COST $69)                                     75
  Exercise price $0.001 USD exp.                                     ----------------------------------------------- ------------
  5/7/14(2)                                  5,300            305    TOTAL LONG TERM INVESTMENTS--99.5%
Macquarie Bank Ltd. - Marico Ltd.                                    (IDENTIFIED COST $5,436)                               7,197
  Exercise price $0.0001 USD exp.                                    ----------------------------------------------- ------------
  2/18/13                                   14,000             31
---------------------------------------------------  ------------    SHORT-TERM INVESTMENTS--0.6%
TOTAL WARRANTS
(IDENTIFIED COST $603)                                        867    MONEY MARKET MUTUAL FUNDS--0.6%
---------------------------------------------------  ------------    Dreyfus Cash Management Fund -
                                                                       Institutional Shares (seven-day
EQUITY-LINKED CERTIFICATES--11.4%                                      effective yield 0.080%)                42,136           42
CLSA Financial Products Ltd. -                                       ----------------------------------------------- ------------
  Bharat Electron. Strike price                                      TOTAL SHORT-TERM INVESTMENTS
  $0.001 USD exp. 7/12/10(2)                 1,067             45    (IDENTIFIED COST $42)                                     42
CLSA Financial Products Ltd. -                                       ----------------------------------------------- ------------
  Bharat Heavy Electricals Ltd.                                      TOTAL INVESTMENTS--100.1%
  Strike price $0.001 USD exp.                                       (IDENTIFIED COST $5,478)                               7,239(1)
  7/20/10(2)                                 2,100            109    ----------------------------------------------- ------------
CLSA Financial Products Ltd. -                                       Other assets and liabilities,
  Dabur India Ltd. Strike price                                         net--(0.1)%                                            (5)
  0.001 USD exp. 1/18/12(2)                 19,100             65                                                    ------------
CLSA Financial Products Ltd. - Hero                                  NET ASSETS--100.0%                              $      7,234
  Honda Motors Ltd. Strike price                                                                                     ============
  0.001 USD exp. 6/9/10(2)                   1,900             70
CLSA Financial Products Ltd. - ITC                                   ABBREVIATIONS:
  Ltd. Strike price 0.001 USD exp.                                   ADR   American Depositary Receipt.
  5/5/10(2)                                 45,000            243
CLSA Financial Products Ltd. - Jain                                  FOREIGN CURRENCIES:
  Irrigation Systems Ltd. Strike                                     AUD   Australian Dollar
  price 0.001 USD exp. 8/15/11(2)            4,600             86    IDR   Indonesian Rupiah
CLSA Financial Products Ltd. -                                       MYR   Malaysian Ringgit
  Jammu & Kashmir Bank Ltd. Strike                                   TWD   Taiwan Dollar
  price 0.001 USD exp. 7/8/10(2)             8,800            110
CLSA Financial Products Ltd. -
  Lupin Ltd. Strike price $0.001
  exp. 6/7/10                                1,400             44
CLSA Financial Products Ltd. -
  Mahindra & Mahindra Financial
  Services Strike price 0.001 USD
  exp. 2/23/11(2)                            7,100             52
---------------------------------------------------  ------------
TOTAL EQUITY-LINKED CERTIFICATES
(IDENTIFIED COST $542)                                        824
---------------------------------------------------  ------------
EXCHANGE TRADED FUNDS--1.0%
Ultrashort Ftse Xinhua China 25
  Proshares(2)                               3,550             30
Ultrashort MSCI Emerging Markets
  ProShares(2)                               3,678             40
---------------------------------------------------  ------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $79)                                          70
---------------------------------------------------  ------------

                      See Notes to Schedules of Investments

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
India                                                     25%
China                                                     12
Australia                                                 11
Malaysia                                                  10
Korea                                                      8
Hong Kong                                                  6
Singapore                                                  6
Other                                                     22
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+ % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

--------------------------------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2
                                            AT          LEVEL 1     SIGNIFICANT
                                       DECEMBER 31,     QUOTED      OBSERVABLE
INVESTMENT IN SECURITIES                   2009         PRICES        INPUTS
--------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $      5,361  $      1,393  $       3,968
  Warrants                                      867            --            867
  Equity-Linked Certificates                    824            --            824
  Exchange Traded Funds                          70            70             --
  Mutual Funds                                   75            --             75
  Short-Term Investments                         42            42             --
Total Investments                      $      7,239  $      1,505  $       5,734

There are no Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES        VALUE                                               SHARES       VALUE
                                       ------------ ------------                                         ----------- ------------
COMMON STOCKS--97.8%                                              INDUSTRIALS--(CONTINUED)
                                                                  De La Rue plc                                7,421 $        119
CONSUMER DISCRETIONARY--2.4%                                      G4S plc                                     33,825          142
Domino's Pizza plc                           18,475 $         89  Vossloh AG                                     895           89
SES SA                                        3,564           80                                                     ------------
                                                    ------------                                                              666
                                                             169                                                     ------------
                                                    ------------
                                                                  INFORMATION TECHNOLOGY--3.4%
CONSUMER STAPLES--36.4%                                           Indra Sistemas SA                            4,615          109
British American Tobacco plc                 11,953          389  Xchanging plc                               37,506          125
Colruyt SA                                      478          115                                                     ------------
Diageo plc                                   12,074          212                                                              234
Imperial Tobacco Group plc                   11,400          361                                                     ------------
Lindt & Spruengli AG                             23           49
Nestle S.A. Registered Shares                 7,722          375  MATERIALS--1.3%
Philip Morris International, Inc.             6,962          336  Air Liquide SA                                 778           93
Reckitt Benckiser Group plc                   5,113          277                                                     ------------
Tesco plc                                    40,240          278
Unilever N.V.                                 3,882          127  UTILITIES--11.1%
                                                    ------------  Enagas S.A.                                  9,783          216
                                                           2,519  Red Electrica Corp. S.A.                     3,492          194
                                                    ------------  RWE AG                                       1,113          109
                                                                  Scottish & Southern Energy plc               5,695          107
ENERGY--6.2%                                                      Terna Rete Elettrica Nazionale S.p.A.       33,748          145
BG Group plc                                  2,857           52                                                     ------------
Core Laboratories N.V.                        1,849          218                                                              771
Total SA                                      2,431          157  -------------------------------------------------- ------------
                                                    ------------  TOTAL COMMON STOCKS
                                                             427  (IDENTIFIED COST $5,196)                                  6,772
                                                    ------------  -------------------------------------------------- ------------
                                                                  TOTAL LONG TERM INVESTMENTS--97.8%
FINANCIALS--8.0%                                                  (IDENTIFIED COST $5,196)                                  6,772
Amlin plc                                    14,900           86  -------------------------------------------------- ------------
Deutsche Boerse AG                            2,159          179
Muenchener                                                        SHORT-TERM INVESTMENTS--2.1%
  Rueckversicherungs-Gesellschaft
  AG Registered Shares                        1,032          161  MONEY MARKET MUTUAL FUNDS--2.1%
Reinet Investments SCA(2)                     8,036          127  Dreyfus Cash Management Fund -
                                                    ------------    Institutional Shares (seven-day
                                                             553    effective yield 0.080%)                  147,607          148
                                                    ------------  -------------------------------------------------- ------------
                                                                  TOTAL SHORT-TERM INVESTMENTS
HEALTH CARE--19.4%                                                (IDENTIFIED COST $148)                                      148
Cie Generale D'optique Essilor                                    -------------------------------------------------- ------------
  International SA                            3,029          181  TOTAL INVESTMENTS--99.9%
Covidien plc                                  2,400          115  (IDENTIFIED COST $5,344)                                  6,920(1)
Fresenius Medical Care AG & Co KGaA           3,711          196
Novartis AG Registered Shares                 3,297          180  Other assets and liabilities, net--0.1%                       5
Novo Nordisk A/S Class B                      3,730          239                                                     ------------
Roche Holding AG Registered Shares            1,783          303  NET ASSETS--100.0%                                 $      6,925
Synthes, Inc.                                   962          126                                                     ============
                                                    ------------
                                                           1,340  FOREIGN CURRENCIES:
                                                    ------------  CHF   Swiss Franc
                                                                  EUR   European Currency Unit
INDUSTRIALS--9.6%                                                 GBP   United Kingdom Pound Sterling
Bureau Veritas SA                             2,390          125
Capita Group plc/The                         15,767          191

                      See Notes to Schedules of Investments

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the Fund had entered into forward currency contracts as follows (reported in thousands):

                                                                 Unrealized
                                                                Appreciation
Contracts to Sell   In Exchange for  Settlement Date   Value   (Depreciation)
-----------------   ---------------  ---------------   -----   --------------
CHF           135   USD         132      6/10/10        $131         $ 1
EUR           199   USD         284      6/10/10        $285         $(1)
EUR           214   USD         315      6/10/10        $307         $ 8
GBP           416   USD         681      5/04/10        $671         $ 9
                                                                     ---
                                                                      17
                                                                     ===

                      See Notes to Schedules of Investments

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United Kingdom                                            35%
Switzerland                                               20
Germany                                                   11
France                                                     8
Spain                                                      7
Netherlands                                                5
Denmark                                                    3
Other                                                     11
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+ % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

-------------------------------------  -----------------------------------------
                                        TOTAL VALUE                   LEVEL 2
                                            AT          LEVEL 1     SIGNIFICANT
INVESTMENT IN SECURITIES               DECEMBER 31,     QUOTED      OBSERVABLE
ASSET TABLE                                2009         PRICES        INPUTS
-------------------------------------  -----------------------------------------
Equity Securities:
  Common Stocks                        $      6,772  $      6,772  $          --
  Short-Term Investments                        148           148             --
  Total Investments                    $      6,920  $      6,920  $          --
Other Financial Instruments:*
  Forward Currency Contracts           $         18  $         --  $          18

-------------------------------------  -----------------------------------------
                                        TOTAL VALUE                   LEVEL 2
                                            AT          LEVEL 1     SIGNIFICANT
                                       DECEMBER 31,     QUOTED      OBSERVABLE
LIABILITIES TABLE                          2009         PRICES        INPUTS
-------------------------------------  -----------------------------------------
Other  Financial Instruments:*
  Forward Currency Contracts           $         (1) $         --  $          (1)
Total Liabilities                      $         (1) $         --  $          (1)

There are no Level 3 (Significant Unobservable Inputs) priced securities.

*    Valued at the unrealized appreciation ( depreciation) on the investments

                      See Notes to Schedules of Investments

                             VIRTUS HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
CORPORATE BONDS--94.7%                                             CONSUMER DISCRETIONARY--(CONTINUED)
CONSUMER DISCRETIONARY--29.6%                                        Series AW-0 9.300%, 7/1/15(6)(8)     $          2  $          1
Affinion Group, Inc.                                                 Series BE-9 9.300%, 7/1/15(6)(8)               11            10
  10.125%, 10/15/13                    $        645  $        666  UPC Germany GmbH 144A 8.125%,
  11.500%, 10/15/15                           1,555         1,637    12/1/17 (4)                                   835           849
AMC Entertainment, Inc. 8.000%,                                    Valassis Communications, Inc.
  3/1/14                                      1,255         1,205    8.250%, 3/1/15                              1,005         1,007
American Real Estate Partners LP                                   Videotron Ltee Series 9.125%,
  8.125%, 6/1/12                              1,515         1,545    4/15/18                                     1,490         1,646
  7.125%, 2/15/13                               480           490  WMG Holdings Corp. 9.500%,
Bon-Ton Stores, Inc. (The) 10.250%,                                  12/15/14(3)                                 1,385         1,409
  3/15/14(4)                                    775           719                                                       ------------
Caesars Entertainment, Inc. 7.875%,                                                                                           28,076
  3/15/10                                       900           900                                                       ------------
Cengage Learning Acquisitions, Inc.
  144A 13.250%, 7/15/15 (3)(4)                  750           732  CONSUMER STAPLES--12.5%
Cinemark USA, Inc. 144A 8.625%,                                    Ingles Markets, Inc. Series 8.875%,
  6/15/19 (4)                                   685           716    5/15/17                                     1,200         1,254
CSC Holdings, Inc. 144A 8.625%,                                    Alliance One International, Inc.
  2/15/19 (4)                                 2,050         2,217    144A 10.000%, 7/15/16 (4)                   1,365         1,440
Dollar General Corp. PIK Interest                                  ASG Consolidated LLC/ASG Finance,
  Capitalization 11.875%, 7/15/17               536           622    Inc. 11.500%, 11/1/11(3)                    1,000         1,007
Echostar DBS Corp. 6.625%, 10/1/14              410           415  Bumble Bee Foods LLC 144A 7.750%,
Education Management LLC/Education                                   12/15/15 (4)                                  340           342
  Management Finance Corp. 10.250%,                                Central Garden & Pet Co. 9.125%,
  6/1/16                                         82            88    2/1/13                                        935           953
Goodyear Tire & Rubber Co. (The)                                   Constellation Brands, Inc. 7.250%,
  10.500%, 5/15/16                            1,210         1,343    9/1/16                                      1,185         1,209
Hanesbrands, Inc. 8.000%, 12/15/16              305           312  Cott Beverages, Inc. 144A 8.375%,
Intelsat Corp. 9.250%, 8/15/14                1,285         1,327    11/15/17 (4)                                  340           352
Levi Strauss & Co. 8.875%, 4/1/16               755           794  Del Monte Corp. 144A 7.500%,
Mediacom Broadband LLC/Mediacom                                      10/15/19 (4)                                   65            67
  Broadband Corp. 8.500%, 10/15/15               50            51  Dole Food Co., Inc.
Peninsula Gaming LLC 144A 10.750%,                                   8.750%, 7/15/13                                65            67
  8/15/17 (4)                                   910           919    144A 13.875%, 3/15/14(4)                      536           647
Sally Holdings LLC/Sally Capital,                                    144A 8.000%, 10/1/16(4)                       340           347
  Inc. 10.500%, 11/15/16                        720           778  Jarden Corp. 7.500%, 5/1/17                     925           927
Scientific Games International,                                    Pantry, Inc. (The) 7.750%, 2/15/14              895           864
  Inc. Series 9.250%, 6/15/19                 1,495         1,577  Stater Brothers Holdings, Inc.
Service Corp. International                                          7.750%, 4/15/15                               565           576
  7.625%, 10/1/18                             1,000           995  SUPERVALU, Inc. 8.000%, 5/1/16                  930           949
  8.000%, 11/15/21                              305           302  Tops Markets LLC 144A 10.125%,
Speedway Motorsports, Inc.                                           10/15/15 (4)                                  840           869
  6.750%, 6/1/13                              1,110         1,110                                                       ------------
  8.750%, 6/1/16                                315           334                                                             11,870
Susser Holdings LLC/Susser Finance                                                                                      ------------
  Corp. 10.625%, 12/15/13                       765           801
United Artists Theatre Circuit, Inc.                               ENERGY--7.7%
  Series 95-A 9.300%, 7/1/15(6)(8)              298           269  Chesapeake Energy Corp.
  Series BD-1 9.300%, 7/1/15(6)(8)              321           290    9.500%, 2/15/15                               285           314
                                                                     6.625%, 1/15/16                             1,240         1,234
                                                                   Comstock Resources, Inc. 8.375%,
                                                                     10/15/17                                      755           776
                                                                   El Paso Corp.
                                                                     6.875%, 6/15/14                               665           668
                                                                     8.250%, 2/15/16                               515           552
                                                                   Encore Acquisition Co. 6.000%,
                                                                     7/15/15                                       555           558
                                                                   Pioneer Natural Resources Co.
                                                                     6.650%, 3/15/17                               100            99
                                                                     6.875%, 5/1/18                                930           925
                                                                   Plains Exploration & Production Co.

                      See Notes to Schedules of Investments

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
ENERGY--(CONTINUED)                                                INFORMATION TECHNOLOGY--(CONTINUED)
  7.000%, 3/15/17                      $        715  $        706  JDA Software Group, Inc. 144A
  7.625%, 6/1/18                                540           555    8.000%, 12/15/14 (4)                 $        170  $        174
SandRidge Energy, Inc. 144A 8.750%,                                Lender Processing Services, Inc.
  1/15/20 (4)                                   855           859    8.125%, 7/1/16                              1,085         1,160
                                                     ------------  SunGard Data Systems, Inc.
                                                            7,246    9.125%, 8/15/13                               655           675
                                                     ------------    10.250%, 8/15/15                              985         1,054
                                                                   Viasat, Inc. 144A 8.875%, 9/15/16
FINANCIALS--5.7%                                                     (4)                                            45            46
CEDC Finance Corp International,                                                                                        ------------
  Inc. 144A 9.125%, 12/1/16 (4)                 690           714                                                              4,496
Ford Motor Credit Co. LLC 7.500%,                                                                                       ------------
  8/1/12                                      1,435         1,448
GMAC, Inc. 144A 6.750%, 12/1/14 (4)           1,230         1,181  MATERIALS--1.2%
Host Hotels & Resorts LP Series O                                  Boise Paper Holdings LLC 144A
  6.375%, 3/15/15                             1,220         1,202    9.000%, 11/1/17 (4)                           345           359
NBC Acquisition Corp. 11.000%,                                     Cascades, Inc. 144A 7.875%, 1/15/20
  3/15/13(3)                                  1,185           735    (4)                                            70            72
Ventas Realty LP/Ventas Capital                                    Freeport-McMoRan Copper & Gold,
  Corp. Series 1 6.500%, 6/1/16                 155           149    Inc. 8.375%, 4/1/17                           625           684
                                                     ------------                                                       ------------
                                                            5,429                                                              1,115
                                                     ------------                                                       ------------

HEALTH CARE--4.8%                                                  TELECOMMUNICATION SERVICES--17.8%
Bio-Rad Laboratories, Inc. 144A                                    Cincinnati Bell, Inc. 8.250%,
  8.000%, 9/15/16 (4)                           330           349    10/15/17                                      885           903
Community Health Systems, Inc.                                     Citizens Communications Corp.
  8.875%, 7/15/15                             1,205         1,250    7.125%, 3/15/19                               415           394
HCA, Inc.                                                          Crown Castle International Corp.
  9.250%, 11/15/16                            2,000         2,153    7.125%, 11/1/19                                65            65
  144A 8.500%, 4/15/19(4)                       690           747  Frontier Communications Corp.
                                                     ------------    8.125%, 10/1/18                               595           605
                                                            4,499  GCI, Inc. 144A 8.625%, 11/15/19 (4)           1,640         1,663
                                                     ------------  Global Crossing Ltd. 144A 12.000%,
                                                                     9/15/15 (4)                                 1,200         1,323
INDUSTRIALS--9.1%                                                  Hughes Network Systems LLC/Hughes
ARAMARK Corp. 8.500%, 2/1/15                    725           750    Network Systems Finance Corp.
Biomet, Inc. 11.625%, 10/15/17                2,120         2,353    9.500%, 4/15/14                             1,770         1,836
Casella Waste Systems, Inc. 9.750%,                                NII Capital Corp. 144A 8.875%,
  2/1/13                                      1,200         1,191    12/15/19 (4)                                2,165         2,119
Corrections Corp. of America                                       PAETEC Holding Corp. 9.500%, 7/15/15          1,085         1,050
  7.750%, 6/1/17                                610           631  Poland Telecom Finance BV Series B
DI Finance/DynCorp International,                                    14.000%, 12/1/10 (7)(8)(12)                 4,942            62
  Inc. Series B 9.500%, 2/15/13               1,950         1,984  Qwest Corp.
Goodman Global Group, Inc. 144A                                      8.375%, 5/1/16                                175           188
  0.000%, 12/15/14 (4)                          675           387    6.500%, 6/1/17                                735           722
Travelport LLC 9.875%, 9/1/14                 1,280         1,328  Sprint Capital Corp. 8.375%, 3/15/12            890           926
                                                     ------------  Stratos Global Corp. 9.875%, 2/15/13            615           652
                                                            8,624  Virgin Media Finance plc
                                                     ------------    Series 8.750%, 4/15/14                        430           446
                                                                     8.375%, 10/15/19                              695           718
INFORMATION TECHNOLOGY--4.8%                                       West Corp. 9.500%, 10/15/14                   1,135         1,158
Advanced Micro Devices, Inc. 144A                                  Wind Acquisition Holdings Finance
  8.125%, 12/15/17 (4)                          165           165    S.p.A. 144A 12.250%, 7/15/17 (4)              675           668
Dycom Industries, Inc. 8.125%,                                     Windstream Corp. 7.000%, 3/15/19              1,475         1,386
  10/15/15                                      985           911                                                       ------------
Jabil Circuit, Inc. 7.750%, 7/15/16             295           311                                                             16,884
                                                                                                                        ------------

                      See Notes to Schedules of Investments

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE
                                       ------------  ------------
UTILITIES--1.5%
Ferrellgas Partners LP 144A 9.125%,
  10/1/17 (4)                          $        675  $        717
NRG Energy, Inc. 7.375%, 1/15/17                695           699
                                                     ------------
                                                            1,416
---------------------------------------------------  ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $88,251)                                  89,655
---------------------------------------------------  ------------
LOAN AGREEMENTS(3)--2.3%
CONSUMER DISCRETIONARY--2.3%
Education Management LLC/ Education
  Management Finance Corp. Tranche
  B 2.063%, 6/3/13                            1,250         1,177
KAR Holdings, Inc. Tranche 2.745%,
  10/21/13                                      583           554
Rental Services Corp. Tranche
  3.790%, 11/30/13                              485           455
---------------------------------------------------  ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,803)                                    2,186
---------------------------------------------------  ------------

                                          SHARES         VALUE
                                       ------------  ------------
COMMON STOCKS--0.0%
INDUSTRIALS--0.0%
ACG Holdings, Inc.(6)(8)                         76             0
---------------------------------------------------  ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $358)                                          0
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $90,412)                                  91,841
---------------------------------------------------  ------------
SHORT-TERM INVESTMENTS--1.1%
MONEY MARKET MUTUAL FUNDS--1.1%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.118%)      1,039,255         1,039
---------------------------------------------------  ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,039)                                    1,039
---------------------------------------------------  ------------
TOTAL INVESTMENTS--98.1%
(IDENTIFIED COST $91,451)                                  92,880(1)
Other Assets and Liabilities--1.9%                          1,837
                                                     ------------
NET ASSETS--100.0%                                   $     94,717
                                                     ============

ABBREVIATIONS:
PIK Payment-in-Kind Security

                      See Notes to Schedules of Investments

                             VIRTUS HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United States (includes short-term investments)           94%
Canada                                                     2
Bermuda                                                    1
Germany                                                    1
Italy                                                      1
United Kingdom                                             1
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+    % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                    LEVEL 2       LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       DECEMBER 31,     QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENT IN SECURITIES                  2009          PRICES        INPUTS         INPUTS
-------------------------------------  -------------------------------------------------------
Debt Securities:
  Corporate Debt                       $     91,841  $         --  $      91,209  $        632
Equity Securities:
  Common Stocks*                                 --            --             --             0
  Short-Term Investments                      1,039         1,039             --            --
Total Investments                      $     92,880  $      1,039  $      91,209  $        632

*    Level 3 Common Stock valued at zero at the beginning and end of period.

                      See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                               Corporate
INVESTMENTS IN SECURITIES              TOTAL      Debt
                                       -----   ---------
BALANCE AS OF SEPTEMBER 30, 2009:      $ 634      $634
Accrued Discount/(Premium)                --        --
Realized Gain (Loss)                      --        --
Change in Unrealized Appreciation
  (Depreciation)                          (2)       (2)
Net Purchases/(Sales)                     --        --
Transfers In and/or Out of Level 3(1)     --        --
                                       -----      ----
BALANCE AS OF DECEMBER 31, 2009        $ 632      $632
                                       =====      ====

(1) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                      See Notes to Schedules of Investments

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
COMMON STOCKS--98.0%                                               REAL ESTATE OPERATING
                                                                     COMPANIES--(CONTINUED)
DIVERSIFIED REITS--18.0%                                           GAGFAH S.A.                                  13,701  $        124
BGP Holdings plc(2)(6)(8)                   588,920  $          0  Hongkong Land Holdings Ltd.                 277,100         1,372
British Land Co. plc                        112,975           870  Multiplan Empreendimentos
Canadian Real Estate Investment Trust        14,695           381    Imobiliarios SA                             7,558           141
Cominar Real Estate Investment Trust         17,000           315  PSP Swiss Property AG(2)                      7,751           438
Dexus Property Group                      1,023,415           776  Safestore Holdings plc                      107,459           284
First Capital Realty, Inc.                    5,000           104                                                       ------------
Fonciere Des Regions                          4,105           420                                                              4,787
Gecina SA                                     1,885           205                                                       ------------
GPT Group                                 1,094,500           588
Kenedix Realty Investment Corp.                 107           293  RESIDENTIAL REITS--0.8%
Land Securities Group plc                   128,673         1,416  Boardwalk Real Estate Investment
                                                     ------------    Trust                                       6,460           229
                                                            5,368                                                       ------------
                                                     ------------
                                                                   RETAIL REITS--39.6%
INDUSTRIAL REITS--7.1%                                             CapitaMall Trust                            358,800           458
Ascendas Real Estate Investment Trust       460,300           723  CFS Retail Property Trust                   274,252           467
Goodman Group                             1,463,280           828  Corio N.V.                                   10,321           703
SEGRO plc                                   101,757           564  Eurocommercial Properties N.V.               10,222           423
                                                     ------------  Hammerson plc                                95,109           647
                                                            2,115  Klepierre                                    16,988           688
                                                     ------------  Liberty International plc                    55,564           460
                                                                   Link (The)                                  404,542         1,032
OFFICE REITS--15.5%                                                RioCan Real Estate Investment Trust          35,150           667
Allied Properties Real Estate                                      Unibail-Rodamco                              12,765         2,804
  Investment Trust                            9,395           174  Westfield Group                             312,673         3,500
CapitaCommercial Trust                      361,000           299                                                       ------------
Champion Reit                             1,030,576           436                                                             11,849
Commonwealth Property Office Fund            81,416            71                                                       ------------
Derwent London plc                           21,246           451
Great Portland Estates plc                   76,918           356  SPECIALIZED REITS--1.0%
ING Office Fund                             869,650           494  Big Yellow Group plc(2)                      52,361           298
Japan Prime Realty Investment Corp.             128           266  ---------------------------------------------------  ------------
Japan Real Estate Investment Corp.               58           428  TOTAL COMMON STOCKS
Nippon Building Fund, Inc.                       79           600  (IDENTIFIED COST $25,248)                                  29,272
Nomura Real Estate Office Fund, Inc.             63           343  ---------------------------------------------------  ------------
ORIX JREIT, Inc.                                 61           305
Societe Immobiliere de Location                                    WARRANTS--0.0%
  Pour L'industrie Et Le Commerce             3,307           403
                                                     ------------  Fonciere Des Regions Exercise price
                                                            4,626    65.00 EUR exp. 12/31/10(2)                  3,885             3
                                                     ------------  ---------------------------------------------------  ------------
                                                                   TOTAL WARRANTS
REAL ESTATE OPERATING COMPANIES--16.0%                             (IDENTIFIED COST $1)                                            3
AEON Mall Co. Ltd.                           20,950           406  ---------------------------------------------------  ------------
Brookfield Properties Corp.                  57,650           706  TOTAL LONG TERM INVESTMENTS--98.0%
Castellum AB                                 52,666           533  (IDENTIFIED COST $25,249)                                  29,275
Citycon Oyj                                  86,066           360  ---------------------------------------------------  ------------
Deutsche Euroshop AG                          8,218           278
Fabege AB                                    23,179           145  SHORT-TERM INVESTMENTS--1.5%

                                                                   MONEY MARKET MUTUAL FUNDS--1.5%
                                                                   Dreyfus Cash Management Fund -
                                                                     Institutional Shares (seven-day
                                                                     effective yield 0.080%)                   451,566           452
                                                                   ---------------------------------------------------  ------------
                                                                   TOTAL SHORT-TERM INVESTMENTS
                                                                   (IDENTIFIED COST $452)                                        452
                                                                   ---------------------------------------------------  ------------

                      See Notes to Schedules of Investments

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $25,701)                                  29,727(1)

Other assets and liabilities,
  net--0.5%                                                   163
                                                     ------------
NET ASSETS--100.0%                                   $     29,890
                                                     ============

ABBREVIATIONS:
REIT Real Estate Investment Trust

                      See Notes to Schedules of Investments

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
Australia                                                 22%
United Kingdom                                            18
France                                                    15
Canada                                                     9
Japan                                                      9
Hong Kong                                                  5
Singapore                                                  5
Other                                                     17
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+ % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2       LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       DECEMBER 31,     QUOTED       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                  2009         PRICES         INPUTS        INPUTS
-------------------------------------  -------------------------------------------------------
Equity Securities:
  Common Stocks**                      $     29,272  $      4,087  $      25,185  $          0
  Warrants                                        3             3             --            --
  Short-Term Investments                        452           452             --            --
-------------------------------------  -------------------------------------------------------
Total Investments                      $     29,727  $      4,542  $          --             0

**   Level 3 Common Stock valued at zero at the beginning and end of period.

                      See Notes to Schedules of Investments

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
COMMON STOCKS--90.0%                                               CONSUMER STAPLES--(CONTINUED)
                                                                   Energizer Holdings, Inc.(2)                   4,260  $        261
CONSUMER DISCRETIONARY--19.0%                                      Estee Lauder Cos., Inc. (The) Class
Abercrombie & Fitch Co. Class A               9,560  $        333    A                                           3,440           166
AnnTaylor Stores Corp.(2)                    46,600           636  Imperial Tobacco Group plc                   16,740           528
Autoliv, Inc.                                19,990           867  Kroger Co. (The)                             16,590           341
Broadview Security, Inc.(2)                  19,840           648  Metro AG                                     12,150           742
Denway Motors Ltd.                          498,000           315  Nestle S.A. Registered Shares                15,500           752
Dick's Sporting Goods, Inc.(2)               16,970           422  PepsiCo, Inc.                                17,300         1,052
Drew Industries, Inc.(2)                     16,890           349  Philip Morris International, Inc.            10,210           492
Electrolux AB Series B(2)                    40,700           956  Seven & I Holdings Co., Ltd.                 19,600           400
Esprit Holdings Ltd.                         34,300           227  Unilever N.V.                                19,220           626
Ethan Allen Interiors, Inc.                  24,630           330  Whole Foods Market, Inc.(2)                  31,422           862
Foschini Ltd.                                16,120           265                                                       ------------
Home Depot, Inc. (The)                       11,100           321                                                              9,449
Johnson Controls, Inc.                        9,250           252                                                       ------------
Kohl's Corp.(2)                               9,420           508
Liberty Media Corp. - Starz Series                                 ENERGY--3.3%
  A(2)                                        4,370           202  Anadarko Petroleum Corp.                      3,720           232
LVMH Moet Hennessy Louis Vuitton                                   Cameron International Corp.(2)               10,310           431
  S.A.                                        7,170           804  Concho Resources, Inc.(2)                    12,290           552
Newell Rubbermaid, Inc.                      30,620           460  Ensco International plc Sponsored
News Corp. Class A                           44,840           614    ADR                                        10,180           407
Nordstrom, Inc.                              12,980           488  Halliburton Co.                               6,620           199
OfficeMax, Inc.(2)                           93,430         1,186  LUKOIL O.A.O Sponsored ADR                    5,980           337
Omnicom Group, Inc.                          15,720           615  Occidental Petroleum Corp.                    3,010           245
Saks, Inc.(2)                                47,950           314  Yanzhou Coal Mining Co., Ltd.
Sodexo                                        4,550           259    Sponsored ADR                              23,650           516
Staples, Inc.                                32,780           806                                                       ------------
Target Corp.                                 20,210           977                                                              2,919
Thomas Cook Group plc                       129,740           479                                                       ------------
Timberland Co. (The) Class A(2)              32,730           587
Time Warner, Inc.(2)                         19,923           580  FINANCIALS--6.5%
Whirlpool Corp.                               3,630           293  Arch Capital Group Ltd.(2)                    7,250           519
Williams-Sonoma, Inc.                        43,068           895  City National Corp.                          17,060           778
WPP plc                                      74,430           728  Fidelity National Financial, Inc.
                                                     ------------    Class A                                    51,050           687
                                                           16,716  First American Corp.                         23,020           762
                                                     ------------  Investment Technology Group, Inc.(2)         31,086           612
                                                                   MFA Financials, Inc.                         53,010           390
CONSUMER STAPLES--10.7%                                            Muenchener
                                                                     Rueckversicherungs-Gesellschaft
BJ's Wholesale Club, Inc.(2)                 21,640           708    AG Registered Shares                        2,600           405
Clorox Co. (The)                              8,890           542  National Penn Bancshares, Inc.               39,200           227
Coca-Cola Enterprises, Inc.                  46,730           991  Piper Jaffray Cos.(2)                         7,700           390
CVS Caremark Corp.                           14,370           463  SunTrust Banks, Inc.                         21,460           435
Dean Foods Co.(2)                            14,670           265  Washington Federal, Inc.                     27,150           525
Diageo plc                                   14,810           258                                                       ------------
                                                                                                                               5,730
                                                                                                                        ------------

                                                                   HEALTH CARE--12.2%
                                                                   Abbott Laboratories                           1,600            86
                                                                   Alcon, Inc.                                   1,530           252
                                                                   Alexion Pharmaceuticals, Inc.(2)              5,960           291

                      See Notes to Schedules of Investments

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
HEALTH CARE--(CONTINUED)                                           INDUSTRIALS--(CONTINUED)
Amedisys, Inc.(2)                             8,730  $        424  FedEx Corp.                                   3,870  $        323
AmerisourceBergen Corp.                       9,830           256  Finmeccanica SpA                             25,940           415
Amgen, Inc.(2)                                5,490           311  Harbin Power Equipment Co., Ltd.            444,000           393
Amylin Pharmaceuticals, Inc.(2)              11,670           166  Hutchison Whampoa Ltd.                       16,500           568
Celgene Corp.(2)                              2,450           136  IDEX Corp.                                    7,710           240
CIGNA Corp.                                   5,810           205  Kennametal, Inc.                             23,380           606
Covidien plc                                 24,620         1,179  McDermott International, Inc.(2)             11,200           269
Emergency Medical Services Corp.                                   Navistar International Corp.(2)              12,730           492
  Class A(2)                                  1,380            75  Old Dominion Freight Line, Inc.(2)           12,580           386
Emergent Biosolutions, Inc.(2)               29,460           400  Snap-On, Inc.                                 5,360           227
Hospira, Inc.(2)                             13,400           683  Stanley Works (The)                           8,380           432
Human Genome Sciences, Inc.(2)                8,500           260  Steelcase, Inc. Class A                      68,530           436
Ipsen SA                                     11,020           611  Sumitomo Corp.                               42,900           437
King Pharmaceuticals, Inc.(2)                39,650           487  Teledyne Technologies, Inc.(2)               12,707           487
MAP Pharmaceuticals, Inc.(2)                 12,110           115  Timken Co. (The)                             20,350           482
McKesson Corp.                                4,330           271  TNT N.V.                                     17,690           543
Medicines Co. (The)(2)                       43,210           360  Toro Co. (The)                                8,360           350
Medicis Pharmaceutical Corp. Class A          7,720           209  Tyco International Ltd.                       6,930           247
Mednax, Inc.(2)                               3,950           237                                                       ------------
Merck & Co., Inc.                             6,820           249                                                             10,818
Mettler-Toledo International,                                                                                           ------------
  Inc.(2)                                       890            94
Omnicell, Inc.(2)                            15,514           181  INFORMATION TECHNOLOGY--16.1%
PerkinElmer, Inc.                             2,390            49  Amphenol Corp. Class A                       12,710           587
Pfizer, Inc.                                 10,590           193  AOL, Inc.(2)                                  5,297           123
Protalix BioTherapeutics, Inc.(2)            21,540           143  Broadcom Corp. Class A(2)                    14,750           464
Salix Pharmaceuticals Ltd.(2)                 5,090           129  Cisco Systems, Inc.(2)                       79,630         1,906
Sanofi-Aventis SA                             8,270           650  Cybersource Corp.(2)                          2,610            52
Sanofi-Aventis SA ADR                         4,270           168  Dell, Inc.(2)                                15,780           227
Schein (Henry), Inc.(2)                       3,190           168  Emulex Corp.(2)                              26,660           291
Thermo Fisher Scientific, Inc.(2)             4,300           205  Equinix, Inc.(2)                              6,490           689
United Therapeutics Corp.(2)                  1,270            67  Flextronics International Ltd.(2)            79,710           583
Universal Health Services, Inc.                                    Forrester Research, Inc.(2)                  15,450           401
  Class B                                    13,420           409  Fujitsu Ltd.                                112,570           730
Vertex Pharmaceuticals, Inc.(2)              18,860           808  Hewlett-Packard Co.                           5,180           267
Zimmer Holdings, Inc.(2)                      3,950           234  HON HAI Precision Industry Co., Ltd.         71,820           664
                                                     ------------  Informatica Corp.(2)                         19,490           504
                                                           10,761  Juniper Networks, Inc.(2)                    14,100           376
                                                     ------------  LSI Corp.(2)                                 37,560           226
                                                                   Maxim Integrated Products, Inc.              23,590           479
INDUSTRIALS--12.3%                                                 Motorola, Inc.(2)                           142,480         1,106
Actuant Corp. Class A                        35,920           666  NetApp, Inc.(2)                              16,890           581
Altra Holdings, Inc.(2)                      52,294           646  Quest Software, Inc.(2)                      17,250           317
BAE Systems plc                              45,240           262  Research In Motion Ltd.(2)                    9,750           658
Cummins, Inc.                                 8,860           406
Curtiss-Wright Corp.                         14,350           449
Delta Air Lines, Inc.(2)                     92,820         1,056

                      See Notes to Schedules of Investments

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES         VALUE                                             SHARES         VALUE
                                      ------------  ------------                                       ------------  ------------
INFORMATION TECHNOLOGY--(CONTINUED)                               SHORT-TERM INVESTMENTS--10.0%
Rovi Corp.(2)                               11,940  $        380  MONEY MARKET MUTUAL FUNDS--10.0%
Sybase, Inc.(2)                             21,050           914  BlackRock Liquidity Funds TempFund
Teradata Corp.(2)                           17,613           554    Portfolio - Institutional Shares
Tyco Electronics Ltd.                       16,460           404    (seven-day effective yield 0.118%)    8,793,725  $      8,794
Vishay Intertechnology, Inc.(2)             79,490           664  -------------------------------------------------  ------------
                                                    ------------  TOTAL SHORT-TERM INVESTMENTS
                                                          14,147  (IDENTIFIED COST $8,794)                                  8,794
                                                    ------------  -------------------------------------------------  ------------
                                                                  TOTAL INVESTMENTS--100.0%
MATERIALS--5.1%                                                   (IDENTIFIED COST $72,209)                                88,011(1)
Asia Cement China Holdings Corp.           377,500           224  SECURITIES SOLD SHORT--(89.6)%
Du Pont (E.I.) de Nemours & Co.             14,960           504  (PROCEEDS ($73,610))                                    (78,867)
Freeport-McMoRan Copper & Gold, Inc.         5,440           437  Other assets and liabilities,
Impala Platinum Holdings Ltd.                                       net--89.6%                                             78,863
  Sponsored ADR                             10,800           295                                                     ------------
International Paper Co.                     14,140           379  NET ASSETS--100.0%                                 $     88,007
Pacific Metals Co., Ltd.                    81,860           621                                                     ============
Packaging Corp. of America                  42,940           988
Salzgitter AG                                7,510           736  SECURITIES SOLD SHORT--89.6%
Tokyo Ohka Kogyo Co., Ltd.                  17,090           318
                                                    ------------  COMMON STOCKS SOLD SHORT--(89.6)%
                                                           4,502
                                                    ------------  CONSUMER DISCRETIONARY--(20.6)%
                                                                  Advance Auto Parts, Inc.                  (10,640)         (431)
TELECOMMUNICATION SERVICES--2.0%                                  Aeropostale, Inc.                         (23,880)         (813)
America Movil S.A.B. de C.V. ADR                                  BorgWarner, Inc.                          (21,590)         (717)
  Series L                                  11,020           518  Compass Group plc                         (35,370)         (253)
Cable & Wireless plc                       108,360           247  Dongfeng Motor Group Co., Ltd.           (212,000)         (303)
Leap Wireless International, Inc.(2)        11,930           209  DreamWorks Animation SKG, Inc.
NTELOS Holdings Corp.                       30,400           542    Class A                                 (11,720)         (468)
Telefonica Moviles S.A.(6)(8)                1,400             0  Family Dollar Stores, Inc.                (47,190)       (1,313)
Vivo Participacoes SA ADR                    7,070           219  Garmin Ltd.                               (25,230)         (775)
                                                    ------------  Genuine Parts Co.                          (8,890)         (337)
                                                           1,735  Hermes International                       (4,190)         (558)
                                                    ------------  Husqvarna AB                             (107,260)         (787)
                                                                  Intercontinental Hotels Group plc         (55,240)         (794)
UTILITIES--2.8%                                                   ITV plc                                (1,359,250)       (1,145)
Ameren Corp.                                19,500           545  Jarden Corp.                              (26,290)         (813)
Cia Paranaense de Energia ADR               16,460           353  Li & Fung Ltd.                            (60,000)         (248)
Great Plains Energy, Inc.                   31,580           612  LKQ Corp.                                 (42,729)         (837)
PNM Resources, Inc.                         40,600           514  McDonald's Corp.                           (6,970)         (435)
Portland General Electric Co.               20,370           416  O'Reilly Automotive, Inc.                 (26,090)         (994)
                                                    ------------  Panera Bread Co. Class A                   (8,330)         (558)
                                                           2,440  Penney (J.C.) Co., Inc.                   (26,780)         (713)
--------------------------------------------------  ------------  Ross Stores, Inc.                          (9,760)         (417)
TOTAL COMMON STOCKS                                               Royal Caribbean Cruises Ltd.              (23,350)         (590)
(IDENTIFIED COST $63,415)                                 79,217  Sonic Corp.                               (90,700)         (913)
--------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--90.0%
(IDENTIFIED COST $63,415)                                 79,217
--------------------------------------------------  ------------

                      See Notes to Schedules of Investments

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                              SHARES         VALUE
                                       ------------  ------------                                        ------------  ------------
CONSUMER DISCRETIONARY--(CONTINUED)                                FINANCIALS--(CONTINUED)
Starbucks Corp.                             (29,650) $       (684) Westamerica Bancorp                        (23,080) $     (1,278)
Starwood Hotels & Resorts                                                                                              ------------
  Worldwide, Inc.                           (12,180)         (445)                                                           (5,128)
Tim Hortons, Inc.                           (14,320)         (437)                                                     ------------
TJX Cos., Inc. (The)                        (13,040)         (477)
Woolworths Holdings Ltd.                    (10,650)         (258) HEALTH CARE--(11.5)%
Wynn Resorts Ltd.                           (10,230)         (596) Allergan, Inc.                              (4,520)         (285)
                                                     ------------  AMAG Pharmaceuticals, Inc.                  (7,670)         (292)
                                                          (18,109) AstraZeneca plc Sponsored ADR              (20,100)         (944)
                                                     ------------  Bard (C.R.), Inc.                          (10,080)         (785)
                                                                   Becton, Dickinson & Co.                     (9,060)         (714)
CONSUMER STAPLES--(10.9)%                                          CareFusion Corp.                           (16,820)         (421)
Avon Products, Inc.                         (10,260)         (323) Coventry Health Care, Inc.                 (10,500)         (255)
Brown-Forman Corp. Class B                  (16,745)         (897) CSL Ltd.                                   (14,400)         (419)
Carrefour SA                                (14,470)         (694) Eisai Co., Ltd.                            (17,350)         (638)
Church & Dwight Co., Inc.                    (6,890)         (416) Eli Lilly & Co.                            (11,730)         (419)
Constellation Brands, Inc. Class A          (28,550)         (455) Gen-Probe, Inc.                            (15,360)         (659)
Flowers Foods, Inc.                         (52,990)       (1,259) Haemonetics Corp.                          (11,160)         (615)
General Mills, Inc.                          (3,680)         (261) Healthways, Inc.                           (23,780)         (436)
Green Mountain Coffee, Inc.                 (15,890)       (1,295) Hologic, Inc.                              (23,010)         (334)
Hain Celestial Group, Inc. (The)            (32,710)         (556) Invacare Corp.                              (8,600)         (214)
Hormel Foods Corp.                           (7,880)         (303) Landauer, Inc.                              (9,550)         (586)
L'Oreal SA                                   (6,250)         (698) Lundbeck (H) A/S                           (32,790)         (592)
Lawson, Inc.                                 (9,600)         (424) MannKind Corp.                              (9,740)          (85)
Lindt & Spruengli AG                           (310)         (666) Novo Nordisk A/S                            (2,660)         (170)
Pernod-Ricard SA                             (7,497)         (641) Patterson Cos., Inc.                        (8,550)         (239)
SABMiller plc                                (8,570)         (252) Stryker Corp.                               (4,150)         (209)
Smucker (J.M.) Co. (The)                     (7,636)         (471) Takeda Pharmaceutical Co., Ltd.            (11,500)         (474)
                                                     ------------  Techne Corp.                                (2,405)         (165)
                                                           (9,611) VCA Antech, Inc.                            (6,440)         (161)
                                                     ------------                                                      ------------
                                                                                                                            (10,111)
ENERGY--(2.9)%                                                                                                         ------------
Baker Hughes, Inc.                          (10,540)         (427)
Berry Petroleum Co. Class A                 (17,760)         (518) INDUSTRIALS--(12.7)%
CNOOC Ltd. ADR                               (2,270)         (353) Baldor Electric Co.                        (56,690)       (1,592)
Exxon Mobil Corp.                            (8,680)         (592) Briggs & Stratton Corp.                    (21,630)         (405)
Oceaneering International, Inc.             (10,360)         (606) China National Materials Co. Ltd          (292,000)         (216)
                                                     ------------  Cobham plc                                (106,150)         (429)
                                                           (2,496) Deere & Co.                                (14,410)         (779)
                                                     ------------  Donaldson Co., Inc.                        (12,830)         (546)
FINANCIALS--(5.8)%                                                 Dongfang Electric Corp., Ltd.              (73,600)         (392)
BB&T Corp.                                  (26,660)         (676) First Solar, Inc.                          (11,033)       (1,494)
Hannover Rueckversicherung AG                                      GATX Corp.                                 (23,220)         (668)
  Registered Shares                          (8,480)         (396) Graco, Inc.                                (25,000)         (714)
People's United Financial, Inc.             (28,230)         (472) ITT Corp.                                  (10,630)         (529)
Prosperity Bancshares, Inc.                 (38,200)       (1,546)
Valley National Bancorp                     (53,760)         (760)
Mitsubishi Corp.                            (18,900)         (471)

                      See Notes to Schedules of Investments

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        SHARES        VALUE                                               SHARES        VALUE
                                     ------------  -----------                                         ------------  -----------
INDUSTRIALS--(CONTINUED)                                        MATERIALS--(CONTINUED)
Rolls-Royce Group plc(8)               (2,049,600) $        (3) Toray Industries, Inc.                      (51,370)$       (279)
Rolls-Royce Group plc                     (34,160)        (266) Weyerhaeuser Co.                            (28,870)      (1,245)
Southwest Airlines Co.                    (65,030)        (743)                                                      -----------
Stericycle, Inc.                           (6,690)        (369)                                                           (4,328)
Trinity Industries, Inc.                  (41,320)        (721)                                                      -----------
Wabtec Corp.                              (20,870)        (852)
                                                   -----------  TELECOMMUNICATION SERVICES--(2.5)%
                                                       (11,189) China Mobile Ltd. Sponsored ADR             (13,640)        (633)
                                                   -----------  General Communication, Inc. Class A         (61,810)        (394)
                                                                Telefonica S.A.                              (8,430)        (236)
INFORMATION TECHNOLOGY--(15.0)%                                 Telefonos de Mexico S.A.B. de C.V.
Adobe Systems, Inc.                       (12,480)        (459)   ADR Series L                              (35,450)        (588)
Alcatel - Lucent SA                      (118,800)        (400) Verizon Communications, Inc.                (10,640)        (353)
Alcatel - Lucent SA Sponsored ADR        (280,676)        (932)                                                      -----------
Amdocs Ltd.                                (6,480)        (185)                                                           (2,204)
Automatic Data Processing, Inc.            (4,390)        (188)                                                      -----------
Ciena Corp.                               (32,920)        (357)
Corning, Inc.                             (23,770)        (459) UTILITIES--(2.8)%
Infosys Technologies Ltd. Sponsored                             Dominion Resources, Inc.                    (13,510)        (526)
  ADR                                     (11,150)        (616) FPL Group, Inc.                              (9,300)        (491)
Intuit, Inc.                              (10,890)        (334) Huaneng Power International, Inc.
Linear Technology Corp.                   (14,800)        (452)   Sponsored ADR                              (4,890)        (110)
McAfee, Inc.                               (9,910)        (402) OGE Energy Corp.                            (14,450)        (533)
National Instruments Corp.                (16,020)        (472) RRI Energy, Inc.                           (103,920)        (594)
National Semiconductor Corp.              (17,250)        (265) Tractebel Energia SA Sponsored ADR          (18,960)        (234)
Nokia Oyj Sponsored ADR                   (18,690)        (240)                                                      -----------
Palm, Inc.                                (89,070)        (894)                                                           (2,488)
QLogic Corp.                              (54,780)      (1,033) ---------------------------------------------------  -----------
Salesforce.com, Inc.                      (10,070)        (743) TOTAL COMMON STOCKS SOLD SHORT--(89.6)%
SAP AG Sponsored ADR                      (20,810)        (974) (PROCEEDS ($73,610))                                     (78,867)
Skyworks Solutions, Inc.                  (21,900)        (311) ---------------------------------------------------  -----------
Telefonaktiebolaget LM Ericsson                                 TOTAL SECURITIES SOLD SHORT--(89.6)%
  Class B                                 (46,460)        (428) (PROCEEDS ($73,610))                                     (78,867)(1)
Telefonaktiebolaget LM Ericsson                                 ---------------------------------------------------  -----------
  Sponsored ADR                          (146,140)      (1,343)
TeleTech Holdings, Inc.                   (23,700)        (475) Abbreviations
Western Digital Corp.                     (18,750)        (828) ADR   American Depositary Receipt.
Yahoo!, Inc.                              (24,620)        (413)
                                                   -----------
                                                       (13,203)
                                                   -----------

MATERIALS--(4.9)%
Aluminum Corp. of China Ltd. ADR          (13,100)        (357)
Anglo Platinum Ltd. ADR                    (3,900)        (417)
Kobe Steel Ltd.                          (390,980)        (709)
OJI Paper Co., Ltd.                       (88,980)        (373)
Sensient Technologies Corp.               (29,640)        (780)
Sigma-Aldrich Corp.                        (3,320)        (168)



                      See Notes to Schedules of Investments

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS - LONG as of 12/31/09 +
---------------------------------------------------  --------
United States (includes short-term investments)           74%
France                                                     3
Japan                                                      3
United Kingdom                                             3
Germany                                                    2
Sweden                                                     2
Switzerland                                                2
Other                                                     11
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+    % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                             SECURITIES SOLD SHORT
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS - SHORT as of 12/31/09 +
---------------------------------------------------  --------
United States                                             70%
United Kingdom                                             6
France                                                     5
Japan                                                      4
China                                                      3
Sweden                                                     3
Germany                                                    2
Other                                                      7
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

%  of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2       LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFICANT
INVESTMENT IN SECURITIES:              DECEMBER 31,     QUOTED       OBSERVABLE   UNOBSERVABLE
ASSETS TABLE                               2009         PRICES         INPUTS        INPUTS
-------------------------------------  -------------------------------------------------------
Equity Securities:
  Common Stocks                        $     79,217  $     65,549  $      13,668  $          0(1)
  Short-Term Investments                      8,794         8,794             --            --
Total Investment                       $     88,011  $     74,343  $      13,668  $          0
-------------------------------------  -------------------------------------------------------

LIABILITIES TABLE
-------------------------------------  -------------------------------------------------------
Equity Securities:
  Common Stocks Sold Short             $    (78,867) $    (64,684) $     (14,180) $         (3)
Total Liabilities                      $    (78,867) $    (64,684) $     (14,180) $         (3)


(1)  Level 3 Common Stock valued at zero at the beginning and end of period.


                      See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                                                Common Stocks
INVESTMENTS IN SECURITIES           TOTAL      Common Stocks      Sold Short
                                    -----      -------------    -------------
BALANCE AS OF SEPTEMBER 30, 2009:    $ 0            $ 0(2)           $--

Accrued Discount/(Premium)            --             --               --

Realized Gain (Loss)                  --             --               --

Change in Unrealized Appreciation
  (Depreciation)                      --             --               --

Net Purchases/(Sales)                 --             --               --

Transfers In and/or Out of
  Level 3 (1)                         (3)            --               (3)
                                     ----           ---              ---
BALANCE AS OF DECEMBER 31, 2009      $(3)           $ 0              $(3)
                                     ====           ===              ===

(1) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Level 3 Common Stock valued at zero at the beginning and end of the period.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                     See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
U.S. GOVERNMENT SECURITIES--0.6%                                     Series FR-23, 11.000%, 12/15/12         6,200,000IDR  $     705
                                                                     Series FR-30, 10.750%, 5/15/16          3,500,000IDR        401
U.S. Treasury Note 2.625%, 12/31/14    $      1,250     $   1,246    RegS 6.625%, 2/17/37(5)              $        765           752
------------------------------------------------------  ---------  Republic of Korea Series 1112,
TOTAL U.S. GOVERNMENT SECURITIES                                     4.750%, 12/10/11                          775,000KRW        671
(IDENTIFIED COST $1,246)                                    1,246  Republic of Poland
------------------------------------------------------  ---------    Series 0414, 5.750%, 4/25/14                2,300PLZ        806
                                                                     6.375%, 7/15/19                               285           311
MUNICIPAL BONDS--0.3%                                              Republic of South Africa Series R-201
                                                                     8.750%, 12/21/14                           10,535ZAR      1,444
MICHIGAN--0.1%                                                     Republic of Turkey
Tobacco Settlement Finance                                           0.000%, 2/2/11                              1,860TRY      1,144
  Authority Taxable Series 06-A,                                     7.500%, 7/14/17                               400           456
  7.309%, 6/1/34                                165           132  Republic of Ukraine
                                                        ---------    RegS 7.650%, 6/11/13(5)                       500           431
                                                                     144A 6.580%, 11/21/16(4)                      250           189
SOUTH DAKOTA--0.1%                                                 Russian Federation RegS 7.500%,
Educational Enhancement Funding                                      3/31/30 (3)(5)                                141           159
  Corp. Taxable Series 02-A,                                       ------------------------------------------------------  ---------
  6.720%, 6/1/25                                218           191  TOTAL FOREIGN GOVERNMENT SECURITIES
                                                        ---------  (IDENTIFIED COST $25,077)                                  28,114
                                                                   ------------------------------------------------------  ---------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp.                                 MORTGAGE-BACKED SECURITIES--10.9%
  Taxable Series 07-A1, 6.706%,
  6/1/46                                        345           249  NON-AGENCY--10.9%
------------------------------------------------------  ---------  American Tower Trust 07-1A, C 144A
TOTAL MUNICIPAL BONDS                                                5.615%, 4/15/37 (4)                           750           765
(IDENTIFIED COST $694)                                        572  Bear Stearns Commercial Mortgage
------------------------------------------------------  ---------    Securities
FOREIGN GOVERNMENT SECURITIES--14.6%                                 06-PW12, A4 5.719%, 9/11/38(3)                790           804
                                                                     05-PW10, A4 5.405%, 12/11/40(3)               950           933
Bolivarian Republic of Venezuela                                     05-T20, A4A 5.150%, 10/12/42(3)               600           590
  8.500%, 10/8/14                               410           325    07-PW18, A4 5.700%, 6/11/50                   750           656
  9.250%, 9/15/27                               385           283    07-PW18, AM 6.084%, 6/11/50(3)                725           527
  9.375%, 1/13/34                               950           644  Bear Stearns Commercial Mortgage
Commonwealth of Australia Series                                     Securities, Inc. 06-PW14, A4
  121, 5.250%, 8/15/10                        3,997AUD      3,613    5.201%, 12/11/38                              350           337
Commonwealth of Canada 2.750%,                                     Citigroup-Deutsche Bank Commercial
  12/1/10                                     2,324CND      2,264    Mortgage Trust
Commonwealth of New Zealand Series                                   05-CD1, AM 5.224%, 7/15/44(3)                 610           515
  1111, 6.000%, 11/15/11                      3,678NZD      2,752    07-CD4, A4 5.322%, 12/11/49                   475           413
Federative Republic of Brazil                                      Credit Suisse First Boston Mortgage
  12.500%, 1/5/16                             1,625BRL      1,055    Securities Corp. 04-C5, A3 4.499%,
  12.500%, 1/5/22                             1,125BRL        725    11/15/37                                      825           799
  10.250%, 1/10/28                            2,895BRL      1,659  Credit Suisse Mortgage Capital
Kingdom of Norway                                                    Certificates 06-C1, A3 5.548%,
  6.000%, 5/16/11                            10,355NOK      1,874    2/15/39 (3)                                   650           656
  5.000%, 5/15/15                             3,285NOK        602  Crown Castle Towers LLC 05-1A, B
Kingdom of Sweden Series 1045,                                       144A 4.878%, 6/15/35 (4)                      500           505
  5.250%, 3/15/11                             2,800SEK        414  GE Capital Commercial Mortgage
Republic of Argentina                                                Corp. 03-C1, C 4.975%, 1/10/38 (3)            595           579
  PIK Interest Capitalization
  8.280%, 12/31/33                            3,851         2,898
  Series GDP 3.169%, 12/15/35(3)              3,200           222
Republic of Colombia 12.000%,
  10/22/15                                1,825,000COP      1,099
Republic of Croatia 144A 6.750%,
  11/5/19 (4)                                   200           216
Republic of Indonesia

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
NON-AGENCY--(CONTINUED)                                            ASSET-BACKED SECURITIES--2.0%
GMAC Commercial Mortgage Securities,
  Inc. 04-C2, A3 5.134%, 8/10/38       $        450     $     449  Bombardier Capital Mortgage
Greenwich Capital Commercial                                         Securitization Corp. 99-A, A3
  Funding Corp. 04-GG1, A7 5.317%,                                   5.980%, 1/15/18                      $        776     $     658
  6/10/36 (3)                                   550           559  Carmax Auto Owner Trust 07-2, B
GS Mortgage Securities Corp. II                                      5.370%, 3/15/13                               350           354
  07-GG10, A4 5.805%, 8/10/45 (3)               915           788  Conseco Finance Securitizations Corp.
JPMorgan Chase Commercial Mortgage                                   01-3, A4 6.910%, 5/1/33                       719           690
  Securities Corp.                                                 Dunkin Securitization 06-1, M1 144A
  05-LDP5, AM 5.221%, 12/15/44(3)               350           295    8.285%, 6/20/31 (4)                           690           583
  06-LDP7, A4 5.875%, 4/15/45(3)              1,000           966  FMAC Loan Receivables Trust 98-CA,
  06-LDP9, A3 5.336%, 5/15/47                   700           609    A2 144A 6.660%, 9/15/20 (4)                    27            26
  07-LD12, A4 5.882%, 2/15/51(3)                750           651  Harley-Davidson Motorcycle Trust
Lehman Brothers - UBS Commercial                                     07-2, C 5.410%, 8/15/15                     1,075         1,072
  Mortgage Trust                                                   IndyMac Manufactured Housing Contract
  07-C2, A3 5.430%, 2/15/40                   1,100           950    98-1, A3 6.370%, 9/25/28                      569           392
  07-C2, H 144A 5.992%,                                            ------------------------------------------------------  ---------
  2/15/40(3)(4)                                 850           108  TOTAL ASSET-BACKED SECURITIES
  05-C3, AM 4.794%, 7/15/40                     350           296  (IDENTIFIED COST $3,905)                                    3,775
  07-C7, A3 5.866%, 9/15/45(3)                  600           528  ------------------------------------------------------  ---------
Merrill Lynch Mortgage Trust 06-C1,                                CORPORATE BONDS--57.8%
  AM 5.656%, 5/12/39 (3)                        715           568
Merrill Lynch-Countrywide Commercial                               CONSUMER DISCRETIONARY--7.2%
  Mortgage Trust 06-4, A3 5.172%,
  12/12/49 (3)                                  650           576  Affinia Group, Inc. 144A 10.750%,
Morgan Stanley Capital I                                             8/15/16 (4)                                   240           261
  05-HQ5, A3 5.007%, 1/14/42                    200           202  American Axle & Manufacturing
  06-IQ12, A4 5.332%, 12/15/43                1,300         1,209    Holdings, Inc. 144A 9.250%,
  07-IQ14, A4 5.692%, 4/15/49(3)                820           693    1/15/17 (4)                                   350           357
Residential Accredit Loans, Inc.                                   Ameristar Casinos, Inc. 144A 9.250%,
  02-QS12, B1 6.250%, 9/25/32                   344            65    6/1/14 (4)                                     60            63
Salomon Brothers Mortgage Securities                               Arcos Dorados B.V. 144A 7.500%,
  VII, Inc. 01-C1, D                                                 10/1/19 (4)                                   375           374
  6.831%, 12/18/35 (3)                          650           635  Blockbuster, Inc. 144A 11.750%,
Timberstar Trust 06-1A, C 144A                                       10/1/14 (4)                                   775           740
  5.884%, 10/15/36 (4)                        1,000           930  COX Communications, Inc. 144A 8.375%,
Wachovia Bank Commercial Mortgage                                    3/1/39 (4)                                    350           437
  Trust                                                            DigitalGlobe, Inc. 144A 10.500%,
  04-C12, A4 5.237%, 7/15/41(3)                 450           447    5/1/14 (4)                                     65            70
  07-C30, A5 5.342%, 12/15/43                   410           318  DIRECTV Holdings LLC/DIRECTV
  07-C33, A4 5.902%, 2/15/51(3)                 550           453    Financing Co., Inc. 6.375%, 6/15/15           600           626
Wells Fargo Mortgage Backed                                        DuPont Fabros Technology LP 144A
  Securities Trust 06-AR10, 5A3                                      8.500%, 12/15/17 (4)                          700           715
  5.589%, 7/25/36 (3)                           911           701  Eastman Kodak Co. 7.250%, 11/15/13              500           415
------------------------------------------------------  ---------  Echostar DBS Corp. 6.625%, 10/1/14              600           607
TOTAL MORTGAGE-BACKED SECURITIES                                   Equity One, Inc. 6.250%, 12/15/14               375           369
(IDENTIFIED COST $20,992)                                  21,075  Ford Motor Credit Co. LLC 8.000%,
------------------------------------------------------  ---------    6/1/14                                        400           411
                                                                   Harrah's Operating Co., Inc. 144A
                                                                     11.250%, 6/1/17 (4)                           425           447
                                                                   Hasbro, Inc. 6.300%, 9/15/17                    275           291
                                                                   Hyatt Hotels Corp. 144A 5.750%,
                                                                     8/15/15 (4)                                   100           101
                                                                   International Game Technology
                                                                     7.500%, 6/15/19                               580           630
                                                                   Korea Expressway Corp. 144A 4.500%,
                                                                     3/23/15 (4)                                   230           235

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
CONSUMER DISCRETIONARY--(CONTINUED)                                CONSUMER STAPLES--(CONTINUED)
                                                                   Smithfield Foods, Inc. 144A 10.000%,
Landry's Restaurants, Inc. 144A                                      7/15/14 (4)                          $        600     $     654
  11.625%, 12/1/15 (4)                 $        334     $     356  Tyson Foods, Inc. 7.850%, 4/1/16                650           670
McJunkin Red Man Corp. 144A 9.500%,                                UST, Inc. 5.750%, 3/1/18                        500           488
  12/15/16 (4)                                  360           354  Yankee Acquisition Corp.
Mediacom LLC / Mediacom Capital                                      Series B, 8.500%, 2/15/15                     400           399
  Corp. 144A 9.125%, 8/15/19 (4)                750           769    Series B, 9.750%, 2/15/17                     535           530
MGM MIRAGE 144A 11.125%, 11/15/17 (4)           225           250                                                          ---------
Mobile Mini, Inc. 6.875%, 5/1/15                350           332                                                              5,307
NCL Corp., Ltd. 144A 11.750%,                                                                                              ---------
  11/15/16 (4)                                  500           496  ENERGY--7.1%
Nebraska Book Co., Inc. 144A                                       Adaro Indonesia PT 144A 7.625%,
  10.000%, 12/1/11 (4)                          500           509    10/22/19 (4)                                  435           432
Pokagon Gaming Authority 144A                                      Antero Resources Finance Corp. 144A
  10.375%, 6/15/14 (4)                          117           122    9.375%, 12/1/17 (4)                           250           256
QVC, Inc. 144A 7.500%, 10/1/19 (4)              520           533  Buckeye Partners LP 6.050%, 1/15/18             225           233
River Rock Entertainment Authority                                 Cenovus Energy, Inc. 144A 5.700%,
  (The) 9.750%, 11/1/11                         250           237    10/15/19 (4)                                  115           120
Royal Caribbean Cruises Ltd.                                       Denbury Resources, Inc. 7.500%,
  6.875%, 12/1/13                             1,250         1,234    12/15/15                                      510           511
Scientific Games Corp. 144A 7.875%,                                Expro Finance Luxembourg SCA 144A
  6/15/16 (4)                                    55            56    8.500%, 12/15/16 (4)                          750           748
Scientific Games International, Inc.                               Gazprom International SA 144A
  Series 9.250%, 6/15/19                        170           179    7.201%, 2/1/20 (4)                            696           713
Seminole Hard Rock Entertainment,                                  Gazprom OAO (Gaz Capital SA)
  Inc./Seminole Hard Rock                                            144A 6.212%, 11/22/16(4)                      935           900
  International LLC 144A 2.754%,                                     144A 8.146%, 4/11/18(4)                       100           106
  3/15/14 (3)(4)                                 75            62    144A 6.510%, 3/7/22(4)                        315           291
Seneca Gaming Corp. Series B                                       Helix Energy Solutions Group, Inc.
  7.250%, 5/1/12                                 19            19    144A 9.500%, 1/15/16 (4)                      200           206
Starwood Hotels & Resorts                                          Hercules Offshore, Inc. 144A
  Worldwide, Inc. 7.150%, 12/1/19               275           275    10.500%, 10/15/17 (4)                         225           239
Toys R US Property Co., LLC 144A                                   Holly Corp. 144A 9.875%, 6/15/17 (4)             88            93
  8.500%, 12/1/17 (4)                           600           613  KazMunaiGaz Finance Sub BV 144A
TRW Automotive, Inc. 144A 8.875%,                                    9.125%, 7/2/18 (4)                            400           446
  12/1/17 (4)                                   140           146  Kinder Morgan Energy Partners LP
Videotron Ltee                                                       6.850%, 2/15/20                               230           256
  6.375%, 12/15/15                              180           177  Kinder Morgan Finance Co. 5.700%,
  Series 9.125%, 4/15/18                         82            91    1/5/16                                        400           386
                                                        ---------  Korea National Oil Corp. 144A
                                                           13,959    5.375%, 7/30/14 (4)                           225           238
                                                        ---------  OPTI Canada, Inc. 7.875%, 12/15/14              600           495
                                                                   Pacific Rubiales Energy Corp. 144A
CONSUMER STAPLES--2.8%                                               8.750%, 11/10/16 (4)                          230           243
Bunge Limited Finance Corp. 8.500%,                                Petro-Canada 6.050%, 5/15/18                    140           151
  6/15/19                                       250           285  Petrohawk Energy Corp. 10.500%,
Constellation Brands, Inc. 8.375%,                                   8/1/14                                        475           521
  12/15/14                                      165           177  Petroleos de Venezuela SA 5.250%,
Georgia-Pacific LLC 144A 7.125%,                                     4/12/17                                       950           525
  1/15/17 (4)                                   875           890  Petropower I Funding Trust 144A
Great Atlantic & Pacific Tea Co.                                     7.360%, 2/15/14 (4)                           506           504
  144A 11.375%, 8/1/15 (4)                      250           264  Pride International, Inc. 8.500%,
Reynolds American, Inc.                                              6/15/19                                       330           383
  7.300%, 7/15/15                               500           541  Questar Market Resources, Inc.
  7.625%, 6/1/16                                375           409    6.800%, 3/1/20                                600           627
                                                                   SEACOR Holdings, Inc. 7.375%, 10/1/19           600           608

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
ENERGY--(CONTINUED)                                                FINANCIALS--(CONTINUED)
Smith International, Inc. 9.750%,                                  Deutsche Bank Financial LLC 5.375%,
  3/15/19                              $        200     $     254    3/2/15                               $        165     $     172
Swift Energy Co. 8.875%, 1/15/20                500           515  Discover Bank 8.700%, 11/18/19                  250           268
TengizChevroil Finance Co. S.A.R.L.                                Export-Import Bank of Korea
  144A 6.124%, 11/15/14 (4)                     715           718    8.125%, 1/21/14                               180           209
Tesoro Corp. 6.500%, 6/1/17                     480           449    5.875%, 1/14/15                               275           296
Venoco, Inc. 144A 11.500%, 10/1/17                                 Fibria Overseas Finance Ltd. 144A
  (4)                                           600           633    9.250%, 10/30/19 (4)                          150           169
Weatherford International Ltd.                                     Fifth Third Bancorp
  9.625%, 3/1/19                                318           397    6.250%, 5/1/13                                200           206
Western Refining, Inc. 144A 11.250%,                                 4.500%, 6/1/18                                800           654
  6/15/17 (4)                                   600           546  First Tennessee Bank N.A.
                                                        ---------    0.413%, 2/14/11(3)                            325           312
                                                           13,743    4.625%, 5/15/13                               450           419
                                                        ---------  FMR LLC 144A 5.350%, 11/15/21 (4)               750           717
                                                                   Ford Motor Credit Co. LLC
FINANCIALS--22.6%                                                    7.875%, 6/15/10                               385           391
ABH Financial Ltd. (Alfa Markets                                     8.625%, 11/1/10                               395           407
  Ltd.) 144A 8.200%, 6/25/12 (4)                150           151    9.875%, 8/10/11                               345           361
ADCB Finance Cayman Ltd. 144A 4.750%,                                7.500%, 8/1/12                                100           101
  10/8/14 (4)                                   560           521    8.700%, 10/1/14                               125           131
Aflac, Inc. 8.500%, 5/15/19                     300           346  Genworth Financial, Inc.
Agile Property Holdings Ltd. 144A                                    5.750%, 6/15/14                               500           479
  10.000%, 11/14/16 (4)                         240           245    6.515%, 5/22/18                               700           642
Alfa Invest Ltd. 144A 9.250%,                                      Glen Meadow Pass-Through Trust 144A
  6/24/13 (4)                                   350           353    6.505%, 2/12/67 (3)(4)                        770           572
Allstate Corp. 6.125%, 5/15/37(3)               680           595  Glencore Funding LLC 144A 6.000%,
American Express Credit Corp. 5.125%,                                4/15/14 (4)                                 1,000         1,024
  8/25/14                                       135           142  GMAC, Inc.
Assurant, Inc. 5.625%, 2/15/14                  345           354    144A 7.250%, 3/2/11(4)                        633           633
Atlantic Finance Ltd. 144A 8.750%,                                   144A 6.875%, 9/15/11(4)                       253           252
  5/27/14 (4)                                   450           463    144A 6.000%, 12/15/11(4)                      633           627
BAC Capital Trust XI 6.625%, 5/23/36            525           476  Goldman Sachs Group, Inc. (The)
Banco do Brasil SA 144A 8.500%,                                      5.950%, 1/18/18                               300           317
  10/29/49 (4)                                  600           642    7.500%, 2/15/19                               365           426
Bank of America Corp.                                              HBOs plc 144A 6.750%, 5/21/18 (4)               115           107
  5.420%, 3/15/17                               700           692  Health Care REIT, Inc. 5.875%,
  Series K, 8.000%, 12/29/49(3)                 375           362    5/15/15                                     1,000           980
Barclays Bank plc 6.750%, 5/22/19               330           369  Hertz Corp. (The)
BBVA International Preferred SA                                      8.875%, 1/1/14                                350           360
  Unipersonal 5.919%, 12/31/49(3)               375           302    10.500%, 1/1/16                               100           107
Bear Stearns Cos., Inc. LLC (The)                                  Host Hotels & Resorts LP 144A
  7.250%, 2/1/18                                700           805    9.000%, 5/15/17 (4)                           125           136
BlackRock, Inc. Series 2, 5.000%,                                  Hyundai Capital Services, Inc. 144A
  12/10/19                                      450           443    6.000%, 5/5/15 (4)                            325           340
Blackstone Holdings Finance Co. LLC                                ICICI Bank Ltd. 144A 6.375%,
  144A 6.625%, 8/15/19 (4)                      385           377    4/30/22 (3)(4)                                375           338
Brandywine Operating Partnership LP                                International Lease Finance Corp.
  7.500%, 5/15/15                               500           509    5.300%, 5/1/12                                625           531
Capitial One Capital VI 8.875%,
  5/15/40                                       500           536
Cemex Finance LLC 144A 9.500%,
  12/14/16 (4)                                  245           258
Chubb Corp. 6.375%, 3/29/49(3)                  680           639
Citigroup, Inc.
  5.000%, 9/15/14                               365           352
  4.875%, 5/7/15                              1,100         1,038

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
FINANCIALS--(CONTINUED)
Jefferies Group, Inc. 8.500%, 7/15/19  $        500     $     547  FINANCIALS--(CONTINUED)
JPMorgan Chase & Co.
  6.300%, 4/23/19                               525           579  Royal Bank of Scotland Group plc
  Series 1, 7.900%, 12/31/49(3)                 247           256    6.400%, 10/21/19                     $        370     $     369
JPMorgan Chase Capital XXVII                                       Russian Agricultural Bank OJSC
  7.000%, 11/1/39                               500           506    (RSHB Capital SA)
Kazkommerts International BV RegS                                    144A 9.000%, 6/11/14(4)                       100           114
  8.500%, 4/16/13(5)                            500           450    144A 6.299%, 5/15/17(4)                       380           385
  8.000%, 11/3/15(5)                            250           212  SLM Corp.
KeyBank NA                                                           5.450%, 4/25/11                               300           299
  5.800%, 7/1/14                                250           244    8.450%, 6/15/18                             1,050         1,038
  4.950%, 9/15/15                               500           466  Sovereign Bank 8.750%, 5/30/18                  400           466
Kimco Realty Corp. 6.875%, 10/1/19              550           560  TNK-BP Finance SA 144A 7.500%,
Kookmin Bank 144A 7.250%, 5/14/14 (4)           300           337    3/13/13 (4)                                   325           342
Korea Development Bank 5.300%,                                     Universal City Development Partners
  1/17/13                                       187           197    Ltd.
Lincoln National Corp.                                               144A 8.875%, 11/15/15(4)                       60            59
  8.750%, 7/1/19                                300           343    144A 10.875%, 11/15/16(4)                     200           201
  6.050%, 4/20/67(3)                            300           235  Unum Group 7.125%, 9/30/16                      450           467
Lukoil International Finance BV 144A                               UOB Cayman Ltd. 144A 5.796%,
  7.250%, 11/5/19 (4)                           525           529    12/29/49 (3)(4)                               500           455
Macquarie Group Ltd. 144A 7.625%,                                  Wachovia Bank NA 5.000%, 8/15/15                250           256
  8/13/19 (4)                                   500           558  WEA Finance LLC / WT Finance
MetLife, Inc. 6.750%, 6/1/16                     72            81    Australia 144A 6.750%, 9/2/19 (4)           1,000         1,076
Metropolitan Life Global Funding I                                 Willis North America, Inc. 7.000%,
  144A 5.125%, 6/10/14 (4)                      100           106    9/29/19                                       500           510
Morgan Stanley                                                     Woori Bank 144A 6.125%, 5/3/16 (3)(4)         1,000           996
  6.000%, 5/13/14                               165           178  XL Capital Ltd. 5.250%, 9/15/14                 350           343
  4.200%, 11/20/14                              280           281  Zions Bancorp 7.750%, 9/23/14                   225           199
  144A 10.090%, 5/3/17(4)                     1,000BRL        531                                                          ---------
OJSC AK Transneft                                                                                                             43,708
  (TransCapitalInvest Ltd.) 144A                                                                                           ---------
  5.670%, 3/5/14 (4)                            390           393
Petroplus Finance Ltd. 144A 6.750%,                                HEALTH CARE--1.0%
  5/1/14 (4)                                    375           354  Psychiatric Solutions, Inc. Series
Pinnacle Foods Finance LLC /                                         1, 7.750%, 7/15/15                            375           365
  Pinnacle Foods Finance Corp. 144A                                Quest Diagnostics, Inc. 6.400%,
  9.250%, 4/1/15 (4)                            175           178    7/1/17                                        450           495
PNC Financial Services Group, Inc.                                 Select Medical Corp. 7.625%, 2/1/15             425           414
  8.250%, 5/29/49(3)                            350           357  U.S. Oncology, Inc. 9.125%, 8/15/17             300           316
PNC Funding Corp. 5.625%, 2/1/17                300           298  Valeant Pharmaceuticals International
Principal Financial Group, Inc.                                      144A 8.375%, 6/15/16 (4)                       35            36
  8.875%, 5/15/19                               850           982  Viant Holdings, Inc. 144A 10.125%,
ProLogis                                                             7/15/17 (4)                                   295           295
  7.625%, 8/15/14                               500           523                                                          ---------
  6.625%, 5/15/18                               185           176                                                              1,921
Prudential Financial, Inc. 8.875%,                                                                                         ---------
  6/15/38(3)                                    450           481
Realty Income Corp. 6.750%, 8/15/19             425           417  INDUSTRIALS--4.0%
Regions Financial Corp. 7.750%,                                    American Airlines, Inc. 01-1,
  11/10/14                                      475           469    6.977%, 5/23/21                               714           575
Resona Bank Ltd. 144A 5.850%,                                      Continental Airlines, Inc. 98-1A,
  9/29/49 (3)(4)                                750           655    6.648%, 9/15/17                               373           360
                                                                   Delta Air Lines, Inc. 00-A1,
                                                                     7.379%, 5/18/10                               105           105
                                                                   DRS Technologies, Inc. 6.625%,
                                                                     2/1/16                                        500           480
                                                                   Esco Corp. 144A 8.625%, 12/15/13 (4)            600           600
                                                                   General Cable Corp. 7.125%, 4/1/17              500           494

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
INDUSTRIALS--(CONTINUED)                                           MATERIALS--(CONTINUED)
General Maritime Corp. 144A                                        Ball Corp. 7.125%, 9/1/16              $      1,000     $   1,030
  12.000%, 11/15/17 (4)                $        470     $     492  Bemis Co., Inc. 6.800%, 8/1/19                  120           132
Global Aviation Holdings Ltd. 144A                                 Building Materials Corp. of America
  14.000%, 8/15/13 (4)                          800           799    7.750%, 8/1/14                                390           388
Hutchison Whampoa International Ltd.                               Catalyst Paper Corp. 7.375%, 3/1/14             750           461
  144A 5.750%, 9/11/19 (4)                      460           468  Celulosa Arauco 7.250%, 7/29/19                 350           382
MISC Capital LtdMISC Capital Ltd                                   Commercial Metals Co. 7.350%, 8/15/18           730           780
  MISC Capital Ltd. 144A 6.125%,                                   CRH America, Inc. 8.125%, 7/15/18               650           759
  7/1/14 (4)                                    750           812  Domtar Corp.
Moog, Inc. 7.250%, 6/15/18                      100            97    5.375%, 12/1/13                               388           376
Noble Group Ltd. 144A 6.750%,                                        7.125%, 8/15/15                               322           325
  1/29/20 (4)                                   880           906  Dow Chemical Co. (The) 8.550%,
Owens Corning, Inc. 6.500%, 12/1/16             595           610    5/15/19                                       800           956
Smiths Group plc 144A 7.200%,                                      Edgen Murray Corp. 144A 12.250%,
  5/15/19 (4)                                   150           168    1/15/15 (4)                                   650           642
United Airlines, Inc. 00-2A, 7.032%,                               Georgia Gulf Corp. 144A 9.000%,
  10/1/10                                        61            61    1/15/17 (4)                                   275           279
United Rentals North America, Inc.                                 Gerdau Holdings, Inc. 144A 7.000%,
  6.500%, 2/15/12                               440           441    1/20/20 (4)                                   250           258
  10.875%, 6/15/16                              198           216  Ineos Group Holdings plc 144A
USG Corp. 144A 9.750%, 8/1/14 (4)               100           107    8.500%, 2/15/16 (4)                         1,050           711
                                                        ---------  International Paper Co. 9.375%,
                                                            7,791    5/15/19                                       508           625
                                                        ---------  JonhsonDiversey, Inc. 144A 8.250%,
                                                                     11/15/19 (4)                                   50            51
INFORMATION TECHNOLOGY--1.9%                                       Nalco Co. 8.875%, 11/15/13                      180           186
Agilent Technologies, Inc. 5.500%,                                 Nova Chemicals Corp. 3.649%,
  9/14/15                                       205           215    11/15/13(3)                                 1,000           920
Broadridge Financial Solutions, Inc.                               Plastipak Holdings, Inc. 144A 8.500%,
  6.125%, 6/1/17                                525           512    12/15/15 (4)                                  500           516
Corning, Inc. 6.625%, 5/15/19                    77            84  Steel Dynamics, Inc. 7.375%, 11/1/12            225           233
Crown Castle Holdings GS V                                         Vale Overseas Ltd. 5.625%, 9/15/19              550           558
  LLC/Crown Castle GS III Corp.                                    Vedanta Resources plc 144A 9.500%,
  144A 7.750%, 5/1/17 (4)                       400           426    7/18/18 (4)                                   375           383
Jabil Circuit, Inc. 8.250%, 3/15/18             600           645  Verso Paper Holdings LLC / Verso
National Semiconductor Corp.                                         Paper, Inc.
  6.600%, 6/15/17                               400           411    144A 11.500%, 7/1/14(4)                       300           332
Seagate Technology HDD Holdings, Inc.                                Series B, 11.375%, 8/1/16                     750           608
  6.375%, 10/1/11                               280           286                                                          ---------
SunGard Data Systems, Inc. 9.125%,                                                                                            13,190
  8/15/13                                       574           591                                                          ---------
Xerox Corp.
  8.250%, 5/15/14                                56            64  TELECOMMUNICATION SERVICES--2.5%
  6.750%, 2/1/17                                350           376  Axtel SAB de C.V. 144A 9.000%,
                                                        ---------    9/22/19 (4)                                   200           206
                                                            3,610  Cincinnati Bell, Inc. 8.250%,
                                                        ---------    10/15/17                                      180           184
                                                                   Clearwire Communications
MATERIALS--6.8%                                                      LLC/Clearwire Finance, Inc. 144A
Allegheny Technologies, Inc. 9.375%,                                 12.000%, 12/1/15 (4)                          200           204
  6/1/19                                        590           680  Frontier Communications Corp.
Anglo American Capital plc 144A                                      8.125%, 10/1/18                               275           280
  9.375%, 4/8/19 (4)                            120           153  Nextel Communications, Inc.
ArcelorMittal                                                        Series E 6.875%, 10/31/13                     175           171
  9.000%, 2/15/15                               150           177    Series D 7.375%, 8/1/15                       650           635
  6.125%, 6/1/18                                280           289  OJSC Vimpel Communications (UBS
                                                                     Luxembourg SA) 144A 8.375%,
                                                                     10/22/11 (4)                                  500           532
                                                                   Qwest Corp.
                                                                     8.375%, 5/1/16                                200           216
                                                                     6.500%, 6/1/17                                215           212

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
TELECOMMUNICATION SERVICES--                                       LOAN AGREEMENTS(3)--11.5%
  (CONTINUED)
Telecom Italia Capital SA                                          CONSUMER DISCRETIONARY--4.3%
  6.999%, 6/4/18                       $        350     $     386  AMF Bowling Worldwide, Inc. Tranche
  7.175%, 6/18/19                               500           558    B, 2.742%, 5/7/13                    $        487     $     419
Virgin Media Finance plc Series 1,                                 Cengage Learning Acquisitions, Inc.
  9.500%, 8/15/16                               410           442    Tranche 2.745%, 7/3/14                        794           715
Wind Acquisition Finance SA 144A                                   Ceridian Corp. Tranche 3.265%,
  11.750%, 7/15/17 (4)                          350           384    11/8/14                                       945           857
Windstream Corp.                                                   Charter Communications Operating LLC
  144A 7.875%, 11/1/17(4)                       230           228    Tranche B, 6.250%, 3/6/14                     729           685
  7.000%, 3/15/19                               250           235  Ford Motor Co. Tranche B-1, 3.350%,
                                                        ---------    12/15/13                                      364           338
                                                            4,873  Getty Images, Inc. Tranche B, 6.250%,
                                                        ---------    7/2/15                                        448           450
                                                                   Harrah's Operating Co., Inc.
UTILITIES--1.9%                                                      Tranche B-2, 3.282%, 1/28/15                  346           282
Allegheny Energy Supply Co. LLC                                    Intelsat Jackson Holding Ltd.
  144A 8.250%, 4/15/12 (4)                      145           159    Tranche 3.246%, 2/1/14                        575           522
AmeriGas Partners LP 7.250%, 5/20/15            500           502  Isle of Capri Casinos, Inc.
Centrais Eletricas Brasileiras SA                                    Tranche B-DD, 2.035%, 11/25/13                 75            70
  144A 6.875%, 7/30/19 (4)                      100           109    Tranche A-DD, 2.348%, 11/25/13                 66            62
Israel Electric Corp. Ltd. 144A                                      Tranche 2.348%, 11/25/13                      186           176
  7.250%, 1/15/19 (4)                           200           217  Landry's Restaurant, Inc. Tranche
Korea Electric Power Corp. 144A                                      9.500%, 11/30/13                              189           191
  5.500%, 7/21/14 (4)                           380           405  Mark IV Industries
Majapahit Holding BV                                                 Tranche 10.500%, 5/13/14(8)                   133           121
  144A 7.250%, 6/28/17(4)                       725           745    Tranche 12.500%, 11/13/14(8)                   19            17
  144A 7.750%, 1/20/20(4)                       200           211  Mediacom Illinois LLC Tranche D,
Midwest Generation LLC Series B                                      5.500%, 3/31/17                               284           286
  8.560%, 1/2/16                                121           122  Neiman-Marcus Group, Inc. (The)
Northeast Utilities 5.650%, 6/1/13              270           280    Tranche 2.283%, 4/6/13                      1,193         1,081
Sempra Energy 6.000%, 10/15/39                  500           495  Nielsen Finance LLC/ Nielsen
Texas Competitive Electric Holdings                                  Finance Co.
  Co. LLC Series A 10.250%, 11/1/15             200           163    Tranche 2.256%, 8/9/13                        354           333
TransAlta Corp. 4.750%, 1/15/15                 280           282    Tranche B, 4.006%, 5/1/16                     207           196
                                                        ---------  PTI Group, Inc. Tranche 9.250%,
                                                            3,690    2/18/13                                       160           137
------------------------------------------------------  ---------  Totes Isotoner Corp. Tranche
TOTAL CORPORATE BONDS                                                6.322%, 1/16/14                               500           247
(IDENTIFIED COST $107,268)                                111,792  Univision Communications, Inc.
------------------------------------------------------  ---------    Tranche B, 2.533%, 9/29/14                  1,085           945
CONVERTIBLE BONDS--0.1%                                            VWR Funding, Inc. Tranche 2.745%,
                                                                     6/29/14                                       313           283
MATERIALS--0.1%                                                                                                            ---------
Vale Capital Ltd. Series RIO Cv.                                                                                               8,413
  0.069%, 0/0/04                                              216                                                          ---------
------------------------------------------------------  ---------
TOTAL CONVERTIBLE BONDS                                            CONSUMER STAPLES--0.1%
(IDENTIFIED COST $200)                                        216  Reynolds Group Holdings Ltd.
------------------------------------------------------  ---------    Tranche 6.250%, 11/5/15                       200           201
                                                                                                                           ---------

                                                                   ENERGY--0.4%
                                                                   ATP Oil & Gas Corp.

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
ENERGY--(CONTINUED)                                                INFORMATION TECHNOLOGY--2.3%
  Tranche B-2, 11.750%, 1/15/11        $         84     $      81
  Tranche B-1, 8.500%, 7/15/14                  539           526  Allen Systems Group, Inc.
Western Refining, Inc. Tranche                                       Tranche 8.500%, 10/20/13             $        540     $     541
  8.250%, 5/30/14                               139           133    Tranche 11.000%, 4/20/14                      251           244
                                                        ---------  Avaya, Inc. Tranche B-1, 3.137%,
                                                              740    10/26/14                                      746           648
                                                        ---------  Dresser, Inc. PIK Loan 6.013%, 5/4/15           834           776
                                                                   First Data Corp.
FINANCIALS--0.2%                                                     Tranche B-1, 3.014%, 9/24/14                  393           350
Hertz Corp.                                                          Tranche B-3, 3.026%, 9/24/14                  628           558
  Tranche B, 2.013%, 12/21/12                   232           223  Freescale Semiconductor, Inc.
  Letter of Credit 2.042%, 12/21/12              50            48    Tranche 2.000%, 12/1/13                       492           432
Universal City Tranche 0.000%,                                     Reynolds & Reynolds Co. (The)
  11/6/14                                        75            75    Tranche 2.285%, 10/24/12                      716           666
                                                        ---------  Skype Technologies SA Tranche
                                                              346    9.000%, 11/19/14                              230           237
                                                        ---------                                                          ---------
                                                                                                                               4,452
HEALTH CARE--0.4%                                                                                                          ---------
Health Management Associates, Inc.
  Tranche B, 2.033%, 2/28/14                    182           171  MATERIALS--1.1%
Psychiatric Solutions, Inc. Tranche                                Anchor Glass Container Corp.
  B, 2.014%, 7/1/12                             173           165    Tranche B, 6.750%, 6/20/14                    307           308
RehabCare Group, Inc. Tranche B,                                   Ashland, Inc. Tranche B, 7.650%,
  0.000%, 11/24/15                              215           213    5/13/14                                       225           229
Select Medical Corp. Tranche B-1,                                  Berry Plastics Group, Inc. Tranche C,
  4.874%, 8/22/14                               208           202    2.300%, 4/3/15                                759           665
                                                        ---------  Building Materials Corp. of America
                                                              751    Tranche B, 6.063%, 9/15/14                    360           328
                                                        ---------  Gentek Holding LLC Tranche 7.000%,
                                                                     10/29/14                                      150           152
INDUSTRIALS--1.9%                                                  Nalco Co. Tranche B, 6.500%, 5/13/16            119           121
Harland Clarke Holdings Corp.                                      Solutia, Inc. Tranche 7.250%, 2/28/14           296           301
  Tranche B, 2.757%, 6/30/14                    994           829                                                          ---------
Hawker Beechcraft, Inc.                                                                                                        2,104
  Letter of Credit, 0.000%, 3/26/14              34            25                                                          ---------
  Tranche B, 2.258%, 3/26/14                    565           427
Language Line Holdings LLC Tranche                                 TELECOMMUNICATION SERVICES--0.4%
  5.750%, 11/4/15                               300           300  Level 3 Communications, Inc.
Protection One Alarm Monitoring, Inc.                                Tranche A, 2.593%, 3/13/14                    525           478
  Tranche B-2, 0.000%, 3/31/14                  110           109    Tranche B, 11.500%, 3/13/14                   130           139
Reynolds & Reynolds Co. (The)                                      Sinclair Telecommunication Tranche
  Tranche 0.000%, 10/24/13                      280           242    0.000%, 10/29/15                              200           201
ServiceMaster Co. (The)                                                                                                    ---------
  Tranche DD, 2.750%, 7/24/14                    99            89                                                                818
  Tranche B, 2.795%, 7/24/14                    990           898                                                          ---------
Trans Network Services Tranche
  0.000%, 11/18/15                              470           471  UTILITIES--0.4%
Zuffa LLC Tranche 7.500%, 6/19/15               212           211  NRG Energy, Inc.
                                                        ---------    Tranche B, 2.013%, 2/1/13                      38            36
                                                            3,601    Letter of Credit 2.033%, 2/1/13               437           417
                                                        ---------  Texas Competitive Electric Holdings
                                                                     Co. LLC
                                                                     Tranche B-2, 3.763%, 10/10/14                 259           211

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE
                                       ---------------  ---------
UTILITIES--(CONTINUED)

  Tranche B-3, 3.763%, 10/10/14        $        138     $     112
                                                        ---------
                                                              776
------------------------------------------------------  ---------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $21,572)                                  22,202
------------------------------------------------------  ---------

                                            SHARES        VALUE
                                       ---------------  ---------
PREFERRED STOCK--0.1%

FINANCIALS--0.1%
FNMA  Pfd. 8.250%                            38,000            42
GMAC, Inc. (Pfd.) Series G 144A
  7.00%(4)                                      321           212
------------------------------------------------------  ---------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $757)                                        254
------------------------------------------------------  ---------
COMMON STOCKS--0.1%

CONSUMER DISCRETIONARY--0.1%
Mark IV Industries(8)                           117             1
Mark IV Industries(8)                         6,003           123
                                                        ---------
                                                              124
                                                        ---------
TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Classs
  A(2)(6)(8)                                137,550             0
------------------------------------------------------  ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $718)                                        124
------------------------------------------------------  ---------
SHORT-TERM INVESTMENTS--1.3%
MONEY MARKET MUTUAL FUNDS--1.3%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.118%)      2,570,533         2,571
------------------------------------------------------  ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,571)                                    2,571
------------------------------------------------------  ---------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $185,000)                                191,941
------------------------------------------------------  ---------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $185,000)                                191,941(1)

Other Assets and Liabilities--0.7%                          1,346
                                                        ---------
NET ASSETS--100.0%                                      $ 193,287
                                                        =========

ABBREVIATIONS:
FNMA   Federal National Mortgage Association ("Fannie Mae").
PIK    Payment-in-Kind Security
REIT   Real Estate Investment Trust

FOREIGN CURRENCIES:
AUD    Australian Dollar
BRL    Brazil Real
CAD    Canadian Dollar
COP    Colombian Peso
IDR    Indonesian Rupiah
KRW    Korean Won
NOK    Norwegian Krone
NZD    New Zealand Dollar
PLZ    Polish Zloty
SEK    Swedish Krona
TRY    Turkish Lira
ZAR    South Africa Rand

                      See Notes to Schedules of Investments

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
----------------------------------------------------  -------
United States (includes short-term investments)           69%
Canada                                                     3
Australia                                                  2
Brazil                                                     2
Russia                                                     2
South Korea                                                2
United Kingdom                                             2
Other                                                     18
----------------------------------------------------  -------
Total                                                    100%
----------------------------------------------------  -------

+    % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2       LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       DECEMBER 31,     QUOTED       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                  2009         PRICES         INPUTS        INPUTS
-------------------------------------  -------------------------------------------------------
Debt Securities:
  U.S. Government Securities           $      1,246            --  $       1,246  $         --
  Municipal Bonds                               572            --            572            --
  Foreign Government Securities              28,114            --         28,114            --
  Mortgage-Backed Securities                 21,075            --         21,075            --
  Asset-Backed Securities                     3,775  $         --          3,775            --
  Corporate Debt                            134,210            --        134,210            --
Equity Securities:
  Common Stocks                                 124            --             --           124
  Preferred Stock                               254           254             --            --
  Short-Term Investments                      2,571         2,571             --            --
Total Investments                      $    191,941  $      2,825  $     188,992  $        124

                      See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                                 Mortgage-    Asset-
                                                  Backed      Backed      Corporate    Common
INVESTMENTS IN SECURITIES            TOTAL      Securities  Securities       Debt      Stocks
----------------------------------  -------     ----------  ----------    ---------    ------
BALANCE AS OF SEPTEMBER 30, 2009:   $ 1,598       $   890   $       54    $     654    $    0(4)
Accrued Discount/(Premium)                1            --           --(2)         1        --
Realized Gain (Loss)                     --(2)         --           --(2)        --(2)     --
Change in Unrealized Appreciation
  (Depreciation)                         28            40            2          (14)       --
Net Purchases/(Sales) (3)               (30)           --          (30)          --(2)     --
Transfers In and/or Out of
  Level 3 (1)                        (1,473)         (930)         (26)        (641)      124
                                    -------       -------   ----------    ---------    ------
BALANCE AS OF DECEMBER 31, 2009     $   124       $    --   $       --    $      --    $  124
                                    =======       =======   ==========    =========    ======

(1) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

(3)  Includes paydowns on securities.

(4)  Level 3 Common Stock valued at zero at the beginning of the period.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
U.S. GOVERNMENT SECURITIES--1.1%                                   Republic of Colombia 12.000%,
                                                                     10/22/15                             $ 21,685,000COP  $  13,062
U.S. Treasury Note                                                 Republic of Indonesia
  2.875%, 6/30/10                      $      1,000     $   1,013    Series FR-23, 11.000%, 12/15/12        80,600,000IDR      9,170
  1.750%, 8/15/12                            23,150        23,300    Series FR-30, 10.750%, 5/15/16         40,550,000IDR      4,649
------------------------------------------------------  ---------  Republic of Korea Series 1112,
TOTAL U.S. GOVERNMENT SECURITIES                                     4.750%, 12/10/11                        9,050,000KRW      7,827
(IDENTIFIED COST $24,256)                                  24,313  Republic of Lithuania 144A 6.750%,
------------------------------------------------------  ---------    1/15/15 (4)                                 4,000         4,072
MUNICIPAL BONDS--0.2%                                              Republic of Poland
                                                                     Series 0414, 5.750%, 4/25/14               23,825PLZ      8,330
CONNECTICUT--0.1%                                                    6.375%, 7/15/19                             2,075         2,257
Mashantucket Western Pequot Tribe                                  Republic of South Africa
  Taxable Series A, 144A ( NATL- RE                                  Series R-201 8.750%, 12/21/14             111,065ZAR     15,207
  Insured) 6.910%, 9/1/12 (4)                 2,515         1,804    6.875%, 5/27/19                               660           741
                                                        ---------  Republic of Turkey 0.000%, 2/2/11            22,335TRY     13,700
                                                                   Russian Federation
SOUTH DAKOTA--0.0%                                                   RegS 8.250%, 3/31/10(5)                       135           137
Educational Enhancement Funding                                      RegS 7.500%, 3/31/30(3)(5)                  1,880         2,122
  Corp. Taxable Series 02-A,                                       ------------------------------------------------------  ---------
  6.720%, 6/1/25                                112            98  TOTAL FOREIGN GOVERNMENT SECURITIES
                                                        ---------  (IDENTIFIED COST $269,761)                                290,324
                                                                   ------------------------------------------------------  ---------
VIRGINIA--0.1%                                                     MORTGAGE-BACKED SECURITIES--24.2%
Tobacco Settlement Financing Corp.
  Taxable Series 07-A1, 6.706%,                                    AGENCY--4.3%
  6/1/46                                      4,850         3,499  FHLMC 6.000%, 8/1/34                          1,495         1,596
------------------------------------------------------  ---------  FNMA
TOTAL MUNICIPAL BONDS                                                5.500%, 1/1/17                                525           558
(IDENTIFIED COST $7,133)                                    5,401    6.000%, 5/1/17                                151           162
------------------------------------------------------  ---------    5.500%, 8/1/17                                109           116
                                                                     4.500%, 4/1/18                              1,123         1,170
FOREIGN GOVERNMENT SECURITIES--12.9%                                 5.000%, 10/1/19                             2,021         2,127
Bolivarian Republic of Venezuela                                     5.500%, 2/1/20                                773           823
  10.750%, 9/19/13                            4,920         4,354    5.500%, 3/1/20                                819           872
  8.500%, 10/8/14                             4,465         3,539    5.500%, 3/1/20                                286           304
  RegS 5.750%, 2/26/16(5)                     4,260         2,790    5.500%, 3/1/20                                839           894
  RegS 7.000%, 12/1/18(5)                     3,230         2,059    5.500%, 3/1/20                              1,762         1,877
Commonwealth of Australia Series                                     5.500%, 4/1/20                              1,306         1,390
  121, 5.250%, 8/15/10                       47,356AUD     42,797    5.000%, 6/1/20                              3,413         3,587
Commonwealth of Canada 2.750%,                                       6.000%, 12/1/32                               233           249
  12/1/10                                    43,257CND     42,143    5.500%, 2/1/33                                528           556
Commonwealth of New Zealand Series                                   5.500%, 5/1/34                              2,325         2,443
  1111, 6.000%, 11/15/11                     45,449NZD     33,992    6.000%, 8/1/34                              1,236         1,320
Federative Republic of Brazil                                        6.000%, 8/1/34                              1,572         1,679
  12.500%, 1/5/16                            30,264BRL     19,654    6.000%, 10/1/34                             1,146         1,223
  12.500%, 1/5/22                             8,000BRL      5,158    6.000%, 10/1/34                             1,884         2,010
Kingdom of Norway                                                    5.500%, 11/1/34                             2,762         2,903
  6.000%, 5/16/11                           130,100NOK     23,542    5.500%, 11/1/34                             1,882         1,978
  5.000%, 5/15/15                            13,515NOK      2,475
Kingdom of Sweden Series 1045,
  5.250%, 3/15/11                            28,200SEK      4,167
Republic of Argentina
  PIK Interest Capitalization
  8.280%, 12/31/33                           25,606        19,269
  Series GDP 3.169%, 12/15/35(3)             44,890         3,111



                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
AGENCY--(CONTINUED)                                                NON-AGENCY--(CONTINUED)
  6.000%, 11/1/34                      $      2,211     $   2,359    05-CD1, A4 5.224%, 7/15/44(3)        $      5,000     $   4,991
  5.500%, 12/1/34                             1,249         1,313    05-CD1, AM 5.224%, 7/15/44(3)               6,410         5,399
  5.500%, 1/1/35                              2,834         2,979    07-CD4, A4 5.322%, 12/11/49                 6,465         5,610
  6.000%, 1/1/37                              3,118         3,312  Countrywide Home Loan Mortgage
  6.000%, 1/1/37                              1,882         1,999    Pass-Through Trust
  5.500%, 7/1/37                                 19            20    02-34, B2 5.750%, 1/25/33(6)                1,292         1,000
  6.000%, 7/1/37                                939           996    02-36, B2 6.000%, 1/25/33(6)                1,319         1,037
  6.000%, 12/1/37                             4,699         4,984    04-9, A6 5.250%, 6/25/34                    7,037         6,709
  5.500%, 3/1/38                              5,221         5,472  Credit Suisse First Boston Mortgage
  6.000%, 4/1/38                              3,190         3,384    Securities Corp.
  5.000%, 5/1/38                              4,347         4,465    02-CKS4, B 5.333%, 11/15/36                 5,000         4,948
  5.500%, 6/1/38                              2,011         2,108    04-C5, A3 4.499%, 11/15/37                  1,270         1,229
  5.500%, 9/1/38                              2,897         3,035  Credit Suisse Mortgage Capital
  5.000%, 11/1/38                             5,838         5,998    Certificates 06-C1, A3 5.548%,
  5.500%, 12/1/38                             4,077         4,272    2/15/39 (3)                                 4,327         4,362
  4.500%, 7/1/39                             11,896        11,886  Credit-Based Asset Servicing &
  4.500%, 8/1/39                              3,943         3,940    Securitization LLC 05-CB6, A3
  4.500%, 8/1/39                              1,980         1,978    5.120%, 7/25/35 (3)                         2,353         1,966
GNMA                                                               Crown Castle Towers LLC
  6.500%, 7/15/31                                41            44    05-1A, AFX 144A 4.643%, 6/15/35(4)          8,000         8,080
  6.500%, 8/15/31                               108           117    05-1A, B 144A 4.878%, 6/15/35(4)            6,510         6,575
  6.500%, 11/15/31                               82            88    06-1A, C 144A 5.470%, 11/15/36(4)           5,000         5,112
  6.500%, 2/15/32                                27            29  Dunkin Securitization 06-1, A2,
  6.500%, 4/15/32                               123           133    144A 5.779%, 6/20/31 (4)                    5,000         4,821
  6.500%, 4/15/32                               120           129  FFCA Secured Lending Corp. 99-2,
                                                        ---------    WA1C, 144A 7.850%, 5/18/26 (4)              7,667         5,794
                                                           94,877  First Plus Home Loan Trust 97-3, M2
                                                        ---------    7.520%, 11/10/23 (12)                          25            22
                                                                   GE Capital Commercial Mortgage Corp.
NON-AGENCY--19.9%                                                    03-C1, C 4.975%, 1/10/38(3)                 4,332         4,208
American Tower Trust 07-1A, C 144A                                   04-C3, A4 5.189%, 7/10/39(3)               13,500        13,472
  5.615%, 4/15/37 (4)                         3,685         3,759  GMAC Commercial Mortgage
Banc of America Commercial                                           Securities, Inc.
  Mortgage, Inc. 05-6, AM 5.179%,                                    04-C2, A3 5.134%, 8/10/38                   1,200         1,196
  9/10/47 (3)                                 1,600         1,365    04-C2, A4 5.301%, 8/10/38(3)                5,900         5,861
Banc of America Funding Corp. 05-8,                                  04-C3, A4 4.547%, 12/10/41                  4,820         4,822
  1A1 5.500%, 1/25/36                         4,360         3,997  Greenwich Capital Commercial
Bear Stearns Commercial Mortgage                                     Funding Corp. 04-GG1, A7 5.317%,
  Securities                                                         6/10/36 (3)                                 7,950         8,069
  06-PW12, A4 5.719%, 9/11/38(3)              7,450         7,565  GS Mortgage Securities Corp. II
  06-PW14, A4 5.201%, 12/11/38                7,400         7,111    07-EOP, G 144A 0.755%,
  05-PW10, A4 5.405%, 12/11/40(3)            11,300        11,074    3/6/20(3)(4)                                5,840         4,901
  07-PW18, A4 5.700%, 6/11/50                 6,500         5,672    07-EOP, H  144A 0.885%,
Chase Mortgage Finance Corp. 05-S1,                                  3/6/20(3)(4)                                1,850         1,536
  A10 5.500%, 5/25/35                        11,207        10,922    04-GG2, A4 4.964%, 8/10/38                  6,900         6,981
Citigroup-Deutsche Bank Commercial                                   07-GG10, A4 5.805%, 8/10/45(3)             10,550         9,059
  Mortgage Trust                                                   GSR Mortgage Loan Trust
                                                                     05-5F, 2A2 5.500%, 6/25/35                  8,830         8,765
                                                                     05-AR6, 3A1 4.558%, 9/25/35(3)              8,325         7,123

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
NON-AGENCY--(CONTINUED)                                            NON-AGENCY--(CONTINUED)
IndyMac Index Mortgage Loan Trust                                  Residential Funding Mortgage
  07-AR2, B1 5.770%, 6/25/37 (3)       $      4,732     $     156    Securities I, Inc. 06-S4, A2
JP Morgan Chase Commercial Mortgage                                  6.000%, 4/25/36                      $      5,222     $   4,513
  Securities Trust 09-IWST, A1                                     Salomon Brothers Mortgage
  4.314%, 12/15/19                            9,915         9,759    Securities VII, Inc.
JPMorgan Chase Commercial Mortgage                                   01-C1, C 6.729%, 12/18/35(3)                2,189         2,200
  Securities Corp.                                                   01-C1, D 6.831%, 12/18/35(3)                2,290         2,236
  05-LDP5, AM 5.221%, 12/15/44(3)             2,822         2,371  SBA Commercial Mortgage Backed
  06-LDP7, A4 5.875%, 4/15/45(3)              9,997         9,634    Securities Trust
  06-LDP9, A3 5.336%, 5/15/47                 7,450         6,461    06-1A, A 144A 5.314%, 11/15/36(4)           7,450         7,618
  07-LD12, A4 5.882%, 2/15/51(3)              8,029         6,953    06-1A, B 144A 5.451%, 11/15/36(4)           2,875         2,933
JPMorgan Mortgage Trust 06-A1, B1                                  Timberstar Trust 06-1A, A 144A
  5.278%, 2/25/36                             7,640           698    5.668%, 10/15/36 (4)                        2,240         2,128
Lehman Brothers - UBS Commercial                                   Wachovia Bank Commercial Mortgage
  Mortgage Trust                                                     Trust
  01-C2, C 6.975%, 9/15/34                    6,500         6,549    04-C12, A2 5.001%, 7/15/41                  9,746         9,875
  06-C3, AM 5.712%, 3/15/39(3)                  945           756    04-C12, A4 5.237%, 7/15/41(3)              10,145        10,064
  06-C6, A4 5.372%, 9/15/39                  11,830        11,277    07-C30, A5 5.342%, 12/15/43                 6,935         5,369
  07-C2, A2 5.303%, 2/15/40                   4,527         4,632    05-C22, AM 5.315%, 12/15/44(3)                720           607
  07-C2, A3 5.430%, 2/15/40                   6,830         5,900    07-C33, A4 5.902%, 2/15/51(3)               8,940         7,342
  05-C3, AM 4.794%, 7/15/40                   7,460         6,294  Wachovia Mortgage Loan Trust LLC
  07-C6, A2 5.845%, 7/15/40                  11,125        11,265    06-A, B1 5.279%, 5/20/36                    3,419           292
  07-C7, A3 5.866%, 9/15/45(3)                8,800         7,724  Washington Mutual Mortgage Pass
Merrill Lynch Mortgage Investors,                                    Through Certificates
  Inc. 06-3, 2A1 6.064%, 10/25/36                                    06-AR16, 1A1 5.563%, 12/25/36(3)            5,559         3,947
  (3)                                         3,756         3,219    00-1, M3 2.481%, 1/25/40(3)                    85            30
Merrill Lynch Mortgage Trust                                       Wells Fargo Mortgage Backed
  06-C1, AM 5.656%, 5/12/39(3)                7,205         5,699    Securities Trust
  04-KEY2, A3 4.615%, 8/12/39                12,250        12,037    04-R, 2A1 3.003%, 9/25/34(3)                3,198         3,030
Merrill Lynch-Countrywide                                            04-EE, 2A3 3.108%, 12/25/34(3)              1,601         1,216
  Commercial Mortgage Trust 06-4,                                    06-AR2, B1 5.014%, 3/25/36(3)              13,901         1,116
  A3 5.172%, 12/12/49 (3)                     9,500         8,397    06-AR10, 5A3 5.589%, 7/25/36(3)            11,963         9,190
Morgan Stanley Capital I                                                                                                   ---------
  06-T23, A4 5.810%, 8/12/41(3)               7,400         7,457                                                            447,262
  06-IQ12, A4 5.332%, 12/15/43               14,500        13,455  ------------------------------------------------------  ---------
  07-IQ14, A4 5.692%, 4/15/49(3)              9,720         8,190  TOTAL MORTGAGE-BACKED SECURITIES
Morgan Stanley Mortgage Loan Trust                                 (IDENTIFIED COST $559,492)                                542,139
  04-2AR, 4A 4.754%, 2/25/34(3)              15,383        15,068  ------------------------------------------------------  ---------
  05-5AR, 4A1 5.501%, 9/25/35(3)              1,888         1,327
PNC Mortgage Acceptance Corp.                                      ASSET-BACKED SECURITIES--8.9%
  00-C2, A2 7.300%, 10/12/33                    176           179  1St Financial Bank USA 09-C, C,
Prudential Securities Secured                                        144A 9.000%, 10/15/15 (4)                   5,000         5,000
  Financing Corp. 99-NRF1, F 144A                                  American General Mortgage Loan
  6.074%, 11/1/31 (4)                         4,894         4,894    Trust 06-1, A2 144A 5.750%,
Residential Funding Mortgage                                         12/25/35 (3)(4)                             4,283         4,276
  Securities I 06-S12, 1A1 5.500%,                                 Avis Budget Rental Car Funding
  12/25/21                                    7,996         8,092    AESOP LLC 09-2A, A 144A 5.680%,
                                                                     2/20/13 (4)                                 9,825        10,145
                                                                   Banc of America Alternative Loan
                                                                     Trust 03-10, 2A1 6.000%, 12/25/33           3,016         3,006
                                                                   Banc of America Mortgage
                                                                     Securities, Inc. 5.250%, 2/25/35           10,981        10,176

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
Banc of America Securities Auto                                    IndyMac Manufactured Housing
  Trust 06-G1, B 5.340%, 2/18/11       $      4,855     $   4,866    Contract 98-1, A3 6.370%, 9/25/28    $      1,965     $   1,347
Bay View Auto Trust 05-LJ1, A4                                     Long Grove Collateral Loan
  4.090%, 5/25/12                             1,180         1,178    Obligation Ltd.
Bayview Financial Acquisition Trust                                  04-1A, C  144A 2.662%,
  06-B, 1A2 5.800%, 4/28/36 (3)               3,839         3,551    5/25/16(3)(4)(7)                            1,627           822
Bombardier Capital Mortgage                                          04-1A, D 144A 7.012%,
  Securitization Corp. 99-A, A3                                      5/25/16(3)(4)(7)                              519           130
  5.980%, 1/15/18 (3)                         2,605         2,201  Merrill Auto Trust Securitization
Bosphorus Financial Services Ltd.                                    07-1, B 5.790%, 12/15/13                    3,019         3,064
  144A 2.073%, 2/15/12 (3)(4)                 1,125         1,074  Renaissance Home Equity Loan Trust
Capital Auto Receivables Asset                                       05-3, AF4 5.140%, 11/25/35 (3)              5,380         4,667
  Trust 07-1, C 5.380%, 11/15/12              6,080         5,961  Residential Funding Mortgage
Capital One Prime Auto Receivables                                   Securities II, Inc.
  Trust 06-2, B 5.050%, 6/15/13               9,449         9,499    04-HI3, A5 5.480%, 6/25/34(3)               6,260         4,250
Carmax Auto Owner Trust                                              06-HI2, A3 5.790%, 2/25/36                  1,510         1,043
  07-2, B 5.370%, 3/15/13                    10,025        10,145    07-HI1, A2 5.640%, 3/25/37                 10,000         8,916
  09-2, A4 2.820%, 12/15/14                  11,750        11,647    07-HSA3, AI2 5.890%, 6/25/37(3)             1,666         1,587
Chase Funding Mortgage Loan                                        Vanderbuilt Acquisition Loan Trust
  Asset-Backed Certificates                                          02-1, A3 5.700%, 9/7/23 (3)                     6             6
  04-1,1A4 4.111%, 8/25/30                    1,966         1,834  Wachovia Auto Loan Owner Trust
Citicorp Residential Mortgage                                        07-1, D 5.650%, 2/20/13                     5,183         5,241
  Securities, Inc.                                                   06-2A, E  144A 7.050%, 5/20/14(4)           5,000         4,703
  07-1, A3 5.667%, 3/25/37(3)                 3,000         2,889  Wells Fargo Mortgage Backed
  07-2, A4 6.538%, 6/25/37(3)                 5,000         4,083    Securities Trust 06-12, A2
Conseco Finance Securitizations                                      6.000%, 10/25/36                            5,265         4,789
  Corp. 01-3, A4 6.910%, 5/1/33 (3)          10,763        10,310  ------------------------------------------------------  ---------
CPS Auto Trust 08-A, A4 144A                                       TOTAL ASSET-BACKED SECURITIES
  7.130%, 10/15/14 (4)                        1,800         1,835  (IDENTIFIED COST $208,867)                                199,092
Daimler Chrysler Auto Trust 08-B,                                  ------------------------------------------------------  ---------
  A4A 5.320%, 11/10/14                        9,620        10,067  CORPORATE BONDS--39.4%
DT Auto Owner Trust 09-1, B, 144A
  5.920%, 10/15/15 (4)                        4,952         4,968  CONSUMER DISCRETIONARY--3.1%
Dunkin Securitization 06-1, M1 144A                                Ameristar Casinos, Inc. 144A
  8.285%, 6/20/31 (4)                         6,345         5,361    9.250%, 6/1/14 (4)                            350           365
FMAC Loan Receivables Trust 98-CA,                                 AutoZone, Inc. 5.750%, 1/15/15                4,420         4,793
  A2 144A 6.660%, 9/15/20 (4)                   714           700  COX Communications, Inc. 4.625%,
GMAC Mortgage Corp. Loan Trust                                       6/1/13                                      5,620         5,844
  06-HE2, A3 6.320%, 5/25/36 (3)             11,335         5,116  Daimler Finance North America LLC
GreenTree Financial Corp. 08-MH1,                                    6.500%, 11/15/13                            3,390         3,716
  A1 144A 7.000%, 4/25/38 (3)(4)              3,491         3,556  DigitalGlobe, Inc. 144A 10.500%,
Harley-Davidson Motorcycle Trust                                     5/1/14 (4)                                    700           753
  09-4, B 3.190%, 9/15/14                     9,000         9,071  DIRECTV Holdings LLC/DIRECTV
  07-2, C 5.410%, 8/15/15                    11,000        10,956    Financing Co., Inc. 6.375%,
Hertz Vehicle Financing LLC 09-2A,                                   6/15/15                                     6,740         7,001
  A1, 144A 4.260%, 3/25/14 (4)                5,000         5,028  DuPont Fabros Technology LP 144A
Hyundai Auto Receivables Trust                                       8.500%, 12/15/17 (4)                        5,025         5,132
  06-A, D 5.520%, 11/15/12                       28            28  Equity One, Inc. 6.250%, 12/15/14             2,485         2,445
                                                                   Ford Motor Credit Co. LLC 8.000%,
                                                                     6/1/14                                      4,865         5,000
                                                                   Harrah's Operating Co., Inc. 144A
                                                                     11.250%, 6/1/17 (4)                         2,260         2,376
                                                                   Healthcare Realty Trust, Inc.
                                                                     6.500%, 1/17/17                             3,000         2,972
                                                                   Horton (D.R.), Inc. 4.875%, 1/15/10           2,500         2,500
                                                                   Hyatt Hotels Corp. 144A 5.750%,
                                                                     8/15/15 (4)                                   900           905
                                                                   International Game Technology
                                                                     7.500%, 6/15/19                             1,115         1,208

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
CONSUMER DISCRETIONARY--(CONTINUED)                                ENERGY--(CONTINUED)
Korea Expressway Corp. 144A 4.500%,                                Expro Finance Luxembourg SCA 144A
  3/23/15 (4)                          $      2,670     $   2,720    8.500%, 12/15/16 (4)                 $      3,395     $   3,387
Landry's Restaurants, Inc. 144A                                    Gaz Capital SA 144A 7.343%, 4/11/13
  11.625%, 12/1/15 (4)                        2,226         2,371    (4)                                         2,000         2,090
McJunkin Red Man Corp. 144A 9.500%,                                Gazprom International SA 144A
  12/15/16 (4)                                2,590         2,545    7.201%, 2/1/20 (4)                          2,089         2,128
MGM MIRAGE 144A 10.375%, 5/15/14 (4)            160           174  Gazprom OAO (Gaz Capital SA)
Mobile Mini, Inc. 6.875%, 5/1/15                540           513    144A 6.212%, 11/22/16(4)                   10,405         9,963
QVC, Inc. 144A 7.500%, 10/1/19 (4)            2,710         2,778    144A 6.510%, 3/7/22(4)                      3,235         2,968
Scientific Games Corp. 144A 7.875%,                                Helix Energy Solutions Group, Inc.
  6/15/16 (4)                                   810           818    144A 9.500%, 1/15/16 (4)                      692           713
Scientific Games International,                                    Holly Corp. 144A 9.875%, 6/15/17 (4)          3,000         3,173
  Inc. Series 9.250%, 6/15/19                 1,570         1,656  KazMunaiGaz Finance Sub BV 144A
Seminole Hard Rock Entertainment,                                    8.375%, 7/2/13 (4)                          3,900         4,168
  Inc./Seminole Hard Rock                                          Kinder Morgan Energy Partners LP
  International LLC 144A 2.754%,                                     6.850%, 2/15/20                             2,545         2,823
  3/15/14 (3)(4)                                767           636  Knight, Inc. 6.500%, 9/1/12                   3,545         3,705
Seneca Gaming Corp. Series B                                       Korea National Oil Corp. 144A
  7.250%, 5/1/12                                131           128    5.375%, 7/30/14 (4)                         4,345         4,593
Staples, Inc. 9.750%, 1/15/14                   905         1,103  NAK Naftogaz Ukraine 9.500%, 9/30/14          2,900         2,450
Starwood Hotels & Resort Worldwide,                                OPTI Canada, Inc. 144A 9.000%,
  Inc. 6.250%, 2/15/13                        2,815         2,917    12/15/12 (4)                                6,525         6,704
Time Warner, Inc. 6.875%, 5/1/12              1,500         1,642  Pacific Rubiales Energy Corp. 144A
TRW Automotive, Inc. 144A 8.875%,                                    8.750%, 11/10/16 (4)                        1,545         1,630
  12/1/17 (4)                                   780           815  Petro-Canada 6.050%, 5/15/18                  1,200         1,290
Videotron Ltee 6.375%, 12/15/15               3,500         3,439  Petrohawk Energy Corp. 10.500%,
                                                        ---------    8/1/14                                      3,885         4,264
                                                           69,265  Pride International, Inc. 8.500%,
                                                        ---------    6/15/19                                     4,065         4,695
                                                                   SEACOR Holdings, Inc. 7.375%,
CONSUMER STAPLES--1.0%                                               10/1/19                                     2,200         2,227
Altria Group, Inc. 8.500%, 11/10/13           2,775         3,207  Smith International, Inc. 9.750%,
BAT International Finance plc 144A                                   3/15/19                                     2,755         3,490
  9.500%, 11/15/18 (4)                        1,410         1,790  Tesoro Corp. 6.250%, 11/1/12                  4,340         4,340
Cargill, Inc. 144A 5.600%, 9/15/12                                 Weatherford International Ltd.
  (4)                                         4,845         5,212    9.625%, 3/1/19                              4,110         5,124
Georgia-Pacific LLC 144A 7.125%,                                   Western Refining, Inc.
  1/15/17 (4)                                 3,525         3,587    144A 7.754%, 6/15/14(3)(4)                  3,285         2,957
Tyson Foods, Inc. 10.500%, 3/1/14               940         1,079    144A 11.250%, 6/15/17(4)                    2,465         2,243
Yankee Acquisition Corp. Series B,                                 XTO Energy, Inc.
  8.500%, 2/15/15                             7,915         7,895    5.900%, 8/1/12                              1,980         2,169
                                                        ---------    5.750%, 12/15/13                            5,910         6,575
                                                           22,770                                                          ---------
                                                        ---------                                                            107,368
                                                                                                                           ---------
ENERGY--4.8%
Adaro Indonesia PT 144A 7.625%,                                    FINANCIALS--18.1%
  10/22/19 (4)                                3,065         3,046  ADCB Finance Cayman Ltd. 144A
Anadarko Petroleum Corp. 8.700%,                                     4.750%, 10/8/14 (4)                         5,290         4,907
  3/15/19                                     2,925         3,638  Aflac, Inc. 8.500%, 5/15/19                   1,059         1,220
Buckeye Partners LP 6.050%, 1/15/18             854           885  Agile Property Holdings Ltd. 144A
Cenovus Energy, Inc. 144A 4.500%,                                    10.000%, 11/14/16 (4)                       1,660         1,693
  9/15/14 (4)                                 1,968         2,031  Alfa Invest Ltd. 144A 9.250%,
Cloud Peak Energy Resources                                          6/24/13 (4)                                 4,940         4,989
  LLC/Cloud Peak Energy Finance                                    Allstate Corp. 6.125%, 5/15/37(3)             4,730         4,115
  Corp. 144A 8.250%, 12/15/17 (4)             2,920         2,935
Denbury Resources, Inc. 7.500%,
  12/15/15                                    4,952         4,964

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
American Express Credit Corp.                                      ERAC USA Finance Co. 144A 5.800%,
  5.875%, 5/2/13                       $      4,805    $    5,157    10/15/12 (4)                         $        805     $     844
  Series C, 7.300%, 8/20/13                   2,600         2,922  Export-Import Bank of Korea
  5.125%, 8/25/14                               840           885    8.125%, 1/21/14                             1,480         1,718
American Honda Finance Corp. 144A                                    5.875%, 1/14/15                             4,625         4,963
  6.700%, 10/1/13 (4)                         4,850         5,311  Fibria Overseas Finance Ltd. 144A
Assurant, Inc. 5.625%, 2/15/14                4,060         4,163    9.250%, 10/30/19 (4)                          750           846
Atlantic Finance Ltd. 144A 8.750%,                                 Fifth Third Bancorp
  5/27/14 (4)                                 4,800         4,934    6.250%, 5/1/13                              1,770         1,822
Avalonbay Communities, Inc. 5.700%,                                  4.500%, 6/1/18                              3,975         3,243
  3/15/17                                     2,950         2,993  First Horizon National Corp.
Banco do Brasil SA 144A 8.500%,                                      4.500%, 5/15/13                             1,000           904
  10/29/49 (4)                                  700           745  First Tennessee Bank N.A.
Bank of America Corp.                                                0.413%, 2/14/11(3)                          4,575         4,395
  7.400%, 1/15/11                             3,815         4,038    4.625%, 5/15/13                             2,220         2,064
  4.750%, 8/15/13                             3,000         3,049  Ford Motor Credit Co. LLC
  5.420%, 3/15/17                             3,700         3,652    9.875%, 8/10/11                             3,480         3,645
Barclays Bank plc                                                    3.034%, 1/13/12(3)                          2,000         1,862
  5.200%, 7/10/14                             4,110         4,357    7.500%, 8/1/12                                800           807
  6.750%, 5/22/19                             4,130         4,607    8.700%, 10/1/14                               735           769
BBVA International Preferred SA                                    General Electric Capital Corp.
  Unipersonal 5.919%, 12/31/49(3)             3,220         2,592    3.750%, 11/14/14                            3,940         3,933
Bear Stearns Cos., Inc. LLC (The)                                  Genworth Financial, Inc.
  7.250%, 2/1/18                              4,365         5,010    5.750%, 6/15/14                             6,890         6,590
Berkley (WR) Corp. 5.125%, 9/30/10            2,000         2,020    6.515%, 5/22/18                             3,275         2,997
BlackRock, Inc. 3.500%, 12/10/14              2,900         2,864  Glen Meadow Pass-Through Trust 144A
Brandywine Operating Partnership LP                                  6.505%, 2/12/67 (3)(4)                      7,545         5,602
  7.500%, 5/15/15                             4,305         4,374  GMAC, Inc.
Cemex Finance LLC 144A 9.500%,                                       144A 6.875%, 9/15/11(4)                     2,662         2,649
  12/14/16 (4)                                1,430         1,505    144A 6.750%, 12/1/14(4)                       552           530
Chubb Corp. 6.375%, 3/29/49(3)                4,730         4,399  Goldman Sachs Group, Inc. (The)
CIT Group, Inc.                                                      5.350%, 1/15/16                             3,225         3,350
  7.000%, 5/1/13                                306           288    5.950%, 1/18/18                             2,759         2,913
  7.000%, 5/1/14                                459           427    7.500%, 2/15/19                             2,451         2,857
  7.000%, 5/1/15                                459           413  HBOs plc 144A 6.750%, 5/21/18 (4)               685           636
  7.000%, 5/1/16                                765           677  Hertz Corp. (The) 8.875%, 1/1/14              2,595         2,666
  7.000%, 5/1/17                              1,071           935  Host Hotels & Resorts LP 144A
Citigroup, Inc.                                                      9.000%, 5/15/17 (4)                           875           950
  5.000%, 9/15/14                             3,200         3,085  Hyundai Capital Services, Inc. 144A
  4.875%, 5/7/15                             15,710        14,808    6.000%, 5/5/15 (4)                          4,975         5,195
CME Group, Inc. 5.400%, 8/1/13                2,450         2,644  ICICI Bank Ltd.
Colonial Realty LP 4.800%, 4/1/11             1,442         1,405    144A 5.750%, 11/16/10(4)                    4,775         4,876
Commonwealth Bank of Australia 144A                                  144A 5.500%, 3/25/15(4)                     3,000         2,986
  3.750%, 10/15/14 (4)                        3,000         3,007  International Lease Finance Corp.
Corporacion Andina de Fomento                                        4.750%, 1/13/12                             1,120           946
  5.200%, 5/21/13                             1,000         1,046    5.300%, 5/1/12                              5,375         4,566
Credit Suisse New York 5.000%,                                     JPMorgan Chase & Co.
  5/15/13                                     4,335         4,623
Deutsche Bank Financial LLC 5.375%,
  3/2/15                                      2,933         3,059
Discover Bank 8.700%, 11/18/19                1,750         1,875

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
  5.750%, 1/2/13                       $      4,945     $   5,274  Principal Life Global Funding I
  6.300%, 4/23/19                             3,550         3,905    144A 4.400%, 10/1/10 (4)             $      1,500     $   1,530
  Series 1, 7.900%, 12/31/49(3)               3,360         3,466  ProLogis
Kazkommerts International BV RegS                                    7.625%, 8/15/14                             5,275         5,516
  8.000%, 11/3/15(5)                          1,000           847    6.625%, 5/15/18                             1,110         1,053
KeyBank NA                                                         Prudential Financial, Inc.
  5.700%, 8/15/12                             1,800         1,853    4.750%, 9/17/15                             4,770         4,837
  5.800%, 7/1/14                              1,450         1,411    8.875%, 6/15/38(3)                          4,200         4,452
  7.413%, 5/6/15                              1,000         1,020  Regions Financial Corp. 7.750%,
  4.950%, 9/15/15                             1,295         1,207    11/10/14                                    4,055         3,999
KeyCorp 6.500%, 5/14/13                       2,925         3,019  Royal Bank of Scotland Group plc
Kimco Realty Corp. 4.820%, 8/15/11            1,945         1,953    6.400%, 10/21/19                            3,130         3,120
Kookmin Bank 144A 7.250%, 5/14/14                                  Russian Agricultural Bank OJSC
  (4)                                         5,700         6,399    (RSHB Capital SA)
Korea Development Bank 5.300%,                                       144A 9.000%, 6/11/14(4)                       780           885
  1/17/13                                     1,113         1,169    144A 6.299%, 5/15/17(4)                     2,905         2,925
Lincoln National Corp.                                             Simon Property Group LP
  8.750%, 7/1/19                              2,340         2,674    4.600%, 6/15/10                             3,825         3,882
  6.050%, 4/20/67(3)                          2,885         2,265    5.600%, 9/1/11                              2,775         2,896
Lukoil International Finance BV                                    SLM Corp. 1.097%, 2/1/10(3)                   8,000         8,007
  144A 6.375%, 11/5/14 (4)                    4,900         5,035  Textron Financial Corp. 5.125%,
MassMutual Global Funding II 144A                                    11/1/10                                     3,865         3,897
  3.500%, 3/15/10 (4)                         1,750         1,756  TNK-BP Finance SA
Mercantile Bankshares Corp. 4.625%,                                  RegS 6.125%, 3/20/12(5)                     4,210         4,378
  4/15/13                                     4,708         4,765    144A 7.500%, 3/13/13(4)                     1,750         1,840
Merrill Lynch & Co., Inc. 6.150%,                                  Trustreet Properties, Inc. 7.500%,
  4/25/13                                     3,925         4,200    4/1/15                                      1,215         1,256
MetLife, Inc. 6.750%, 6/1/16                    910         1,019  Universal City Development Partners
Metropolitan Life Global Funding I                                   Ltd. 144A 8.875%, 11/15/15 (4)                820           807
  144A 5.125%, 6/10/14 (4)                    1,160         1,228  Unum Group 7.125%, 9/30/16                    6,620         6,859
Morgan Stanley                                                     Wachovia Bank NA 5.000%, 8/15/15              2,600         2,656
  6.000%, 5/13/14                             1,970         2,118  Wachovia Corp. 5.300%, 10/15/11               4,870         5,170
  4.200%, 11/20/14                            3,455         3,457  WEA Finance LLC / WT Finance
  144A 10.090%, 5/3/17(4)                    10,525BRL      5,592    Australia 144A 5.750%, 9/2/15 (4)           5,425         5,720
National Australia Bank Ltd. 144A                                  Wells Fargo & Co. 4.375%, 1/31/13               800           831
  5.350%, 6/12/13 (4)                         9,715        10,457  Westpac Banking Corp. 4.200%,
Nationwide Health Properties, Inc.                                   2/27/15                                     4,920         5,001
  6.250%, 2/1/13                              4,825         4,915  Woori Bank 144A 7.000%, 2/2/15 (4)            4,000         4,384
Northern Trust Corp. 5.500%, 8/15/13          2,775         3,036  XL Capital Ltd. 5.250%, 9/15/14               4,335         4,245
Nuveen Investments 10.500%, 11/15/15            800           730  Zions Bancorp 7.750%, 9/23/14                 1,880         1,659
OJSC AK Transneft                                                                                                          ---------
  (TransCapitalInvest Ltd.) 144A                                                                                             405,569
  5.670%, 3/5/14 (4)                          5,715         5,758                                                          ---------
Petroplus Finance Ltd. 144A 6.750%,
  5/1/14 (4)                                  4,215         3,983  HEALTH CARE--0.6%
Piper Jaffray Equipment Trust                                      CareFusion Corp. 144A 5.125%,
  Securities 144A 6.000%, 9/10/11                                    8/1/14 (4)                                  2,940         3,091
  (4)                                         6,370         6,370  Express Scripts, Inc. 6.250%,
PNC Funding Corp. 5.625%, 2/1/17              3,130         3,102    6/15/14                                     1,775         1,937
Principal Financial Group, Inc.                                    Fisher Scientific International,
  7.875%, 5/15/14                             2,595         2,864    Inc. 6.125%, 7/1/15                         2,125         2,191
                                                                   HCA, Inc. 9.125%, 11/15/14                    1,739         1,839

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
HEALTH CARE--(CONTINUED)                                           INFORMATION TECHNOLOGY--(CONTINUED)
Medco Health Solutions, Inc.                                       Xerox Corp.
  7.250%, 8/15/13                      $      1,000     $   1,111    5.650%, 5/15/13                      $      4,345     $   4,527
Select Medical Corp. 7.625%, 2/1/15           2,820         2,749    8.250%, 5/15/14                               444           509
U.S. Oncology, Inc. 9.125%, 8/15/17           1,263         1,332    4.250%, 2/15/15                             4,000         3,972
Valeant Pharmaceuticals                                                                                                    ---------
  International 144A 8.375%,                                                                                                  36,959
  6/15/16 (4)                                   417           432                                                          ---------
                                                        ---------
                                                           14,682  MATERIALS--4.5%
                                                        ---------  Airgas, Inc. 4.500%, 9/15/14                  1,512         1,535
                                                                   Allegheny Technologies, Inc.
INDUSTRIALS--2.0%                                                    9.375%, 6/1/19                              7,245         8,339
American Airlines, Inc. 01-1,                                      Anglo American Capital plc 144A
  6.977%, 5/23/21                             8,190         6,593    9.375%, 4/8/19 (4)                          1,950         2,477
Continental Airlines, Inc. 98-1A,                                  ArcelorMittal
  6.648%, 9/15/17                             2,106         2,032    5.375%, 6/1/13                              4,825         5,092
Delta Air Lines, Inc. 00-A1,                                         9.000%, 2/15/15                             2,560         3,024
  7.379%, 5/18/10                             2,372         2,366  Barrick Gold Financeco LLC 6.125%,
DI Finance/DynCorp International,                                    9/15/13                                     4,500         4,946
  Inc. Series B 9.500%, 2/15/13               5,175         5,266  Bemis Co., Inc. 5.650%, 8/1/14                  980         1,043
Esco Corp. 144A 8.625%, 12/15/13 (4)          1,725         1,725  Catalyst Paper Corp.
General Cable Corp. 2.665%,                                          Series D 8.625%, 6/15/11                    4,000         3,100
  4/1/15(3)                                   3,375         3,016    7.375%, 3/1/14                              1,055           649
Hutchison Whampoa International                                    Commercial Metals Co. 7.350%,
  Ltd. 144A 4.625%, 9/11/15 (4)               3,900         3,935    8/15/18                                     7,760         8,273
Ingersoll-Rand Global Holdings Co.                                 CRH America, Inc.
  Ltd. 9.500%, 4/15/14                        1,410         1,685    5.625%, 9/30/11                             3,500         3,679
Noble Group Ltd. 144A 6.750%,                                        8.125%, 7/15/18                             4,770         5,563
  1/29/20 (4)                                 4,420         4,536  Domtar Corp.
Owens Corning, Inc. 6.500%, 12/1/16           3,150         3,226    5.375%, 12/1/13                             2,625         2,546
Smiths Group plc 144A 7.200%,                                        7.125%, 8/15/15                             2,185         2,207
  5/15/19 (4)                                 1,700         1,897  Dow Chemical Co. (The)
Steelcase, Inc. 6.500%, 8/15/11               2,825         2,889    7.600%, 5/15/14                             2,950         3,357
Toledo Edison Co. (The) 7.250%,                                      5.900%, 2/15/15                             3,950         4,245
  5/1/20                                      1,360         1,552  Georgia Pacific Corp. LLC 7.700%,
Tyco International Finance SA                                        6/15/15                                     4,820         5,085
  4.125%, 10/15/14                            1,000         1,022  Gerdau Holdings, Inc. 144A 7.000%,
United Airlines, Inc. 00-2A,                                         1/20/20 (4)                                 1,950         2,004
  7.032%, 10/1/10                               320           320  International Paper Co. 9.375%,
United Rentals North America, Inc.                                   5/15/19                                     5,330         6,551
  10.875%, 6/15/16                            1,772         1,936  JonhsonDiversey, Inc. 144A 8.250%,
USG Corp. 144A 9.750%, 8/1/14 (4)               701           752    11/15/19 (4)                                  435           443
                                                        ---------  Koppers, Inc. 144A 7.875%, 12/1/19
                                                           44,748    (4)                                           835           848
                                                        ---------  Nalco Co. 8.875%, 11/15/13                    1,630         1,687
                                                                   Nova Chemicals Corp. 3.649%,
INFORMATION TECHNOLOGY--1.6%                                         11/15/13(3)                                 8,694         7,998
Agilent Technologies, Inc. 5.500%,                                 Sappi Pappier Holding AG 144A
  9/14/15                                     2,185         2,290    6.750%, 6/15/12 (4)                         5,000         4,793
Corning, Inc. 6.625%, 5/15/19                   850           926  Steel Dynamics, Inc. 7.375%, 11/1/12          1,528         1,581
Crown Castle Holdings GS V                                         Vedanta Resources plc 144A 8.750%,
  LLC/Crown Castle GS III Corp.                                      1/15/14 (4)                                 3,400         3,494
  144A 7.750%, 5/1/17 (4)                     4,375         4,660  Verso Paper Holdings LLC / Verso
Intuit, Inc. 5.750%, 3/15/17                  1,334         1,382    Paper, Inc.
Jabil Circuit, Inc. 7.750%, 7/15/16           2,952         3,114    144A 11.500%, 7/1/14(4)                     3,650         4,033
National Semiconductor Corp.
  6.600%, 6/15/17                             3,330         3,416
NXP BV/NXP Funding LLC 3.034%,
  10/15/13(3)                                 3,040         2,535
Seagate Technology HDD Holdings,
  Inc. 6.375%, 10/1/11                        3,950         4,039
SunGard Data Systems, Inc. 9.125%,
  8/15/13                                     5,426         5,589

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
MATERIALS--(CONTINUED)                                             UTILITIES--(CONTINUED)
  Series B, 4.031%, 8/1/14(3)          $      2,570     $   2,043  ONEOK Partners LP 5.900%, 4/1/12       $        980     $   1,039
                                                        ---------  Sempra Energy 6.500%, 6/1/16                  1,760         1,909
                                                          100,635  Texas Competitive Electric Holdings
                                                        ---------    Co. LLC Series A 10.250%, 11/1/15           1,390         1,133
TELECOMMUNICATION SERVICES--2.3%                                   TransAlta Corp. 4.750%, 1/15/15               2,220         2,236
Axtel SAB de C.V. 144A 9.000%,                                                                                             ---------
  9/22/19 (4)                                   750           773                                                             30,414
Cincinnati Bell, Inc. 8.250%,                                      ------------------------------------------------------  ---------
  10/15/17                                    3,760         3,835  TOTAL CORPORATE BONDS
Clearwire Communications                                           (IDENTIFIED COST $838,634)                                884,916
  LLC/Clearwire Finance, Inc.                                      ------------------------------------------------------  ---------
  144A 12.000%, 12/1/15(4)                    4,000         4,080  LOAN AGREEMENTS(3)--11.6%
  144A 12.000%, 12/1/15(4)                    2,795         2,851
Deutsche Telekom International                                     CONSUMER DISCRETIONARY--3.7%
  Finance BV 8.500%, 6/15/10                  1,000         1,033  AMF Bowling Worldwide, Inc. Tranche
Embarq Corp. 6.738%, 6/1/13                   2,385         2,591    B, 2.739%, 5/17/13                          1,872         1,613
Nextel Communications, Inc.                                        Building Materials Holding Corp.
  Series E 6.875%, 10/31/13                   5,590         5,450    Tranche B, 6.500%, 11/10/11 (12)            3,063         1,067
  Series D 7.375%, 8/1/15                     2,095         2,048  Building Materials Holding Corp. of
OJSC Vimpel Communications (VIP                                      America Tranche B, 3.031%,
  Finance Ireland Ltd.) 144A                                         2/22/14                                       744           688
  8.375%, 4/30/13 (4)                         1,400         1,487  Cengage Learning Acquisitions, Inc.
Qwest Capital Funding, Inc. 7.250%,                                  Tranche 2.745%, 7/3/14                      7,086         6,377
  2/15/11                                     4,000         4,080  Ceridian Corp. Tranche 3.263%,
Qwest Corp. 7.875%, 9/1/11                    5,220         5,468    11/8/14                                     6,650         6,027
Telecom Italia Capital SA 6.175%,                                  Charter Communications Operating
  6/18/14                                     4,900         5,311    LLC Tranche B, 6.250%, 3/6/14               4,842         4,548
Verizon Wireless Capital LLC                                       CSC Holdings, Inc. Tranche B-2,
  5.550%, 2/1/14                              4,090         4,439    2.083%, 3/29/16                             4,061         3,982
Virgin Media Finance plc Series 1,                                 Ford Motor Co. Tranche B-1, 3.350%,
  9.500%, 8/15/16                             2,575         2,778    12/15/13                                    4,498         4,169
Wind Acquisition Finance SA 144A                                   Getty Images, Inc. Tranche B,
  11.750%, 7/15/17 (4)                        2,450         2,689    6.250%, 7/2/15                              3,672         3,692
Windstream Corp. 144A 7.875%,                                      Harrah's Operating Co., Inc.
  11/1/17 (4)                                 3,620         3,593    Tranche B-2, 3.282%, 1/28/15                1,577         1,285
                                                        ---------    Tranche B-4, 9.500%, 10/31/16               2,170         2,176
                                                           52,506  Intelsat Jackson Holding Ltd.
                                                        ---------    Tranche 3.241%, 2/1/14                      2,335         2,119
UTILITIES--1.4%                                                    Intelstat Corp.
Allegheny Energy Supply Co. LLC                                      Tranche B2-A, 2.744%, 1/3/14                1,684         1,599
  144A 8.250%, 4/15/12 (4)                    1,860         2,035    Tranche B2-B, 2.744%, 1/3/14                1,685         1,600
AmeriGas Partners LP 7.250%, 5/20/15            860           864    Tranche B2-C, 2.744%, 1/3/14                1,685         1,600
Enel Finance International SA 144A                                 Isle of Capri Casinos, Inc.
  3.875%, 10/7/14 (4)                         2,000         2,024    Tranche A-DD, 1.991%, 11/25/13                659           622
Israel Electric Corp. Ltd. 144A                                      Tranche B-DD, 1.991%, 11/25/13                750           707
  7.250%, 1/15/19 (4)                         2,285         2,475    Tranche 2.033%, 11/25/13                    1,874         1,768
Korea Electric Power Corp. 144A                                    Lamar Media Corp. Tranche F,
  5.500%, 7/21/14 (4)                         3,420         3,639    5.500%, 3/31/14                               918           927
Korea Gas Corp. 144A 6.000%,                                       Landry's Restaurant, Inc. Tranche
  7/15/14 (4)                                 2,000         2,165    9.500%, 11/30/13                            2,842         2,870
Majapahit Holding BV 144A 7.250%,
  6/28/17 (4)                                 1,550         1,593
Midwest Generation LLC Series B
  8.560%, 1/2/16                              1,594         1,610
NiSource Finance Corp. 7.875%,
  11/15/10                                    3,440         3,606
Northeast Utilities 5.650%, 6/1/13            3,950         4,086

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
CONSUMER DISCRETIONARY--(CONTINUED)                                HEALTH CARE--0.8%
Mediacom Illinois LLC Tranche D,                                   Butler Schein Animal Health Tranche
  5.500%, 3/31/17                      $      4,765     $   4,787    B, 0.000%, 12/31/15                  $      1,250     $   1,204
Neiman-Marcus Group, Inc. (The)                                    HCA, Inc. Tranche B-1, 2.533%,
  Tranche 2.266%, 4/6/13                      8,600         7,791    11/17/13                                    2,151         2,063
Nielsen Finance LLC/ Nielsen                                       Health Management Associates, Inc.
  Finance Co.                                                        Tranche B, 2.190%, 2/28/14                  1,143         1,075
  Tranche 2.238%, 8/9/13                      3,968         3,736  HealthSouth Corp.
  Tranche B, 3.988%, 5/1/16                   3,367         3,183    Tranche 1, 2.535%, 3/10/13                  1,983         1,895
Pilot Travel Centers LLC Tranche B,                                  Tranche 2, 4.045%, 3/15/14                  1,632         1,589
  0.000%, 1/15/16                             4,675         4,718  Psychiatric Solutions, Inc. Tranche
PTI Group, Inc. Tranche 9.250%,                                      B, 2.024%, 7/1/12                           4,478         4,262
  2/18/13                                     1,431         1,231  RehabCare Group, Inc. Tranche B,
Totes Isotoner Corp. Tranche B,                                      6.000%, 11/24/15                            4,050         4,018
  3.304%, 1/16/13                               373           303  Select Medical Corp. Tranche B-1,
TRW Automotive Holdings Corp.                                        4.874%, 8/22/14                             1,137         1,105
  Trance B-3 0.000%, 5/30/16                    250           250                                                          ---------
Univision Communications, Inc.                                                                                                17,211
  Tranche B, 2.533%, 9/29/14                  6,130         5,341                                                          ---------
VWR Funding, Inc. Tranche 2.750%,
  6/29/14                                     3,293         2,968  INDUSTRIALS--1.2%
                                                        ---------  Advanced Disposal Tranche 0.000%,
                                                           83,744    12/23/14                                      500           495
                                                        ---------  Harland Clarke Holdings Corp.
                                                                     Tranche B, 2.757%, 6/30/14                  6,313         5,269
CONSUMER STAPLES--0.1%                                             Language Line Holdings LLC Tranche
Reynolds Group Holdings Ltd.                                         5.750%, 11/4/15                             3,715         3,712
  Tranche 0.000%, 11/5/15                     1,485         1,496  Protection One Alarm Monitoring,
                                                        ---------    Inc. Tranche B-2, 6.250%, 3/31/14           1,107         1,095
                                                                   Reynolds & Reynolds Co. (The)
ENERGY--0.3%                                                         Tranche 5.745%, 10/24/13                    2,820         2,435
ATP Oil & Gas Corp.                                                ServiceMaster Co. (The)
  Tranche B-2, 11.750%, 1/15/11                 667           651    Tranche DD, 2.750%, 7/24/14                   794           720
  Tranche B-1, 11.250%, 7/15/14               4,295         4,192    Tranche B, 2.773%, 7/24/14                  7,972         7,231
Targa Resources, Inc. Tranche                                      Trans Network Services Tranche
  0.000%, 7/6/16                              1,600         1,611    6.000%, 11/18/15                            5,030         5,039
Western Refining, Inc. Tranche                                                                                             ---------
  8.250%, 5/30/14                             1,293         1,237                                                             25,996
                                                        ---------                                                          ---------
                                                            7,691
                                                        ---------  INFORMATION TECHNOLOGY--1.7%
                                                                   Allen Systems Group, Inc. Tranche
FINANCIALS--0.5%                                                     8.500%, 10/20/13                            3,520         3,525
CIT Group, Inc. Tranche 13.000%,                                   Avaya, Inc. Tranche B-1, 3.137%,
  1/18/12                                     1,400         1,452    10/26/14                                    4,716         4,093
Green Tree Credit Solutions Tranche                                CommScope, Inc. Tranche B, 2.842%,
  0.000%, 12/15/15                            1,650         1,592    12/27/14                                    2,168         2,108
Hertz Corp.                                                        Dresser, Inc.
  Tranche B, 2.033%, 12/21/12                 2,386         2,290    Tranche B, 2.679%, 5/4/14                   2,405         2,254
  Letter of Credit 2.042%, 12/21/12             479           460    PIK Loan 5.995%, 5/4/15                     3,605         3,355
Pinnacle Foods Finance LLC/                                        First Data Corp.
  Pinnacle Food Finance Corp.                                        Tranche B-1, 3.014%, 9/24/14                1,965         1,751
  Tranche B, 2.995%, 4/2/14                   2,442         2,284
Universal City Tranche 6.500%,
  11/6/14                                       744           748
Vanguard Health Holdings Co., II
  LLC Tranche B 2.500%, 9/23/11               2,243         2,209
                                                        ---------
                                                           11,035
                                                        ---------

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ---------------  ---------                                         ---------------  ---------
INFORMATION TECHNOLOGY--(CONTINUED)                                UTILITIES--0.6%
  Tranche B-2, 3.026%, 9/24/14         $        489     $     435  NRG Energy, Inc.
  Tranche B-3, 3.026%, 9/24/14                6,847         6,084    Tranche B, 2.013%, 2/1/13            $      6,497     $   6,209
Freescale Semiconductor, Inc.                                        Letter of Credit 2.033%, 2/1/13             2,863         2,737
  Tranche 2.000%, 12/1/13                     3,956         3,472  Texas Competitive Electric Holdings
Reynolds & Reynolds Co. (The)                                        Co. LLC
  Tranche 2.245%, 10/24/12                    5,571         5,186    Tranche B-2, 3.751%, 10/10/14               2,250         1,833
Skype Technologies SA Tranche                                        Tranche B-3, 3.751%, 10/10/14               3,995         3,237
  9.000%, 11/19/14                            4,445         4,574                                                          ---------
TowerCo LLC Tranche 6.000%,                                                                                                   14,016
  11/20/14                                    2,500         2,528  ------------------------------------------------------  ---------
                                                        ---------  TOTAL LOAN AGREEMENTS
                                                           39,365  (IDENTIFIED COST $255,503)                                261,243
                                                        ---------  ------------------------------------------------------  ---------

MATERIALS--1.9%                                                                                                SHARES        VALUE
Anchor Glass Container Corp.                                                                              ---------------  ---------
  Tranche B, 6.750%, 6/20/14                  3,998         4,015  PREFERRED STOCK--0.0%
Ashland, Inc. Tranche B, 7.650%,
  5/13/14                                     6,620         6,725  FINANCIALS--0.0%
Berry Plastics Group, Inc. Tranche                                 GMAC, Inc. (Pfd.) Series G 144A
  C, 2.263%, 4/3/15                           8,698         7,611    7.00%(4)                                      702           463
Boise Paper Holdings LLC Tranche B,                                ------------------------------------------------------  ---------
  5.750%, 2/22/14                             2,792         2,819  TOTAL PREFERRED STOCK
Building Materials Corp. of America                                (IDENTIFIED COST $221)                                        463
  Tranche B, 6.063%, 9/15/14                  4,750         4,334  ------------------------------------------------------  ---------
Gentek Holding LLC Tranche 0.000%,                                 COMMON STOCKS--0.0%
  10/29/14                                    5,540         5,607                                            PAR VALUE       VALUE
Huntsman International LLC Tranche                                                                        ---------------  ---------
  B, 2.010%, 4/21/14                          2,464         2,331  FINANCIALS--0.0%
Ineos Holdings Ltd.                                                CIT Group, Inc. 0.000%, 0/0/0(2)                 26           727
  Tranche B-2, 7.501%, 12/16/13               1,343         1,221  ------------------------------------------------------  ---------
  Tranche C-2, 8.001%, 12/16/14               1,343         1,227  TOTAL COMMON STOCKS
JohnsonDiversity, Inc. Tranche                                     (IDENTIFIED COST $955)                                        727
  5.500%, 11/24/15                              700           703  ------------------------------------------------------  ---------
Nalco Co. Tranche B, 6.500%,                                       TOTAL LONG TERM INVESTMENTS--98.3%
  5/13/16                                     1,622         1,642  (IDENTIFIED COST $2,164,822)                            2,208,618
Solutia, Inc. Tranche 7.250%,                                      ------------------------------------------------------  ---------
  2/28/14                                     4,572         4,654
                                                        ---------                                              SHARES        VALUE
                                                           42,889                                         ---------------  ---------
                                                        ---------  SHORT-TERM INVESTMENTS--0.8%

TELECOMMUNICATION SERVICES--0.8%                                   MONEY MARKET MUTUAL FUNDS--0.8%
Level 3 Communications, Inc.                                       BlackRock Liquidity Funds TempFund
  Tranche A, 2.593%, 3/13/14                  8,362         7,616    Portfolio - Institutional Shares
  Tranche B, 11.500%, 3/13/14                 1,044         1,118    (seven-day effective yield 0.118%)     17,439,194        17,439
MetroPCS Wireless, Inc. Tranche B,                                 ------------------------------------------------------  ---------
  2.531%, 11/3/13                             2,267         2,174  TOTAL SHORT-TERM INVESTMENTS
nTelos, Inc. Tranche 5.750%, 8/7/15           5,311         5,359  (IDENTIFIED COST $17,439)                                  17,439
Sinclair Telecommunication Tranche                                 ------------------------------------------------------  ---------
  0.000%, 10/29/15                            1,525         1,533
                                                        ---------
                                                           17,800
                                                        ---------

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $2,182,261)                             2,226,057(1)
Other Assets and Liabilities--0.9%                          19,516
                                                        ----------
NET ASSETS--100.0%                                      $2,245,573
                                                        ==========

ABBREVIATIONS:
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.
PIK   Payment-in-Kind Security
SBA   Small Business Administration

FOREIGN CURRENCIES:
AUD   Australian Dollar
BRL   Brazil Real
CND   Canadian Dollar
COP   Colombian Peso
EUR   European Currency Unit
IDR   Indonesian Rupiah
KRW   Korean Won
NOK   Norwegian Krone
NZD   New Zealand Dollar
PLZ   Polish Zloty
SEK   Swedish Krona
TRY   Turkish Lira
ZAR   South Africa Rand

                      See Notes to Schedules of Investments

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
---------------------------------------------------  --------
United States (includes short-term investments)           76%
Australia                                                  3
Canada                                                     3
Russia                                                     2
South Korea                                                2
New Zealand                                                1
United Kingdom                                             1
Other                                                     12
---------------------------------------------------  --------
Total                                                    100%
---------------------------------------------------  --------

+    % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -------------------------------------------------------
                                        TOTAL VALUE                   LEVEL 2       LEVEL 3
                                            AT          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       DECEMBER 31,     QUOTED       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                  2009         PRICES         INPUTS        INPUTS
-------------------------------------  -------------------------------------------------------
Debt Securities:
  U.S. Government Securities                 24,313            --         24,313            --
  Municipal Bonds                             5,401            --          5,401            --
  Foreign Government Securities             290,324            --        290,324            --
  Mortgage-Backed Securities                542,139            --        542,139            --
  Asset-Backed Securities              $    199,092  $         --  $     198,140  $        952
  Corporate Debt                          1,146,159            --      1,146,159            --
Equity Securities:
  Common Stocks                                 727           727             --            --
  Preferred Stock                               463           463             --            --
  Short-Term Investments                     17,439        17,439             --            --
Total Investments                      $  2,226,057  $     18,629  $   2,206,476  $        952

                      See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                                   Mortgage-      Asset-
                                                     Backed       Backed      Corporate
INVESTMENTS IN SECURITIES                 TOTAL    Securities   Securities      Debt
--------------------------------------  --------  -----------  -----------  ------------
BALANCE AS OF SEPTEMBER 30, 2009:       $ 36,849  $    10,982  $    15,912  $      9,955
Accrued Discount/(Premium)                    56           22           57           (23)
Realized Gain (Loss)                      (2,254)      (2,247)          (7)           --(2)
Change in Unrealized Appreciation
(Depreciation)                             4,894        2,895        1,427           572
Net Purchases/(Sales) (3)                 (3,791)          --         (888)       (2,903)
Transfers In and/or Out of Level 3 (1)   (34,802)     (11,652)     (15,549)       (7,601)
                                        --------  -----------  -----------  ------------
BALANCE AS OF DECEMBER 31, 2009         $    952  $        --  $       952  $         --
                                        ========  ===========  ===========  ============

(1) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

(3)  Includes paydowns on securities.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                      See Notes to Schedules of Investments

                       VIRTUS REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ------------  ------------                                         ------------  ------------
COMMON STOCKS--97.1%                                               REAL ESTATE INVESTMENT TRUSTS--
                                                                     (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS--97.1%
                                                                   RESIDENTIAL--17.4%
DIVERSIFIED--5.2%
                                                                   APARTMENTS--16.6%
Vornado Realty Trust                        658,277  $     46,040  American Campus Communities, Inc.           157,460  $      4,424
---------------------------------------------------  ------------  Apartment Investment & Management Co.
TOTAL DIVERSIFIED                                          46,040    Class A                                   683,357        10,879
---------------------------------------------------  ------------  AvalonBay Communities, Inc.                 299,886        24,624
                                                                   BRE Properties, Inc.                        333,490        11,032
HEALTH CARE--12.8%                                                 Equity Residential                        1,427,439        48,219
HCP, Inc.                                 1,166,437        35,623  Essex Property Trust, Inc.                  181,492        15,182
Health Care REIT, Inc.                      561,349        24,879  Home Properties, Inc.                       185,374         8,844
Nationwide Health Properties, Inc.          582,630        20,497  UDR, Inc.                                 1,399,644        23,010
Ventas, Inc.                                732,534        32,041                                                       ------------
---------------------------------------------------  ------------                                                            146,214
TOTAL HEALTH CARE                                         113,040                                                       ------------
---------------------------------------------------  ------------
                                                                   MANUFACTURED HOMES--0.8%
INDUSTRIAL/OFFICE--21.0%                                           Equity Lifestyle Properties, Inc.           147,611         7,450
                                                                   ---------------------------------------------------  ------------
INDUSTRIAL--5.2%                                                   TOTAL RESIDENTIAL                                         153,664
AMB Property Corp.                          656,010        16,761  ---------------------------------------------------  ------------
Eastgroup Properties, Inc.                   82,880         3,173
ProLogis                                  1,867,363        25,564  RETAIL--21.9%
                                                     ------------
                                                           45,498  FREE STANDING--0.6%
                                                     ------------  National Retail Properties, Inc.            261,395         5,547
                                                                                                                        ------------
MIXED--3.3%
Duke Realty Corp.                           888,542        10,814  REGIONAL MALLS--13.3%
Liberty Property Trust                      578,450        18,516  CBL & Associates Properties, Inc.           230,813         2,232
                                                     ------------  Macerich Co. (The)                          544,691        19,582
                                                           29,330  Simon Property Group, Inc.                1,129,246        90,114
                                                     ------------  Taubman Centers, Inc.                       146,160         5,248
                                                                                                                        ------------
OFFICE--12.5%                                                                                                                117,176
Alexandria Real Estate Equities, Inc.       139,038         8,939                                                       ------------
BioMed Realty Trust, Inc.                   665,594        10,503
Boston Properties, Inc.                     557,143        37,367  SHOPPING CENTERS--8.0%
Corporate Office Properties Trust           262,785         9,626  Federal Realty Investments Trust            278,810        18,881
Douglas Emmett, Inc.                        198,040         2,822  Kimco Realty Corp.                        2,132,855        28,857
Highwoods Properties, Inc.                  379,788        12,666  Regency Centers Corp.                       153,010         5,365
Mack-Cali Realty Corp.                      442,866        15,310  Tanger Factory Outlet Centers               431,900        16,840
SL Green Realty Corp.                       258,151        12,969                                                       ------------
                                                     ------------                                                             69,943
                                                          110,202  --------------------------------------------------- -------------
---------------------------------------------------  ------------  TOTAL RETAIL                                              192,666
TOTAL INDUSTRIAL/OFFICE                                   185,030  ---------------------------------------------------  ------------
---------------------------------------------------  ------------
                                                                   SELF STORAGE--7.1%
LODGING/RESORTS--4.8%                                              Extra Space Storage, Inc.                 1,117,659        12,909
Host Hotels & Resorts, Inc.               2,638,664        30,793  Public Storage                              586,583        47,777
LaSalle Hotel Properties                    458,221         9,728  U-Store-It Trust                            211,423         1,548
Sunstone Hotel Investors, Inc.(2)           196,731         1,747  ---------------------------------------------------  ------------
---------------------------------------------------  ------------  TOTAL SELF STORAGE                                         62,234
TOTAL LODGING/RESORTS                                      42,268  ---------------------------------------------------  ------------
---------------------------------------------------  ------------
                                                                   SPECIALTY--6.9%
                                                                   Digital Realty Trust, Inc.                  775,321        38,983

                      See Notes to Schedules of Investments

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE
                                       ------------  ------------
REAL ESTATE INVESTMENT TRUSTS--
  (CONTINUED)
Entertainment Properties Trust              207,599  $      7,322
Plum Creek Timber Co., Inc.                 371,711        14,036
---------------------------------------------------  ------------
TOTAL SPECIALTY                                            60,341
===================================================  ============
TOTAL COMMON STOCKS
(IDENTIFIED COST $651,033)                                855,283
---------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $651,033)                                855,283

SHORT-TERM OBLIGATIONS--3.1%

MONEY MARKET MUTUAL FUNDS--3.1%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.118%)     27,307,383        27,307
---------------------------------------------------  ------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $27,307)                                  27,307
---------------------------------------------------  ------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $678,340)                                882,590(1)

Other assets and liabilities,
  net--(0.2)%                                              (2,042)
                                                     ------------
NET ASSETS--100.0%                                   $    880,548
                                                     ============

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  --------------------------
                                        TOTAL VALUE
                                            AT          LEVEL 1
                                       DECEMBER 31,     QUOTED
INVESTMENT IN SECURITIES:                  2009         PRICES
-------------------------------------  --------------------------
Equity Securities:
   Common Stocks                       $    855,283  $    855,283
   Short-Term Investments                    27,307        27,307
Total Investments                      $    882,590  $    882,590

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                        VIRTUS SENIOR FLOATING RATE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
ASSET-BACKED SECURITIES--0.2%                                      HEALTH CARE--0.1%
Harley-Davidson Motorcycle Trust                                   Select Medical Corp. 7.625%, 2/1/15    $        100  $         98
  07-2, C 5.410%, 8/15/15              $        170  $        170                                                       ------------
---------------------------------------------------  ------------  INDUSTRIALS--1.3%
TOTAL ASSET-BACKED SECURITIES                                      Delta Air Lines, Inc. 00-A1,
(IDENTIFIED COST $128)                                        170    7.379%, 5/18/10                               196           195
---------------------------------------------------  ------------  General Maritime Corp. 144A
CORPORATE BONDS--10.8%                                               12.000%, 11/15/17 (4)                         250           262
                                                                   Global Aviation Holdings Ltd. 144A
CONSUMER DISCRETIONARY--3.4%                                         14.000%, 8/15/13 (4)                          730           729
Affinia Group, Inc. 144A 10.750%,                                                                                       ------------
  8/15/16 (4)                                   260           283                                                              1,186
American Axle & Manufacturing                                                                                           ------------
  Holdings, Inc. 144A 9.250%,                                      MATERIALS--1.9%
  1/15/17 (4)                                   350           357  Nova Chemicals Corp. 3.649%,
Blockbuster, Inc. 144A 11.750%,                                      11/15/13(3)                                   910           837
  10/1/14 (4)                                   750           716  Verso Paper Holdings LLC / Verso
Eastman Kodak Co. 7.250%, 11/15/13              210           173    Paper, Inc.
Harrah's Operating Co., Inc. 144A                                    144A 11.500%, 7/1/14(4)                       365           403
  11.250%, 6/1/17 (4)                           140           147    Series B, 4.031%, 8/1/14(3)                   500           398
Landry's Restaurants, Inc.                                           Series B, 11.375%, 8/1/16                     210           170
  14.000%, 8/15/11                              215           215                                                       ------------
  144A 11.625%, 12/1/15(4)                      666           710                                                              1,808
MGM MIRAGE 144A 10.375%, 5/15/14 (4)             47            51                                                       ------------
Nebraska Book Co., Inc. 144A                                       TELECOMMUNICATION SERVICES--1.6%
  10.000%, 12/1/11 (4)                          615           626  Clearwire Communications
                                                     ------------    LLC/Clearwire Finance, Inc.
                                                            3,278    144A 12.000%, 12/1/15(4)                      400           408
                                                     ------------    144A 12.000%, 12/1/15(4)                      800           816
CONSUMER STAPLES--0.8%                                             Level 3 Financing, Inc. 4.601%,
Smithfield Foods, Inc. 144A                                          2/15/15(3)                                    400           304
  10.000%, 7/15/14 (4)                          400           436                                                       ------------
Yankee Acquisition Corp. Series B,                                                                                             1,528
  8.500%, 2/15/15                               300           299  ---------------------------------------------------  ------------
                                                     ------------  TOTAL CORPORATE BONDS
                                                              735  (IDENTIFIED COST $8,116)                                   10,299
                                                     ------------  ---------------------------------------------------  ------------
ENERGY--1.1%                                                       LOAN AGREEMENTS(3)--83.3%
Hercules Offshore, Inc. 144A
  10.500%, 10/15/17 (4)                         275           292  CONSUMER DISCRETIONARY--24.1%
OPTI Canada, Inc. 144A 9.000%,                                     Building Materials Holding Corp. of
  12/15/12 (4)                                  475           488    America Tranche B, 3.000%,
Western Refining, Inc. 144A 7.754%,                                  2/22/14                                       248           229
  6/15/14 (3)(4)                                325           292  Cengage Learning Acquisitions, Inc.
                                                     ------------    Tranche 2.750%, 7/5/14                        904           814
                                                            1,072    Tranche 0.000%, 6/5/15                        500           500
                                                     ------------  Ceridian Corp. Tranche 3.257%,
FINANCIALS--0.6%                                                     11/8/14                                     1,165         1,056
Ford Motor Credit Co. LLC                                          Charter Communications Operating
  7.500%, 8/1/12                                100           101    LLC Tranche B, 2.260%, 3/6/14                 944           887
  8.700%, 10/1/14                               140           147  Clear Channel Communications, Inc.
Universal City Development Partners                                  Tranche 0.000%, 1/29/16                       850           701
  Ltd.                                                             CSC Holdings, Inc. Tranche B-2,
  144A 8.875%, 11/15/15(4)                       45            44    2.025%, 3/29/16                               811           796
  144A 10.875%, 11/15/16(4)                     300           302  Cumulus Media, Inc. Tranche 0.000%,
                                                     ------------    6/11/14                                       375           316
                                                              594  Emmis Operating Co. Tranche B,
                                                     ------------    4.246%, 11/1/13                               698           562

                      See Notes to Schedules of Investments

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
CONSUMER DISCRETIONARY--(CONTINUED)                                CONSUMER DISCRETIONARY--(CONTINUED)
Ford Motor Co. Tranche B-1, 3.265%,                                VWR Funding, Inc. Tranche 2.731%,
  12/15/13                             $      1,052  $        975    6/29/14                              $        249  $        224
Getty Images, Inc. Tranche B,                                                                                           ------------
  6.250%, 7/2/15                              1,086         1,092                                                             23,007
Harrah's Operating Co., Inc.                                                                                            ------------
  Tranche B-2, 3.282%, 1/28/15                  530           432
  Tranche B-4, 9.500%, 10/31/16                 300           301  CONSUMER STAPLES--2.6%
Intelsat Jackson Holding Ltd.                                      Reynolds Group Holdings Ltd.
  Tranche 3.235%, 2/1/14                      1,000           908    Tranche 6.250%, 11/5/15                       545           549
Intelstat Corp.                                                    Rite Aid Corp. Tranche 0.000%,
  Tranche B2-B, 0.000%, 1/3/14                  190           180    6/4/14                                      1,000           944
  Tranche B2-A, 2.735%, 1/3/14                  190           180  Spectrum Brands, Inc.
  Tranche B2-C, 2.735%, 1/3/14                  190           180    Tranche 4.000%, 6/30/12                        29            29
Isle of Capri Casinos, Inc.                                          Tranche 8.150%, 6/30/12                       569           565
  Tranche A-DD, 1.988%, 11/25/13                139           131  Yankee Candle Co., Inc. Tranche B,
  Tranche B-DD, 1.988%, 11/25/13                158           149    2.240%, 2/6/14                                454           426
  Tranche 2.001%, 11/25/13                      396           374                                                       ------------
Lamar Media Corp. Tranche F,                                                                                                   2,513
  0.000%, 3/31/14                             1,500         1,515                                                       ------------
Landry's Restaurant, Inc. Tranche
  8.670%, 11/30/13                              894           903  ENERGY--3.2%
Las Vegas Sands LLC                                                ATP Oil & Gas Corp.
  Tranche I-DD, 2.010%, 5/23/14                  67            59    Tranche B-2, 11.750%, 1/15/11                 111           108
  Tranche B, 2.010%, 5/23/14                    332           291    Tranche B-1, 11.250%, 7/15/14                 716           698
MCC Georgia LLC Tranche E, 0.000%,                                 Helix Energy Solutions Group, Inc.
  1/3/16                                      1,000         1,010    Tranche B, 2.232%, 7/1/13                     640           618
Mediacom Illinois LLC Tranche D,                                   Targa Resources, Inc. Tranche
  5.500%, 3/31/17                               349           351    0.000%, 7/6/16                                900           906
MGM MIRAGE 0.000%, 10/3/11                      500           468  Venoco, Inc. Tranche 4.250%,
Neiman-Marcus Group, Inc. (The)                                      5/20/14                                       500           452
  Tranche 2.255%, 4/6/13                      1,715         1,553  Western Refining, Inc. Tranche
Nielsen Finance LLC/ Nielsen                                         10.750%, 5/30/14                              234           224
  Finance Co.                                                                                                           ------------
  Tranche 2.235%, 8/9/13                        654           615                                                              3,006
  Tranche B, 3.985%, 5/1/16                     609           576                                                       ------------
Pilot Travel Centers LLC Tranche B,
  0.000%, 1/15/16                               325           328  FINANCIALS--8.1%
PTI Group, Inc. Tranche 9.250%,                                    CIT Group, Inc. Tranche 13.000%,
  2/18/13                                        80            69    1/18/12                                     2,100         2,178
Travelport LLC 0.000%, 8/23/13                1,100         1,056  Green Tree Credit Solutions Tranche
TRW Automotive Holdings Corp.                                        8.000%, 12/15/15                              600           579
  Trance B-3 5.000%, 5/30/16                    250           250  Hertz Corp.
Univision Communications, Inc.                                       Letter of Credit 1.000%, 12/21/12             115           110
  Tranche B, 2.501%, 9/29/14                  2,025         1,764    Tranche B, 2.020%, 12/21/12                   625           600
VML Properties LLC Tranche 4.760%,                                 Nuveen Investments, Inc. Tranche B,
  5/25/12                                       374           356    0.000%, 11/13/14                            1,175         1,035
VML U.S. Finance LLC Tranche B,                                    Pinnacle Foods Finance LLC/
  4.760%, 5/25/13                               900           856    Pinnacle Food Finance Corp.
                                                                     Tranche B, 0.000%, 4/2/14                   1,100         1,029
                                                                   Richard Ellis (CB) Group, Inc.
                                                                     0.000%, 12/20/15                            1,036           996
                                                                   Sungard Data Systems, Inc. Tranche
                                                                     A, 0.000%, 2/28/14                             22            21
                                                                   Synatech, Inc. Tranche 0.000%,
                                                                     4/2/14                                        499           414
                                                                   Universal City Tranche 0.000%,
                                                                     11/6/14                                       388           390
                                                                   Vanguard Health Holdings Co., II
                                                                     LLC Tranche B 0.000%, 9/23/11                 404           398
                                                                                                                        ------------
                                                                                                                               7,750
                                                                                                                        ------------

                      See Notes to Schedules of Investments

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ------------  ------------                                         ------------  ------------
HEALTH CARE--7.7%                                                  INDUSTRIALS--(CONTINUED)
Bausch & Lomb, Inc.                                                Reynolds & Reynolds Co. (The)
  Tranche B, 3.500%, 4/26/14           $        390  $        372    Tranche 5.751%, 10/24/13             $        900  $        777
  Tranche DD, 3.500%, 4/26/14                    95            90  ServiceMaster Co. (The)
Butler Schein Animal Health Tranche                                  Tranche DD, 2.740%, 7/24/14                   175           158
  B, 0.000%, 12/31/15                           750           722    Tranche B, 2.750%, 7/24/14                  1,753         1,591
Community Health Systems, Inc.                                     Sungard Data Systems, Inc. Tranche
  Tranche B, 2.506%, 7/25/14                  1,174         1,115    B, 3.885%, 2/28/16                            492           480
  Tranche DD, 2.506%, 7/25/14                    60            56  Trans Network Services Tranche
CRC Health Corp. 2.501%, 2/6/13                 497           451    6.000%, 11/18/15                              630           631
HCA, Inc. Tranche A-1, 1.751%,                                     Zuffa LLC Tranche 7.500%, 6/19/15             1,036         1,031
  11/17/12                                      973           935                                                       ------------
Health Management Associates, Inc.                                                                                            11,137
  Tranche B, 2.000%, 2/28/14                    318           299                                                       ------------
HealthSouth Corp.
  Tranche 1, 2.510%, 3/10/13                    545           521  INFORMATION TECHNOLOGY--9.8%
  Tranche 2, 2.000%, 3/15/14                    448           437  Allen Systems Group, Inc.
Psychiatric Solutions, Inc. Tranche                                  Tranche 8.500%, 10/20/13                      350           351
  B, 2.020%, 7/2/12                             828           788    Tranche 6.500%, 4/20/14                       150           146
RehabCare Group, Inc. Tranche B,                                   Avaya, Inc. Tranche B-1, 3.010%,
  6.000%, 11/24/15                              530           526    10/26/14                                    1,496         1,298
Select Medical Corp. Tranche B-1,                                  CommScope, Inc. Tranche B, 2.741%,
  4.017%, 8/22/14                               166           162    12/27/14                                      593           577
Warner Chilcott plc                                                Dresser, Inc.
  5.500%, 10/30/14                              339           340    Tranche B, 2.521%, 5/4/14                     250           234
  5.750%, 4/30/15                               169           170    PIK Loan 6.006%, 5/4/15                     1,400         1,303
  5.750%, 4/30/15                               373           374  First Data Corp. Tranche B-3,
                                                     ------------    3.000%, 9/24/14                             1,913         1,700
                                                            7,358  Freescale Semiconductor, Inc.
                                                     ------------    Tranche 1.985%, 12/1/13                     1,010           887
                                                                   Reynolds & Reynolds Co. (The)
INDUSTRIALS--11.7%                                                   Tranche 2.251%, 10/26/12                      903           840
Advanced Disposal Tranche 0.000%,                                  Sensata Technologies BV Tranche
  12/23/14                                    1,500         1,485    2.031%, 4/27/13                             1,241         1,112
ARAMARK Corp.                                                      Skype Technologies SA Tranche
  Letter of Credit 1.057%, 1/26/14               51            48    9.000%, 11/19/14                              325           334
  Tranche 2.123%, 1/26/14                       772           732  TowerCo LLC Tranche 6.000%,
Harland Clarke Holdings Corp.                                        11/20/14                                      500           506
  Tranche B, 2.746%, 6/30/14                  1,472         1,228                                                       ------------
Hawker Beechcraft, Inc.                                                                                                        9,288
  Letter of Credit, 1.125%, 3/26/14              39            30                                                       ------------
  Tranche B, 2.244%, 3/26/14                    659           498
Language Line Holdings LLC Tranche                                 MATERIALS--9.3%
  5.500%, 11/4/15                               985           984  Anchor Glass Container Corp.
Manitowoc Co., Inc. (The) Tranche                                    Tranche B, 6.750%, 6/20/14                    231           232
  B, 7.500%, 4/14/14                          1,267         1,237  Ashland, Inc. Tranche B, 7.650%,
Protection One Alarm Monitoring,                                     5/13/14                                     1,757         1,785
  Inc. Tranche B-2, 6.250%, 3/31/14             229           227  Berry Plastics Group, Inc. Tranche
                                                                     C, 2.254%, 4/3/15                           1,251         1,094
                                                                   Boise Paper Holdings LLC Tranche B,
                                                                     5.750%, 2/22/14                               427           431
                                                                   Building Materials Corp. of America
                                                                     Tranche B, 6.063%, 9/15/14                    405           370

                      See Notes to Schedules of Investments

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE       VALUE                                              SHARES        VALUE
                                      ------------  ------------                                        ------------ ------------
MATERIALS--(CONTINUED)                                            SHORT-TERM INVESTMENTS--31.1%
Celanese Holdings LLC Tranche
  2.036%, 4/2/14                      $        438  $        418  MONEY MARKET MUTUAL FUNDS--31.1%
Gentek Holding LLC Tranche 7.000%,                                BlackRock Liquidity Funds TempFund
  10/29/14                                     260           263    Portfolio - Institutional Shares
Hexion Specialty Chemicals                                          (seven-day effective yield 0.118%)    29,671,035 $     29,671
  Tranche 0.000%, 5/5/13                       822           723  -------------------------------------------------- ------------
  Tranche 0.000%, 5/5/13                       178           157  TOTAL SHORT-TERM INVESTMENTS
Huntsman TLC Tranche 2.481%,                                      (IDENTIFIED COST $29,671)                                29,671
  6/30/16                                    1,000           957  -------------------------------------------------- ------------
Ineos Holdings Ltd.                                               TOTAL INVESTMENTS--125.4%
  Tranche B-2, 7.500%, 12/16/13                423           385  (IDENTIFIED COST $113,412)                              119,536(1)
  Tranche C-2, 8.000%, 12/16/14                423           387
JohnsonDiversity, Inc. Tranche                                    Other Assets and Liabilities--(25.4)%                   (24,175)
  5.500%, 11/24/15                             250           251                                                     ------------
Solutia, Inc. Tranche 7.250%,                                     NET ASSETS--100.0%                                 $     95,361
  2/28/14                                    1,408         1,433                                                     ============
                                                    ------------
                                                           8,886  Abbreviations:
                                                    ------------  PIK   Payment-in-Kind Security

TELECOMMUNICATION SERVICES--4.5%
Level 3 Communications, Inc.
  Tranche A, 2.530%, 3/13/14                 1,450         1,321
  Tranche B, 11.500%, 3/13/14                   70            75
MetroPCS Wireless, Inc. Tranche B,
  2.521%, 11/3/13                              412           395
nTelos, Inc. Tranche 5.750%, 8/7/15          1,481         1,495
Sinclair Telecommunication Tranche
  6.500%, 10/29/15                             575           578
Time Warner Telecom Holdings, Inc.
  Tranche B, 1.990%, 1/7/13                    464           445
                                                    ------------
                                                           4,309
                                                    ------------

UTILITIES--2.3%
Calpine Corp. Tranche 0.000%,
  3/29/14                                      396           376
NRG Energy, Inc.
  Tranche B, 0.000%, 2/1/13                    520           497
  Letter of Credit 0.000%, 2/1/13              306           293
Texas Competitive Electric Holdings
  Co. LLC Tranche B-3, 0.000%,
  10/10/14                                   1,204           976
                                                    ------------
                                                           2,142
--------------------------------------------------  ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $75,497)                                 79,396
--------------------------------------------------  ------------
TOTAL LONG TERM INVESTMENTS--94.3%
(IDENTIFIED COST $83,741)                                 89,865
--------------------------------------------------  ------------

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  -----------------------------------------
                                        TOTAL VALUE                   LEVEL 2
                                            AT          LEVEL 1     SIGNIFICANT
                                       DECEMBER 31,     QUOTED       OBSERVABLE
INVESTMENT IN SECURITIES                   2009         PRICES         INPUTS
-------------------------------------  -----------------------------------------
Debt Securities:
  Asset-Backed Securities              $        170  $         --  $         170
  Corporate Debt                             89,695            --         89,695
Equity Securities:
  Short-Term Investments                     29,671        29,671             --
Total Investments                      $    119,536  $     29,671  $      89,865

There are no Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                                 Corporate
INVESTMENTS IN SECURITIES            TOTAL          Debt
----------------------------------  -------     -----------
BALANCE AS OF SEPTEMBER 30, 2009:   $    74     $        74
Accrued Discount/(Premium)               --(2)           --(2)
Realized Gain (Loss)                     --(2)           --(2)
Change in Unrealized Appreciation
  (Depreciation)                         (6)             (6)
Net Purchases/(Sales)                    --(2)           --(2)
Transfers In and/or Out of
   Level 3 (1)                          (68)            (68)
                                    -------     -----------
BALANCE AS OF DECEMBER 31, 2009     $    --     $        --
                                    =======     ===========

(1) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

                     See Notes to Schedules of Investments

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of sixteen diversified funds and two non-diversified funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As appropriate, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time)

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (CONTINUED) (UNAUDITED)

A summary of the inputs used to value the funds' net assets by each major security type is disclosed at the end of the Schedules of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

FORWARD CURRENCY CONTRACTS: The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

NOTE 2-ILLIQUID AND RESTRICTED SECURITIES

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2009, the Funds held the following illiquid and restricted securities ($ reported in thousands):

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (CONTINUED) (UNAUDITED)

                                                                   Market Value at   % Net Assets
                                       Acquisition   Acquisition     December 31,     at December
                                           Date          Cost            2009          31, 2009
                                       -----------   -----------   ---------------   ------------
MARKET NEUTRAL FUND
   Telefonica Moviles S.A.               12/20/01       $    0           $  0            0.0%
BOND FUND
   DLJ Mortgage Acceptance Corp.
      96-1, PO 144A 0.00I'%, 9/18/11      4/26/04       $    3           $  3            0.0%
HIGH YIELD FUND
   Poland Telecom
   Finance BV Series B 1
      14.000%, 12/1/07                   11/24/97       $4,942           $ 62            0.0%
   ACG Holdings, Inc.                     12/4/93          358              0            0.0%
MULTI-SECTOR SHORT TERM BOND
FUND
   Long Grove Collateral
   Loan Obligation Ltd.
      04-1A, C 144A 2.662%, 5/25/16       5/24/04       $1,614           $822            0.0%
      04-1A, D 144A 7.012%, 5/25/16       5/24/04          511            130            0.0

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At December 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                             Net
                                                                                          Unrealized
                                             Federal     Unrealized      Unrealized      Appreciation
Fund                                        Tax Cost    Appreciation   (Depreciation)   (Depreciation)
----                                       ----------   ------------   --------------   --------------
AlphaSector Allocation Fund                $   36,432     $  1,587        $   (288)        $  1,299
AlphaSector Rotation Fund                     161,568        5,229            (848)           4,381

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (CONTINUED) (UNAUDITED)

Alternatives Diversifier Fund                 286,842       34,718         (52,701)        (17,983)
Bond Fund                                     212,605        8,290          (2,144)          6,146
CA Tax-Exempt Bond Fund                        56,179        2,853          (1,731)          1,122
Foreign Opportunities Fund                  1,024,170      188,486          (9,783)        178,703
Global Infrastructure Fund                     88,625        7,265          (6,490)            775
Global Opportunities Fund                      45,994       12,093             (41)         12,052
Global Real Estate Securities Fund              1,761          824            (152)            672
Greater Asia ex Japan Opportunities Fund        5,478        1,812             (51)          1,761
Greater European Opportunities Fund             5,371        1,589             (40)          1,549
High Yield Fund                                91,778        6,503          (5,401)          1,102
International Real Estate Securities Fund      32,661        4,659          (7,593)         (2,934)
Market Neutral Fund (Long positions)           75,901       16,502          (4,392)         12,110
Market Neutral Fund (Short positions)         (74,339)       3,859          (8,387)         (4,528)
Multi-Sector Fixed Income Fund                185,126       10,970          (4,155)          6,815
Multi-Sector Short Term Bond Fund           2,183,200      102,489         (59,632)         42,857
Real Estate Securities Fund                   739,147      197,601         (54,158)        143,443
Senior Floating Rate Fund                     113,413        6,341            (218)          6,123

NOTE 4--RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 5--SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the series through February 26, 2010, the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

Virtus Distributors, Inc., the Fund's administrator, sub-contracts with PNC Global Investment Servicing (U.S.), Inc. ("PNCGIS") for certain sub-administrative duties. Additionally, PFPC Trust Company provides custodian services to certain Funds. On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (CONTINUED) (UNAUDITED)

Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale includes PNCGIS and PFPC Trust Company and is expected to close in the third quarter of 2010.

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Virtus Opportunities Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       February 25, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       February 25, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       February 23, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.